As filed with the U.S. Securities and Exchange Commission on February 23, 2011

File No. 2-77284 (811-03459)

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 45	☒

PENN SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 215-956-8000

PETER M. SHERMAN

President

Penn Series Funds, Inc.

Philadelphia, Pennsylvania 19172

(Name and Address of Agent for Service)

Copy to:

MICHAEL BERENSON

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on [date] pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☒	on April 29, 2011 pursuant to paragraph (a) (1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on [date] pursuant to paragraph (a)(2) of Rule 485

PROSPECTUS — MAY 1, 2011

PENN SERIES FUNDS, INC.

MONEY MARKET FUND

LIMITED MATURITY BOND FUND

QUALITY BOND FUND

HIGH YIELD BOND FUND

FLEXIBLY MANAGED FUND

BALANCED FUND

LARGE GROWTH STOCK FUND

LARGE CAP GROWTH FUND

LARGE CORE GROWTH FUND

LARGE CAP VALUE FUND

LARGE CORE VALUE FUND

INDEX 500 FUND

MID CAP GROWTH FUND

MID CAP VALUE FUND

MID CORE VALUE FUND

SMID CAP GROWTH FUND

SMID CAP VALUE FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL CAP INDEX FUND

DEVELOPED INTERNATIONAL INDEX FUND

INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND

REAL ESTATE SECURITIES FUND

AGGRESSIVE ALLOCATION FUND

MODERATELY AGGRESSIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

MODERATELY CONSERVATIVE ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

i

ii

FUND SUMMARY: MONEY MARKET FUND

Investment Objective	The investment objective of the Fund is to preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.17%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Principal Investment Strategy

The Fund will invest in a diversified portfolio of high-quality money market instruments, which are rated within the two highest credit categories assigned by recognized rating organizations or, if not rated, are of comparable investment quality as determined by the Adviser. Investments include commercial paper, U.S. Treasury securities, bank certificates of deposit and repurchase agreements. The Adviser looks for money market instruments that present minimal credit risks. Important factors in selecting investments include a company’s profitability, ability to generate funds, capital adequacy, and liquidity of the investment. The Fund will invest only in securities that mature in 397 days or less, as calculated in accordance with applicable law. The Fund’s policy is to seek to maintain a stable price of $1.00 per share.

Principal Risks of Investing

Investment Risk. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Furthermore, there can be no assurance that the Fund’s investment adviser or its affiliates will make capital infusions into the Fund, purchase distressed Fund assets, enter into support agreements with the Fund or take other actions intended to maintain the Fund’s $1.00 share price.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the Fund’s yield will change over time. During periods when interest rates are low, the Fund’s yield (and total return) also will be low and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund’s expenses, which could impair the Fund’s ability to provide a positive yield and maintain a stable $1.00 share price.

Credit Risk. The Fund could lose money or underperform as a result of default. The credit quality of the Fund’s portfolio holdings can change rapidly in certain markets and any default on the part of a portfolio investment could cause the Fund’s share price or yield to fall.

U.S. Government Securities Risk. Some of the U.S. government securities that the Fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Repurchase Agreement Risk. The Fund’s use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Liquidity Risk. A particular investment may be difficult or expensive to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the Fund’s ability to maintain a stable $1.00 share price may be adversely affected.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower. The current yield of the Money Market Fund for the seven-day period ended December 31, 2010 was     %.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
Money Market Fund	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: LIMITED MATURITY BOND FUND

Investment Objective	The investment objective of the Fund is to provide the highest available current income consistent with liquidity and low risk to principal; total return is secondary.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in debt securities, commonly referred to as bonds. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. The Fund will invest primarily in short- to intermediate-term investment grade debt securities (those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Adviser)) of the U.S. government and corporate issuers. In addition, the Fund may invest in convertible securities. The Adviser uses an active bond management approach. It seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. With this approach, the Adviser attempts to identify securities that are under-valued based on their quality, maturity, and sector in the marketplace. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). The Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets. The Adviser will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.

Duration: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. Typically, with a 1% rise in interest rates, an investment’s value may be expected to fall approximately 1% for each year of its duration. Although the Fund may invest in securities of any duration, under normal circumstances it maintains an average portfolio duration of one to three years.

Quality: The Fund will invest primarily in investment grade debt securities and no more than 10% of its assets in “junk bonds,” which are those rated below BBB by S&P and those rated below Baa by Moody’s (or determined to be of equivalent quality by the Adviser).

Sectors: The Fund will invest primarily in corporate bonds and U.S. government bonds, including mortgage-backed and asset-backed securities.

Turnover: Because the Adviser will look for inefficiencies in the market and sell when it feels a security is fully priced, portfolio turnover can be expected to be relatively high, which may result in increased transaction costs and may lower fund performance.

An investment in the Fund may be appropriate for investors who are seeking the highest current income consistent with liquidity and low risk to principal available through an investment in investment grade debt.

Principal Risks of Investing

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

U.S. Government Securities Risk. Some of the U.S. government securities that the Fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increase as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Citigroup Treasury/Agency 1 to 5 Year Index is an unmanaged index that is a widely recognized benchmark of the market performance of short- to intermediate-term bonds.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
Limited Maturity Bond Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Citigroup Treasury/Agency 1 to 5 Year Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Manager

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as portfolio manager of the Fund since its inception in May 2000.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: QUALITY BOND FUND

Investment Objective	The Fund seeks the highest income over the long term that is consistent with the preservation of principal.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.32%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in debt securities, commonly referred to as bonds. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. The Fund will invest primarily in marketable investment grade debt securities (those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Adviser)). In addition, the Fund may invest in convertible securities. The portfolio manager heads up a team of analysts that uses an active bond-management approach. The Adviser seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. With this approach, the Adviser attempts to identify securities that are under-valued based on their quality, maturity, and sector in the marketplace. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). In addition, the Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets. The Adviser will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.

Duration: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. Typically, with a 1% rise in interest rates, an investment’s value may be expected to fall approximately 1% for each year of its duration. Duration is set for the portfolio generally between 3.5 and 5.5 years, depending on the interest rate outlook.

Quality: The Fund will invest primarily in investment grade debt securities and no more than 10% of the net assets in “junk bonds,” which are those rated below BBB by S&P and those rated below Baa by Moody’s (or determined to be of equivalent quality by the Adviser).

Sectors: The Fund will invest primarily in the following sectors: corporate bonds, U.S. government bonds, U.S. government agency securities, commercial paper, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities.

An investment in the Fund may be appropriate for investors who are seeking investment income and preservation of principal.

Principal Risks of Investing

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

U.S. Government Securities Risk. Some of the U.S. government securities that the Fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment grade bond market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
Quality Bond Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Barclays U.S. Aggregate Bond Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Manager

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as portfolio manager of the Fund since November 1992.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: HIGH YIELD BOND FUND

Investment Objective	The investment objective of the Fund is to realize high current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in a widely diversified portfolio of high yield corporate bonds, often called “junk bonds,” income-producing convertible securities and preferred stocks. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. High yield bonds are rated below investment grade (BB and lower by S&P and Ba and lower by Moody’s or determined to be of equivalent quality by the Sub-Adviser) and generally provide high income in an effort to compensate investors for their higher risk of default, that is the failure to make required interest or principal payments. High yield bond issuers include U.S. and foreign issuers, small or relatively new companies lacking the history or capital to merit investment-grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The Fund’s dollar-weighted average maturity generally is expected to be in the six- to twelve-year range. In selecting investments for the Fund, the Sub-Adviser relies extensively on its research analysts. When the Sub-Adviser’s outlook for the economy is positive, it may purchase slightly lower rated bonds in an effort to secure additional income and appreciation potential. When the Sub-Adviser’s outlook for the economy is less positive, the Fund may gravitate toward higher rated junk bonds. The Fund may also invest in other securities, including futures and options, as well as loan assignments and participations, in keeping with its objective. In pursuing the investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Fund may sell holdings for a variety of reasons, such as to adjust a portfolio’s average maturity or quality, or to shift assets into higher yielding securities or to reduce marginal quality securities.

An investment in the Fund may be appropriate for long-term, risk-oriented investors who are willing to accept the greater risks and uncertainties of investing in high yield bonds in the hope of earning high current income.

Principal Risks of Investing

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Preferred Stock Risk. Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Derivatives Risk. The Fund may use derivatives (including futures and options) to gain market exposure and potentially to enhance returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The Fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The CS First Boston Global High Yield Index is a widely recognized benchmark of high yield bond performance.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
High Yield Bond Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
CS First Boston Global High Yield Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

T. Rowe Price Associates, Inc.

Portfolio Manager

Mark J. Vaselkiv, a Vice President of T. Rowe Price Associates, Inc., has served as portfolio manager of the Fund since November 1996.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: FLEXIBLY MANAGED FUND

Investment Objective	The investment objective of the Fund is to maximize total return (capital appreciation and income).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in common stocks of established U.S. companies that it believes have above-average potential for capital growth. Common stocks typically constitute at least half of total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt securities, including high yield securities (junk bonds), foreign securities, futures and options, in keeping with the Fund’s objective. The Fund’s investments in common stocks generally fall into one of two categories. The larger category comprises long-term core holdings that the Sub-Adviser considers to be underpriced in terms of company assets, earnings, or other factors at the time they are purchased. The smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term, but not necessarily over the long term. Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a “value approach” in selecting investments. Its in-house research team seeks to identify companies that seem under-valued by various measures, such as price/book value, and may be temporarily out of favor but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Fund’s approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserve may reflect the Sub-Adviser’s ability to find companies that meet valuation criteria rather than its market outlook. Bonds and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations. There is no limit on the Fund’s investments in convertible securities. In pursuing the investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

An investment in the Fund may be appropriate for investors who are seeking a relatively conservative approach to investing for total return and are willing to accept the risks and uncertainties of investing in common stocks and bonds.

Principal Risks of Investing

Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

“Value” Investing Risk. Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

Derivatives Risk. The Fund may use derivatives (including futures and options) to gain market exposure and potentially to enhance returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The Fund’s use of derivative instruments also involves credit risk and liquidity risk.

Warrant Risk. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Preferred Stock Risk. Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Investment Style Risk. If the Fund has large holdings in a relatively small number of companies, disappointing performance by those companies will have a more adverse impact on the Fund than would be the case with a more diversified fund. A sizable cash or fixed income position may hinder the Fund from participating fully in a strong, rapidly rising bull market.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks representing all major industries and is a widely recognized benchmark of general stock market performance.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
Flexibly Managed Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
S&P 500 Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

T. Rowe Price Associates, Inc.

Portfolio Manager

David Giroux, a Vice President of T. Rowe Price Associates, Inc., has served as portfolio manager of the Fund since July 2006.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: BALANCED FUND

Investment Objective	The investment objective of the Fund is to seek long-term growth and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.00%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with its target asset allocation. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Under normal circumstances, the Fund will invest 50% -70% of its assets in stock and other equity underlying funds, 30%-50% of its assets in bond and other fixed income funds, and 0%-20% of its assets in money market funds. The Fund’s allocation strategy is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities.

The Fund’s underlying equity fund allocation will primarily track the performance of the large capitalization company portion of the U.S. stock market. The Fund’s underlying fixed income fund allocation will be invested primarily in a broad range of investment grade fixed income securities (although up to 10% of the underlying fund may be invested in non-investment grade securities (“junk bonds”)), and is intended to provide results consistent with the broad US fixed income market.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Market appreciation or depreciation may cause the Fund to be outside of its target asset allocation range. In addition, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect the Fund’s actual allocations. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation

Equity Fund - Penn Series Index 500 Fund	50% - 70%

Fixed Income Fund - Penn Series Quality Bond Fund	30% - 50%

Money Market Fund - Penn Series Money Market Fund	0% - 20%

The Fund’s investment performance is directly related to the investment performance of the underlying funds. The underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. A brief description of each underlying fund’s principal investment strategy is provided below.

Underlying Funds	Investment Objective and Principal Investment Strategy

Penn Series Index 500 Fund	Seeks a total return (capital appreciation and income) which corresponds to that of the S&P 500 Index. Under normal circumstances, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the S&P 500 Index.

Penn Series Quality Bond Fund	Seeks the highest income over the long term that is consistent with the preservation of principal. The Fund invests at least 80% of its net assets in debt securities. The Fund will invest primarily in investment grade debt securities and no more than 10% of the net assets in “junk bonds.”

Penn Series Money Market Fund	To preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income consistent therewith. The Fund invests in a diversified portfolio of high-quality money market instruments. The Fund seeks to maintain a stable price of $1.00 per share.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in a fund which allocates its assets among various asset classes and market segments in the hope of achieving long-term growth and current income.

Principal Risks of Investing

Asset Allocation Risk. The Fund’s particular asset allocation can have a significant effect on performance. The Fund manages its allocation with long-term performance in mind, and does not seek any particular type of performance in the short-term. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund purchases shares of the underlying funds. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. The value of your investment in the Fund is based primarily on the prices of the underlying funds that the Fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and underlying fund allocation.

Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Tracking Error Risk. As an index fund, the Penn Series Index 500 Fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Sampling Risk. The Penn Series Index 500 Fund may not fully replicate S&P 500 Index and may hold securities not included in the index. As a result, the Penn Series Index 500 Fund is subject to the risk that the Sub-Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Penn Series Index 500 Fund may utilize a sampling approach, it may not track the return of the index as well as it would if the Fund purchased all of the securities in the benchmark index.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Concentration Risk. To the extent the Penn Series Index 500 Fund concentrates its investments in issuers doing business in the same industry, the Fund will increase its investment exposure to the risks of that industry and will be subject to greater volatility.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities an underlying fund owns do not extend to shares of the fund.

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested. An underlying fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Direct Investment Risk. The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks representing all major industries and is a widely recognized benchmark of general stock market performance.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
Balanced Fund	%	%
Comparative Index (reflects no deduction for expenses and taxes)
S&P 500 Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Managers

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: LARGE GROWTH STOCK FUND

Investment Objective	The investment objective of the Fund is to achieve long-term growth of capital and increase of future income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.64%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of large capitalization companies. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. For purposes of this policy, large capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell 1000 Growth Index at the time of purchase (as of March 31, 2011, this range was between $     million and $     billion). Because the Fund’s definition of large capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund will invest primarily in common stocks of well established companies that the Sub-Adviser believes have long-term growth potential. In selecting the Fund’s investments, the Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The Sub-Adviser’s approach looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. Those special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 30% of total assets), futures, and options, in keeping with Fund objectives.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning above-average long-term growth of capital and income.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

“Growth” Investing Risk. Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk. The Fund may use derivatives (including futures and options) to gain market exposure and potentially to enhance returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The Fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The information presented prior to August 1, 2004, represents the performance of Independence Capital Management, Inc., the Fund’s current investment adviser. Since August 1, 2004, T. Rowe Price Associates,

Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted index constructed to measure the performance of the large cap growth segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
Large Growth Stock Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell 1000 Growth Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

T. Rowe Price Associates, Inc.

Portfolio Manager

P. Robert Bartolo, a Vice President of T. Rowe Price Associates, Inc., has served as portfolio manager of the Fund since October 2007.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: LARGE CAP GROWTH FUND

Investment Objective	The investment objective of the Fund is to seek long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in common stocks of U.S. companies with large market capitalizations. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. For purposes of this policy, large capitalization companies have market capitalizations of more than $3 billion at the time of purchase. When selecting investments for the Fund, the Sub-Adviser seeks to identify large capitalization U.S. companies with strong earnings growth potential. Further, the Fund invests in securities of companies that the Sub-Adviser believes are favorably priced in relation to their fundamental value and will likely appreciate over time. These securities may be traded over the counter or listed on an exchange. While the Fund primarily invests in the common stocks of large capitalization companies, the Fund may invest a portion of its assets (no more than 20%) in small and medium capitalization companies. The Fund may participate in initial public offerings (“IPOs”).

In selecting companies for the Fund, the Sub-Adviser typically invests for the long-term and chooses securities that it believes offer strong opportunities for long-term capital appreciation. The Sub-Adviser generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and may lower fund performance. An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of long-term capital appreciation.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

“Growth” Investing Risk. Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Small-and Mid-Cap Risk. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

IPOs Risk. The Fund may purchase securities in IPOs, which are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to August 1, 2008. Since August 1, 2008, Turner Investment Partners, Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted index constructed to measure the performance of the large cap growth segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	Since Inception on May 1, 2002
Large Cap Growth Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell 1000 Growth Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Turner Investment Partners, Inc.

Portfolio Managers

Robert Turner acts as the lead manager for the Fund, and has served as portfolio manager of the Fund since August 2008. Mark Turner, Robb Parlanti and Halie O’Shea act as co-managers for the Fund, and have acted as portfolio managers of the Fund since August 2008. Robert Turner is Chairman and Chief Investment Officer of Turner. Mark Turner is the President and a Senior Portfolio Manager of Turner. Mr. Parlanti is a Senior Portfolio Manager/Security Analyst of Turner. Ms. O’Shea is a Security Analyst/Portfolio Manager of Turner.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: LARGE CORE GROWTH FUND

Investment Objective	The investment objective of the Fund is to seek to achieve long-term growth of capital (capital appreciation).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

The Fund attempts to achieve its investment objective by investing primarily in common and preferred stocks of large capitalization U.S. companies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of large capitalization companies. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. For purposes of this policy, large capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell 1000 Growth Index at the time of purchase (as of March 31, 2011, this range was between $     million and $     billion). Because the Fund’s definition of large capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.

The Fund invests principally in equity securities of large capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders. The Sub-Adviser employs a rigorous bottom-up research process to identify solid investment opportunities. The Sub-Adviser seeks to construct a well diversified portfolio in order to reduce risk while enhancing return.

The Sub-Adviser may sell a security based on several factors, with valuation the key element. The Sub-Adviser may sell a security if the investment reaches its target price, there is a change in the security’s fundamentals or when better investment opportunities emerge.

The Fund may also invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities, American Depositary Receipts (ADRs), real estate investment trusts (REITs), shares of other investment companies and exchange-traded funds (ETFs), derivatives (such as options, futures and equity swaps), and cash instruments maturing in one year or less.

The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance. An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common and preferred stocks in the hope of achieving long-term growth of capital.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

“Growth” Investing Risk. Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Depositary Receipt Risk. ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Other Investment Company Risk. When the Fund invests in another investment company or an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the other investment company’s expenses. While the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

REITs Risk. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs, are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Derivatives Risk. The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The Fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted index constructed to measure the performance of the large cap growth segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
Large Core Growth Fund	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell 1000 Growth Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Wells Capital Management Incorporated

Portfolio Manager

Thomas Pence, CFA, a managing director and senior portfolio manager for Wells Capital Management, Inc., has served as portfolio manager of the Fund since August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: LARGE CAP VALUE FUND

Investment Objective	The investment objective of the Fund is to seek to achieve long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of large capitalization companies. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. For purposes of this policy, large capitalization companies have market capitalizations of more than $5 billion at the time of purchase. The Fund primarily invests in common stocks with low price-earnings ratios and better-than-anticipated earnings.

The Sub-Adviser attempts to reduce the Fund’s exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund’s assets in any one company. In selecting securities for purchase or sale by the Fund, the Sub-Adviser selects securities one at a time. This is called a “bottom-up approach.” The Sub-Adviser uses a fundamental analysis to select securities that it believes are undervalued relative to long-term earnings and cash flow potential. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, the Sub-Adviser currently considers one or more of the following factors when assessing a company’s business prospects: future supply/demand conditions for its key products, product cycles, quality of management, competitive position in the market place, reinvestment plans for cash generated, and better-than-expected earnings reports. The Sub-Adviser may consider selling a stock for one or more of the following reasons: the stock price has reached its target, the company’s fundamentals appear to be deteriorating, or better stock selections are believed to have been identified.

While the Fund primarily invests in large capitalization companies, the Fund may invest a portion of its assets (no more than 20%) in small and medium capitalization companies. The Fund may invest up to 25% of its total assets in securities of companies or governments in any country, including emerging market countries. These include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments and their agencies and instrumentalities. Securities of foreign issuers that are represented by American Depository Receipts (“ADRs”) or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered “foreign securities” for purposes of this investment restriction. The Fund’s investments in debt securities are subject to an aggregate limit of 10% of the Fund’s net assets. The Fund may purchase both investment grade securities and non-investment grade securities (commonly referred to as “junk bonds”) rated as low as “B” by Moody’s or Standard & Poor’s Rating Service or having comparable ratings by other nationally recognized rating organizations (or, if they are unrated, having a comparable rating assigned by the Sub-Adviser).

In addition to common stocks, the Fund may invest in other equity securities, including preferred stocks, warrants, rights, and convertible securities. The Fund may invest in non-investment grade convertible securities (commonly referred to as “junk bonds”) rated as low as “B” by Moody’s or Standard & Poor’s Rating Service or having comparable ratings by other nationally recognized rating organizations (or, if they are unrated, having a comparable rating assigned by the Sub-Adviser). The Fund at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts, and swaps) to protect against stock price, interest rate or currency rate declines, to enhance returns, or as a substitute for the purchase or sale of securities or currencies. Under normal market conditions, the Fund can invest up to 15% of its assets in cash and cash equivalents such as commercial paper, repurchase agreements, Treasury bills, and other short-term U.S. government securities. This strategy would be used primarily for cash management or liquidity purposes. To the extent that the Fund uses this strategy, it might reduce its opportunities to seek its objective of long-term growth of capital.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and may lower fund performance. An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing primarily in equity securities of large capitalization companies in the hope of earning long-term growth of capital.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

“Value” Investing Risk. Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Depositary Receipt Risk. ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Emerging Market Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries.

Small-and Mid-Cap Risk. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

Repurchase Agreement Risk. The Fund’s use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon.

U.S. Government Securities Risk. Some of the U.S. government securities that the Fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Preferred Stock Risk. Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment.

The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Warrant Risk. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Derivatives Risk. The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The Fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to August 25, 2008. Since August 25, 2008, OppenheimerFunds, Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted index constructed to measure the performance of the large cap growth segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
Large Cap Value Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell 1000 Value Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

OppenheimerFunds, Inc.

Portfolio Managers

Mitch Williams, CFA, and John Damian have served as portfolio managers of the Fund since August 2008. Mr. Williams and Mr. Damian are Vice Presidents of OppenheimerFunds, Inc.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: LARGE CORE VALUE FUND

Investment Objective	The investment objective of the Fund is to seek total return.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in value stocks of large capitalization companies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of large capitalization companies. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. For this Fund, large capitalization companies are those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index at the time of purchase (as of March 31, 2011, the median capitalization was $    billion). Because the Fund’s definition of large capitalization companies is dynamic, it will change with the markets. Value stocks are stocks that, in the opinion of the Sub-Adviser, are inexpensive or undervalued relative to the overall stock market.

The Fund primarily invests in dividend-paying stocks. The Fund may also invest in fixed income securities, such as convertible debt securities, of any credit quality (including securities rated below investment grade (“junk bonds”)), real estate investment trusts and non-income producing stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. The Fund at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) to protect against stock price, interest rate or currency rate declines (“hedging”), to enhance returns, or as a substitute for the purchase or sale of securities or currencies.

The Sub-Adviser may consider a company’s dividend prospects and estimates of a company’s net value when selecting securities. The Sub-Adviser may sell a security when the Sub-Adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.

The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance. An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning long-term growth of capital and income.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

“Value” Investing Risk. Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Depositary Receipt Risk. ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Emerging Market Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

REITs Risk. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs, are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Derivatives Risk. The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The Fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted index constructed to measure the performance of the large cap growth segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
Large Core Value Fund	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell 1000 Value Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Eaton Vance Management

Portfolio Manager

Michael R. Mach, a Vice President of Eaton Vance Management, has served as portfolio manager of the Fund since August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: INDEX 500 FUND

Investment Objective	The investment objective of the Fund is to seek a total return (capital appreciation and income) which corresponds to that of the S&P 500 Index.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in securities listed in the S&P 500® Index (the “Index”). This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange. Stocks in the Index are weighted according to their float adjusted capitalizations. The Fund may concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry.

The Sub-Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Sub-Adviser utilizes a “passive” investment approach, attempting to replicate the investment performance of the Index through automated statistical analytic procedures.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Sub-Adviser may at times purchase or sell futures contracts, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed. The Sub-Adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of achieving a total return which corresponds to that of the Index.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

Tracking Error Risk. As an index fund, the Fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Sampling Risk. The Fund may not fully replicate its benchmark index and may hold securities not included in the index. As a result, the Fund is subject to the risk that the Sub-Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Fund may utilize a sampling approach, it may not track the return of the index as well as it would if the Fund purchased all of the securities in the benchmark index.

Concentration Risk. To the extent the Fund concentrates its investments in issuers doing business in the same industry, the Fund will increase its investment exposure to the risks of that industry and will be subject to greater volatility.

Derivatives Risk. The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The Fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous manager for the period prior to August 25, 2008. Since August 25, 2008, SSgA Funds Management, Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks representing all major industries and is a widely recognized benchmark of general stock market performance.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
Index 500 Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
S&P 500 Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

SSgA Funds Management, Inc.

Portfolio Managers

Lynn Blake and John Tucker, both Principals of SSgA Funds Management, Inc., have served as portfolio managers of the Fund since August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: MID CAP GROWTH FUND

Investment Objective	The investment objective of the Fund is to maximize capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures below are based on the Fund’s “Total Annual Fund Operating Expenses After Fee Waivers. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of mid-cap companies. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. For purposes of this policy, mid capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap Index at the time of purchase (as of March 31, 2011, this range was between $     million and $     billion). Because the Fund’s definition of mid-cap companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund will invest in securities of U.S. companies that the Sub-Adviser believes have strong earnings growth potential and that are diversified across economic sectors. The Fund will attempt to maintain sector concentrations that approximate those of the Russell Midcap Growth Index. The Fund’s exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Russell Midcap Growth Index. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and may lower fund performance. An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average capital appreciation.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

“Growth” Investing Risk. Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Mid-Cap Risk. Historically, mid-cap stocks have been riskier than large-cap stocks. Stock prices of mid-cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell Midcap Growth Index is constructed to measure the performance of the mid-cap growth segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
Mid Cap Growth Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell Midcap Growth Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Turner Investment Partners, Inc.

Portfolio Managers

Christopher McHugh acts as the lead manager for the Fund and has served as portfolio manager of the Fund since May 2000. Jason Schrotberger and Tara Hedlund act as co-managers for the Fund, and have acted as portfolio managers of the Fund since October 2006. Mr. McHugh is Vice President and Senior Portfolio Manager of Turner. Mr. Schrotberger is a Security Analyst/Portfolio Manager of Turner. Ms. Hedlund is a Security Analyst/Portfolio Manager of Turner.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: MID CAP VALUE FUND

Investment Objective	The investment objective of the Fund is to achieve growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of mid-cap companies. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. For purposes of this policy, mid capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap Index at the time of purchase (as of March 31, 2011, this range was between $     million and $     billion). Because the Fund’s definition of mid-cap companies is dynamic, the lower and upper limits on market capitalization will change with the markets. In selecting individual securities, the Sub-Adviser seeks well-managed companies whose stock prices are under-valued. To identify these companies, the Sub-Adviser looks for strong business fundamentals, consistent cash flow, and a sound track record through all phases of the market cycle. The Sub-Adviser may also consider the company’s position relative to competitors, a high level of stock ownership among management and a recent sharp decline in the stock price that appears to be the result of a short-term market over-reaction to negative news. The Sub-Adviser generally considers selling a stock when it reaches the Sub-Adviser’s target price, when it fails to perform as expected, or when other opportunities appear more attractive. The Sub-Adviser seeks to reduce risk by diversifying among many companies and industries.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average growth of capital.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

“Value” Investing Risk. Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Mid-Cap Risk. Historically, mid-cap stocks have been riskier than large-cap stocks. Stock prices of mid-cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell Midcap Value Index is constructed to measure the performance of the mid-cap value segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
Mid Cap Value Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell Midcap Value Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Neuberger Berman Management LLC

Portfolio Manager

S. Basu Mullick, a Vice President of Neuberger Berman, has managed the Fund since 2005.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: MID CORE VALUE FUND

Investment Objective	The investment objective of the Fund is to achieve capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.72%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of medium capitalization companies. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any changes. Medium capitalization companies have market capitalizations that, at the time of purchase, generally fall within the market capitalization range of companies in the Russell Midcap Index, a widely used benchmark for mid-cap stock performance, as of its most recent reconstitution (May 31, 2010), which was between $     million and $     billion. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks and warrants. In selecting investments, the Sub-Adviser seeks well-managed companies whose stock prices are under-valued. Generally, the Sub-Adviser, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement. To identify these companies, the Sub-Adviser looks for changes in economies and financial environment, new or improved products or services, new or rapidly expanding markets, changes in management or structure of the company, price increases for a company’s products or services, improved efficiencies resulting from new technologies or changes in distribution and changes in government regulation, political climate or competitive condition.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average growth of capital.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Mid-Cap Risk. Historically, mid-cap stocks have been riskier than large-cap stocks. Stock prices of mid-cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Value” Investing Risk. Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Preferred Stock Risk. Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Warrant Risk. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell Midcap Value Index is constructed to measure the performance of the mid-cap value segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	Since Inception on May 1, 2002
Mid Core Value Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell Midcap Value Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Lord, Abbett & Co. LLC

Portfolio Managers

Robert P. Fetch, a Partner and Director of Lord Abbett, and Jeff Diamond, a Portfolio Manager of Lord Abbett, have served as portfolio managers of the Fund since February 2009 and June 2008, respectively.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: SMID CAP GROWTH FUND

Investment Objective	The investment objective of the Fund is to seek long-term returns.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

The Fund attempts to achieve its investment objective by investing primarily in common stocks of small and medium capitalization U.S. companies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. For purposes of this policy, small and medium capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell 2500 Growth Index at the time of purchase (as of March 31, 2011, this range was between $     million and $     billion). Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund’s investments in small capitalization companies may include micro-capitalization companies.

The Sub-Adviser’s strategy seeks superior, long-term returns by identifying growth companies at an early or transitional stage of development, before the market discovers their potential. The Sub-Adviser employs a bottom-up investment approach applying original idea generation, fundamental research, and security analysis emphasizing growth companies at attractive valuations. The Sub-Adviser’s approach emphasizes the predictability of earnings in order to seek to deliver superior investment results with controlled risk. The Sub-Adviser’s process is designed to identify small to mid cap companies with earnings growing at greater than 20% on average.

The Sub-Adviser constructs the Fund’s portfolio using a two-tier process in order to concentrate holdings in the Sub-Adviser’s “best ideas.” The Fund’s top tier is typically composed of 20-30 stocks typically comprising 40% to 50% of the Fund’s total assets. These top tier stocks have proven their ability over time to deliver earnings in line with, or better than, the Sub-Adviser’s expectations. The Fund’s primary tier is typically composed of 40-70 stocks typically comprising 50%-60% of the Fund’s total assets. These smaller positions’ potential and other characteristics have met the Sub-Adviser’s initial due diligence criteria of accelerating earnings growth, strong business fundamentals, and attractive valuations versus peer groups. Over time, stocks in the primary tier either join the top tier or are eliminated from the Fund’s portfolio. The primary tier allows the Sub-Adviser to make investments in promising opportunities, while recognizing the need for confirmation of the research and seasoning. The Sub-Adviser believes that the two-tiered approach allows for concentration in the Sub-Adviser’s best ideas, while at the same time maintaining prudent diversification. The Sub-Adviser seeks to have the Fund broadly diversified across industry groups.

The Sub-Adviser will sell a security when it reaches its target price and when a more attractive investment opportunity is available and the Fund is fully invested. If a security’s price falls 20% below cost (after adjustment for major market declines), the Sub-Adviser will review the security and, after such review, the security may be sold if the Sub-Adviser concludes that deteriorating fundamentals warrants the sale.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning long-term returns.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small- and Mid-Cap Risk. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Micro-Cap Risk. Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements than small cap companies.

“Growth” Investing Risk. Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 2500 Growth Index is designed to measure the performance of the small to mid-cap growth segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
SMID Cap Growth Fund	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell 2500 Growth Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Wells Capital Management Incorporated

Portfolio Managers

Stuart Roberts is a senior portfolio manager and Jerome Philpott serves as managing director and senior portfolio manager for Wells’ Montgomery Small Cap Growth Equity team. They have served as portfolio managers of the Fund since August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: SMID CAP VALUE FUND

Investment Objective	The investment objective of the Fund is to seek long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.95%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. For this Fund, small and medium capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500™ Value Index (as of March 31, 2011, this amount was $     million) and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500™ Value Index (as of March 31, 2011, this amount was $     billion). Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund’s investments in small capitalization companies may include micro-capitalization companies.

The Fund invests in companies that are determined by the Sub-Adviser to be undervalued, using its fundamental value approach. In selecting securities for the Fund, the Sub-Adviser uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The Sub- Adviser’s fundamental value approach to equity investing generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects.

To the extent that companies involved in certain industries may from time to time constitute a material portion of the universe of small and medium capitalization companies, the Fund may also invest significantly in these industries (but not more than 25% of its total assets in any one industry).

The Sub-Adviser will generally sell a security when it reaches fair value on a risk-adjusted basis. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Sub-Adviser to dispose of the security.

The Fund may, but typically does not, enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may invest in securities issued by non-U.S. companies and enter into forward commitments.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of long-term growth of capital.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small- and Mid-Cap Risk. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. These risks are even greater for the micro-cap companies that the Fund may own.

Micro-Cap Risk. Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements than small cap companies.

“Value” Investing Risk. Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Depositary Receipt Risk. ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk. The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The Fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 2500 Value Index is constructed to measure the performance of the small to mid-cap value segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
SMID Cap Value Fund	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell 2500 Value Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

AllianceBernstein L.P.

Portfolio Managers

James MacGregor is currently the Chief Investment Officer and has served as a portfolio manager of the Fund since August 2008. Joseph Gerard Paul is currently a Senior Vice President of AllienceBernstein L.P., and has served as a portfolio manager of the Fund since August 2008. Andrew Weiner is currently a Senior Analyst of AllienceBernstein L.P., and has served as a portfolio manager of the Fund since August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: SMALL CAP GROWTH FUND

Investment Objective	The investment objective of the Fund is capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.76%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategy

Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities of small capitalization companies. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. For purposes of this policy, small capitalization companies have market capitalizations of less than $3 billion. The Fund’s investments in small capitalization companies may include micro-capitalization companies.

The Sub-Adviser’s investment process focuses on bottom-up, fundamental analysis. The Sub-Adviser considers growth companies to include companies that it believes to have above average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the Sub-Adviser will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through in-depth proprietary research, the Sub-Adviser searches for non-consensus information regarding the growth prospects for small capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The Sub-Adviser generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications and quantitative data. Once a potential investment is identified, the Sub-Adviser conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The Sub-Adviser may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects and financial outlook. For new investments, the Sub-Adviser positions the size of investment based upon the combined analysis of thesis conviction, risk/reward, and portfolio construction, among other factors, which position size may then be increased or decreased based upon continuous fluctuations in these factors over time. Industry weightings are periodically evaluated versus the benchmark; the Sub-Adviser may trim positions in industries that become significantly overweight relative to the Fund’s benchmark and may sell a stock when an alternative investment opportunity is deemed more attractive. The Sub-Adviser seeks to diversify the portfolio among different industries.

In addition to common stocks, the Fund may invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non·U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs) and in technology or technology-related companies. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and may lower fund performance.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small cap growth companies in the hope of earning capital appreciation.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Micro-Cap Risk. Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements than small cap companies.

“Growth” Investing Risk. Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Depositary Receipt Risk. ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Preferred Stock Risk. Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Warrant Risk. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

IPOs Risk. The Fund may purchase securities in IPOs, which are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Investment Style Risk. The Fund may have greater risk to the extent it invests a substantial portion of its assets in the technology sector. The industries composing the technology sector may share common characteristics, may be subject to similar business risks and regulatory burdens, and may react similarly to economic, market, political or other developments. The Fund is also subject to the risk that the securities of issuers in the technology sector that the Fund purchases will underperform other market sectors or the market as a whole.

Derivatives Risk. The Fund may use derivatives (including futures and options) to gain market exposure and potentially to enhance returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The Fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to August 25, 2008. Since August 25, 2008, Allianz Global Investors Capital LLC (or its affiliate) has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted index that is constructed to provide a measure of the performance of the small-cap growth segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
Small Cap Growth Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell 2000 Growth Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Allianz Global Investors Capital LLC

Portfolio Manager

Michael Corelli, a portfolio manager for Allianz Global Investors Capital’s Small Cap Growth strategy, has served as portfolio manager of the Fund since its inception in August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: SMALL CAP VALUE FUND

Investment Objective	The investment objective of the Fund is to seek capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.85%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Value Index at the time of investment (as of March 31, 2011, this range was between $     million and $     billion). This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. Because the Fund’s definition of small-cap issuers is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund’s investments in small capitalization companies may include micro-capitalization companies and “unseasoned companies,” which are companies that (together with their predecessors) have operated for less than three years. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price to book ratio and lower forecasted growth values. Through fundamental proprietary research the Fund will attempt to take advantage of what the Sub-Adviser believes to be well-positioned cash generating businesses run by shareholder-orientated managements. The Sub-Adviser will seek to buy these companies opportunistically at a price low enough to provide a healthy margin of safety. Under normal circumstances, the Fund’s investment horizons for ownership of stocks will be two to three years.

Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 15% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may, but is not required to, undertake hedging activities and may invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency. The Fund may invest in the aggregate up to 20% of its net assets plus any borrowings for investment purposes in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000 Value Index at the time of investment.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small-cap stocks in the hope of earning above-average capital appreciation.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Micro-Cap Risk. Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements than small cap companies.

“Value” Investing Risk. Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Unseasoned Company Risk. Unseasoned companies do not have an established financial history, and securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Investment Style Risk. The Fund is subject to the risk that its principal market segment, small capitalization companies, may underperform compared to other market segments or the equity markets as a whole.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to August 1, 2004. Since August 1, 2004, Goldman Sachs Asset Management, L.P. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted index that is constructed to provide a measure of the performance of the small-cap value segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
Small Cap Value Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell 2000 Value Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Goldman Sachs Asset Management, L.P.

Portfolio Managers

Dolores Bamford, CFA, Managing Director of Goldman, has served as portfolio manager of the Fund since August 2004.

James (Chip) B. Otness, CFA, Managing Director of Goldman, has served as portfolio manager of the Fund since August 2004.

Sally Pope Davis, Vice President of Goldman, has served as portfolio manager of the Fund since August 2004.

Robert Crystal, Vice President of Goldman, has served as portfolio manager of the Fund since March 2006.

Scott Carroll, CFA, Managing Director of Goldman, has served as portfolio manager of the Fund since August 2004.

J. Kelly Flynn, Vice President of Goldman, has served as portfolio manager of the Fund since August 2004.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: SMALL CAP INDEX FUND

Investment Objective	The investment objective of the Fund is to seek to replicate the returns and characteristics of a small cap index.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in securities listed in the Russell 2000® Index (the “Index”). This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index. The Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000® Index. The Fund may concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The Fund’s investments in small capitalization companies may include micro-capitalization companies.

The Sub-Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Sub-Adviser utilizes a “passive” investment approach, attempting to replicate the investment performance of its benchmark Index through automated statistical analytic procedures.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Sub-Adviser may at times purchase or sell futures contracts, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed. The Sub-Adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small cap common stocks in the hope of achieving returns similar to that of the Index.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Micro-Cap Risk. Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements than small cap companies.

Investment Style Risk. In addition, the Fund is subject to the risk that its principal market segment, small capitalization companies, may underperform compared to other market segments or the equity markets as a whole.

Tracking Error Risk. As an index fund, the Fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Sampling Risk. The Fund may not fully replicate its benchmark index and may hold securities not included in the index. As a result, the Fund is subject to the risk that the Sub-Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Fund may utilize a sampling approach, it may not track the return of the index as well as it would if the Fund purchased all of the securities in the benchmark index.

Concentration Risk. To the extent the Fund concentrates its investments in issuers doing business in the same industry, the Fund will increase its investment exposure to the risks of that industry and will be subject to greater volatility.

Derivatives Risk. The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The Fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 2000 Index is a widely-recognized, capitalization-weighted index that is constructed to provide a measure of the performance of the small-cap segment of the U.S. equity market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
Small Cap Index Fund	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Russell 2000 Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

SSgA Funds Management, Inc.

Portfolio Managers

Lynn Blake and John Tucker, both Principals of SSgA Funds Management, Inc., have served as portfolio managers of the Fund since August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: DEVELOPED INTERNATIONAL INDEX FUND

Investment Objective	The investment objective of the Fund is to seek to replicate the returns and characteristics of an international index composed of securities from developed countries.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and GDRs) and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is an arithmetic, market value-weighted average of the performance of approximately 1,000 securities primarily from Europe, Australia, Asia and the Far East. The Fund may concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry.

The Sub-Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Sub-Adviser utilizes a “passive” investment approach, attempting to replicate the investment performance of its benchmark Index through automated statistical analytic procedures.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Sub-Adviser may at times purchase or sell futures contracts, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed. The Sub-Adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index, including matching the Index’s currency exposures.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in international securities in the hope of achieving returns similar to that of the Index.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Tracking Error Risk. As an index fund, the Fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Sampling Risk. The Fund may not fully replicate its benchmark index and may hold securities not included in the index. As a result, the Fund is subject to the risk that the Sub-Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Fund may utilize a sampling approach, it may not track the return of the index as well as it would if the Fund purchased all of the securities in the benchmark index.

Depositary Receipt Risk. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers, including ADRs and GDRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Concentration Risk. To the extent the Fund concentrates its investments in issuers doing business in the same industry, the Fund will increase its investment exposure to the risks of that industry and will be subject to greater volatility.

Investment Style Risk. The Fund is subject to the risk that its principal market segment, securities of companies located in developed international countries, may underperform compared to other market segments or the equity markets as a whole.

Derivatives Risk. The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The Fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index that is a widely recognized benchmark of international equity performance.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
Developed International Index Fund	%	%
Comparative Index (reflects no deduction for expenses and taxes)
MSCI EAFE Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

SSgA Funds Management, Inc.

Portfolio Managers

Lynn Blake and John Tucker, both Principals of SSgA Funds Management, Inc., have served as portfolio managers of the Fund since August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: INTERNATIONAL EQUITY FUND

Investment Objective	The investment objective of the Fund is to achieve capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.85%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin. The countries include the eleven Euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), the United Kingdom, Denmark, Sweden, Switzerland, Norway, Japan, Hong Kong, Australia, New Zealand and Singapore. The Sub-Adviser employs bottom-up stock and business analysis to identify high-quality growth companies. Typically, these companies tend to be well managed with the following attributes: consistent operating histories and financial performance; favorable long-term economic prospects; free cash flow generation; and competent management that can be counted on to use cash flow wisely, and channel the reward from the business back to its shareholders. The Sub-Adviser’s goal is to construct a portfolio of high-quality growth companies in the developed markets of Europe and the Pacific Basin. With approximately 40-60 stocks, the Fund seeks to be well diversified and will have investments in at least 10 countries and 5 sectors at all times. The Fund may invest in securities of companies in emerging and developing markets. The Fund may, but is not required to, undertake hedging activities and may invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of international investing in the hope of realizing capital appreciation while diversifying their investment portfolio.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging Market Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries.

Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Investment Style Risk. The Fund is subject to the risk that its principal market segment, international equity securities, may underperform compared to other market segments or the equity markets as a whole.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Preferred Stock Risk. Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Warrant Risk. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index that is a widely recognized benchmark of international equity performance.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	10 Years
International Equity Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
MSCI EAFE Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Vontobel Asset Management, Inc.

Portfolio Manager

Rajiv Jain, Managing Director of Vontobel, has served as the portfolio manager of the Fund since February 2002.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: EMERGING MARKETS EQUITY FUND

Investment Objective	The investment objective of the Fund is to seek to achieve capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	1.18%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities located in emerging market countries. This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. For this Fund, an issuer is considered to be located in an emerging market country if, at the time of investment:(i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. The Sub-Adviser will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company.

The Sub-Adviser considers emerging market countries to be countries that the international financial community, including the World Bank and the International Finance Corporation, considers to be emerging or developing countries on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Allocation of the Fund’s investments will depend upon the relative attractiveness of emerging countries and particular issuers. There are no prescribed limits on the geographic distribution of the Fund’s investments.

Currently, investing in issuers in many emerging countries is not feasible or may involve unacceptable political risks. The Fund emphasizes investment in those emerging countries whose economies are developing strongly and whose markets are becoming more sophisticated.

The Sub-Adviser seeks to maximize returns by investing in growth-oriented equity securities of emerging country issuers. The Sub-Adviser combines top-down country criteria to allocate the Fund’s assets among countries (based on relative economic, political and social fundamentals, stock valuations, and investor sentiment) with bottom-up fundamental analysis of issuers (seeking to identify issuers with strong earnings growth potential). Portfolio securities are typically sold when any one or more of these assessments materially changes. The Sub-Adviser attempts to manage the overall risk of its investments through its emphasis on thorough macroeconomic and fundamental research.

The Fund invests primarily in equity securities, including common and preferred stocks, convertible securities, rights and warrants to purchase common stock, and depositary receipts. The Fund may invest in securities of micro-, small- and medium-capitalization companies. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and, to the extent available, currency-related transactions involving options, futures contracts, forward contracts and swaps, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. The Fund may purchase securities of other investment companies. The Fund may invest up to 20% of its net assets in debt securities, including up to 5% of its total assets in non-investment grade debt securities (“junk bonds”). The Fund may invest up to 10% of its assets in foreign real estate companies.

The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance. An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in emerging market equity securities in the hope of achieving capital appreciation.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers, including depositary receipts, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Emerging Market Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries.

Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Investment Style Risk. The Fund is subject to the risk that its principal market segment, equity securities of emerging market companies, may underperform compared to other market segments or the equity markets as a whole.

Small- and Mid-Cap Risk. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Micro-Cap Risk. Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements than small cap companies.

Other Investment Company Risk. When the Fund invests in another investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the other investment company’s expenses.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

Derivatives Risk. The Fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The Fund’s use of derivative instruments also involves credit risk and liquidity risk.

Foreign Real Estate Company Risk. Investing in foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and the Fund will bear a proportionate share of those expenses.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Morgan Stanley Capital International (MSCI) Emerging Markets Index is designed to measure equity market performance in the global emerging markets.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
Emerging Markets Equity Fund	%	%
Comparative Index (reflects no deduction for expenses and taxes)
MSCI Emerging Markets Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Morgan Stanley Investment Management, Inc.

Portfolio Managers

Ruchir Sharma, a Managing Director, has served as a portfolio manager of the Fund since August 2008. James Cheng, a Managing Director, has served as a portfolio manager of the Fund since its inception in August 2008. Paul Psaila, a Managing Director, has served as a portfolio manager of the Fund since its inception in August 2008. Eric Carlson, a Managing Director, has served as a portfolio manager of the Fund since its inception in August 2008. Ana Cristina Piedrahita, an Executive Director, has served as a portfolio manager of the Fund since its inception in August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: REAL ESTATE SECURITIES FUND

Investment Objective	The investment objective of the Fund is to achieve a high total return consistent with reasonable investment risks.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.66%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80%, and normally substantially all, of its net assets in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”). This policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change. The Fund considers companies real estate companies if such companies (i) derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or (ii) have at least 50% of their assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any market capitalization. The Fund may invest up to 25% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. In managing the Fund’s portfolio, the Sub-Adviser adheres to an integrated, bottom-up, relative value investment process.

The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance. An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of real estate and real estate related investing in the hope of realizing capital appreciation while diversifying their investment portfolio.

Principal Risks of Investing

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Real Estate Securities Risk. The Fund has a policy of concentrating its investments in real estate companies, including REITs. As such, the Fund is subject to risks associated with the direct ownership of real estate securities and an investment in the Fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates. Any geographic concentration of the Fund’s real estate related investments could result in the Fund being subject to the above risks to a greater degree.

REITs Risk. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are described above. REITs are also subject to certain additional risks. For example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Small- and Mid-Cap Risk. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Micro-Cap Risk. Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements than small cap companies.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers, including depositary receipts, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Concentration Risk. The Fund is concentrated, which means compared to a non-concentrated fund, it invests a higher percentage of its assets in the real estate sector of the market. As a result, the economic, political and regulatory developments in that industry have a greater impact on the Fund’s net asset value and will cause its shares to fluctuate more that if the Fund did not concentrate its investments.

Investment Style Risk. The Fund is subject to the risk that its principal market segment, equity securities of real estate investment trusts, may underperform compared to other market segments or the equity markets as a whole.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous manager for the period prior to May 1, 2011. Since May 1, 2011, Cohen & Steers Capital Management, Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Wilshire US Real Estate Securities Index is a broad, passive measure of the performance of publicly traded real estate securities, such as REITs.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	5 Years	Since Inception on May 1, 2002
Real Estate Securities Fund	%	%	%
Comparative Index (reflects no deduction for expenses and taxes)
Wilshire US Real Estate Securities Index	%	%	%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Cohen & Steers Capital Management, Inc.

Portfolio Managers

Martin Cohen is Co-Chairman and Co-CEO of Cohen & Steers and has served as a portfolio manager of the Fund since May 2011. Robert H. Steers is a Co-Chairman and Co-CEO of Cohen & Steers and has served as portfolio manager of the Fund since May 2011. Joseph M. Harvey is President and CIO of Cohen & Steers and has been a portfolio manager of the Fund since May 2011. Jon Cheigh is a Senior Vice President of Cohen & Steers and has been a portfolio manager of the Fund since May 2011.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: AGGRESSIVE ALLOCATION FUND

Investment Objective	The investment objective of the Fund is to seek to achieve long-term capital growth consistent with its asset allocation strategy.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Aggressive Allocation Fund
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to stocks, and reflects an aggressive approach.

In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	85% - 100%
Fixed Income and Money Market Funds	0% - 15%

The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Principal Risks

Asset Allocation Risk. The Fund’s particular asset allocation can have a significant effect on performance. The Fund manages its allocation with long-term performance in mind, and does not seek any particular type of performance in the short-term. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund purchases shares of the underlying funds. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. The value of your investment in the Fund is based primarily on the prices of the underlying funds that the Fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and underlying fund allocation.

Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Risk. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Growth” Investing Risk. Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

“Value” Investing Risk. An underlying fund that employs a “value” style of investing could suffer losses or produce poor results relative to other funds, even in a rising market, if the adviser’s or sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Derivatives Risk. An underlying fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested. An underlying fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Direct Investment Risk. The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 3000 Index is an unmanaged index that is a widely recognized benchmark of general stock market performance. The Barclays Capital U.S. Aggregate Bond Index is designed to measure the performance of the U.S. investment grade bond market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
Aggressive Allocation Fund	%	%
Comparative Indexes (reflects no deduction for expenses and taxes)
Russell 3000 Index	%	%
Barclays Capital US Aggregate Bond Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Managers

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: MODERATELY AGGRESSIVE ALLOCATION FUND

Investment Objective	The investment objective of the Fund is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Moderately Aggressive Allocation Fund
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to stocks, and reflects a moderately aggressive approach.

In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	70% - 100%
Fixed Income and Money Market Funds	0% - 30%

The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Principal Risks

Asset Allocation Risk. The Fund’s particular asset allocation can have a significant effect on performance. The Fund manages its allocation with long-term performance in mind, and does not seek any particular type of performance in the short-term. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund purchases shares of the underlying funds. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. The value of your investment in the Fund is based primarily on the prices of the underlying funds that the Fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and underlying fund allocation.

Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small-and Mid-Cap Risk. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Growth” Investing Risk. Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

“Value” Investing Risk. An underlying fund that employs a “value” style of investing could suffer losses or produce poor results relative to other funds, even in a rising market, if the adviser’s or sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Derivatives Risk. An underlying fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested. An underlying fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Direct Investment Risk. The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 3000 Index is an unmanaged index that is a widely recognized benchmark of general stock market performance. The Barclays Capital U.S. Aggregate Bond Index is designed to measure the performance of the U.S. investment grade bond market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
Moderately Aggressive Allocation Fund	%	%
Comparative Indexes (reflects no deduction for expenses and taxes)
Russell 3000 Index	%	%
Barclays Capital US Aggregate Bond Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Managers

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: MODERATE ALLOCATION FUND

Investment Objective	The investment objective of the Fund is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Moderate Allocation Fund
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is allocated among stock, bond and cash investments with a majority of its assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Penn Series Aggressive Allocation and Moderately Aggressive Allocation Funds, but more aggressive than the Penn Series Moderately Conservative Allocation and Conservative Allocation Funds.

In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	50% - 70%
Fixed Income and Money Market Funds	30% - 50%

The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Principal Risks

Asset Allocation Risk. The Fund’s particular asset allocation can have a significant effect on performance. The Fund manages its allocation with long-term performance in mind, and does not seek any particular type of performance in the short-term. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund purchases shares of the underlying funds. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. The value of your investment in the Fund is based primarily on the prices of the underlying funds that the Fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and underlying fund allocation.

Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small-and Mid-Cap Risk. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Growth” Investing Risk. Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

“Value” Investing Risk. An underlying fund that employs a “value” style of investing could suffer losses or produce poor results relative to other funds, even in a rising market, if the adviser’s or sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Derivatives Risk. An underlying fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested. An underlying fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Direct Investment Risk. The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Russell 3000 Index is an unmanaged index that is a widely recognized benchmark of general stock market performance. The Barclays Capital U.S. Aggregate Bond Index is designed to measure the performance of the U.S. investment grade bond market.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
Moderate Allocation Fund	%	%
Comparative Indexes (reflects no deduction for expenses and taxes)
Russell 3000 Index	%	%
Barclays Capital US Aggregate Bond Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Managers

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: MODERATELY CONSERVATIVE ALLOCATION FUND

Investment Objective	The investment objective of the Fund is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Moderately Conservative Allocation Fund
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to bonds and cash investments, and reflects a moderately conservative approach.

In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	30% - 50%
Fixed Income and Money Market Funds	50% - 70%

The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Principal Risks

Asset Allocation Risk. The Fund’s particular asset allocation can have a significant effect on performance. The Fund manages its allocation with long-term performance in mind, and does not seek any particular type of performance in the short-term. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund purchases shares of the underlying funds. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. The value of your investment in the Fund is based primarily on the prices of the underlying funds that the Fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and underlying fund allocation.

Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small-and Mid-Cap Risk. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Growth” Investing Risk. Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

“Value” Investing Risk. An underlying fund that employs a “value” style of investing could suffer losses or produce poor results relative to other funds, even in a rising market, if the adviser’s or sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Derivatives Risk. An underlying fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested. An underlying fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Direct Investment Risk. The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Barclays Capital U.S. Aggregate Bond Index is designed to measure the performance of the U.S. investment grade bond market. The Russell 3000 Index is an unmanaged index that is a widely recognized benchmark of general stock market performance.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
Moderately Conservative Allocation Fund	%	%
Comparative Indexes (reflects no deduction for expenses and taxes)
Barclays Capital US Aggregate Bond Index	%	%
Russell 3000 Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Managers

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

FUND SUMMARY: CONSERVATIVE ALLOCATION FUND

Investment Objective	The investment objective of the Fund is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Conservative Allocation Fund
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to bonds and cash investments, and reflects a conservative approach.

In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	20% - 40%
Fixed Income and Money Market Funds	60% - 80%

The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Principal Risks

Asset Allocation Risk. The Fund’s particular asset allocation can have a significant effect on performance. The Fund manages its allocation with long-term performance in mind, and does not seek any particular type of performance in the short-term. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund purchases shares of the underlying funds. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. The value of your investment in the Fund is based primarily on the prices of the underlying funds that the Fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and underlying fund allocation.

Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small-and Mid-Cap Risk. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Growth” Investing Risk. Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

“Value” Investing Risk. An underlying fund that employs a “value” style of investing could suffer losses or produce poor results relative to other funds, even in a rising market, if the adviser’s or sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk. Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Derivatives Risk. An underlying fund may use derivatives (including futures, options and swaps) to gain market exposure and potentially to enhance returns. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested. An underlying fund’s use of derivative instruments also involves credit risk and liquidity risk.

Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Direct Investment Risk. The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of an index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[INSERT BAR CHART]

Best Quarter	Worst Quarter
%	%
xx/xx/xxxx	xx/xx/xxxx

The Barclays Capital U.S. Aggregate Bond Index is designed to measure the performance of the U.S. investment grade bond market. The Russell 3000 Index is an unmanaged index that is a widely recognized benchmark of general stock market performance.

Average Annual Total Return (for Periods Ended December 31, 2010)

	1 Year	Since Inception on August 25, 2008
Conservative Allocation Fund	%	%
Comparative Indexes (reflects no deduction for expenses and taxes)
Barclays Capital US Aggregate Bond Index	%	%
Russell 3000 Index	%	%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Managers

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page XX of this prospectus.

ADDITIONAL FUND SUMMARY INFORMATION

Purchase and Sale of Fund shares

The Funds offer their shares only to The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”), for separate accounts they establish to fund variable life insurance and variable annuity contracts. Penn Mutual or PIA purchases or redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and redeem amounts to, and from, the separate accounts.

Tax Information

The tax consequences of your investment in the Fund depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which Fund shares are offered.

The Funds expect all net investment income and net realized capital gains of the Funds to be distributed to the Penn Mutual and PIA separate accounts at least annually and reinvested in the distributing Fund. Net investment income and net realized capital gains that the Funds distribute are not currently taxable to owners of variable annuity or variable life insurance contracts when left to accumulate in the contracts or under a qualified pension or retirement plan. For information on federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the variable annuity or variable life insurance contract prospectus.

Payments to Insurance Companies and Other Financial Intermediaries

The Funds are not sold directly to the general public but instead are offered to Penn Mutual and PIA for separate accounts they establish to fund variable life insurance and variable annuity contracts. The Funds and their related companies may make payments to Penn Mutual and PIA (or their affiliates) or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing Penn Mutual and PIA or other financial intermediary or your sales person to recommend a variable contract that offers the Funds over another investment. Ask your salesperson or your financial intermediary for more information. The prospectus for your variable contract may also contain additional information about these payments.

PENN SERIES FUNDS, INC.

ADDITIONAL INFORMATION

Penn Series Funds, Inc. (“Penn Series” or the “Company”) is an investment company that provides investment options for variable annuity and variable life insurance contracts issued by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”). Shares of each Fund (as defined below) may be purchased only by insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and by qualified pension plans. Penn Series offers 29 different portfolios (each, a “Fund” and, collectively, the “Funds”) advised by Independence Capital Management, Inc. (“ICMI”) and, in the case of certain Funds, sub-advised by T. Rowe Price Associates, Inc., Lord Abbett & Co. LLC, Cohen & Steers Capital Management, Inc., Goldman Sachs Asset Management, L.P., Vontobel Asset Management, Inc., Neuberger Berman Management LLC, Turner Investment Partners, Inc., Wells Capital Management Incorporated, Eaton Vance Management, AllianceBernstein L.P., Morgan Stanley Investment Management, Inc., Allianz Global Investors Capital, OppenheimerFunds, Inc. and SSgA Funds Management, Inc.

Temporary Investing: When a Fund’s Adviser or Sub-Adviser believes that changes in economic, financial or political conditions warrant, each Fund, except for the Index 500 Fund, Small Cap Index Fund and Developed International Index Fund, may invest without limit in money market instruments and other short-term fixed income securities. When a Fund engages in such activities, it may not achieve its investment objective. If a Fund incorrectly predicts the effects of these changes, such defensive investments may adversely affect Fund performance.

Index 500 Fund: “S&P 500 Index” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Index 500 Fund.

Investment Objectives of the Funds: Each Fund’s investment objective may be changed by the Company’s Board of Directors without the approval of shareholders.

More Information About the Principal Investment Strategy and Principal Risks of the Penn Series Lifestyle Funds

The Penn Series Lifestyle Funds consist of the following five funds: Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund and Conservative Allocation Fund (each, a “Fund” and, collectively, the “Funds”).

Principal Investment Strategy

The Funds seek to achieve their respective investment objectives by using a “fund-of-funds” strategy. Accordingly, the Funds invest in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with their target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Funds intend to invest primarily in a combination of underlying funds; however, the Funds may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Each Fund has its own distinct target portfolio allocation and is designed to accommodate different investment goals and risk tolerances. Through its investments in the underlying funds, each Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolios of the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund are more heavily allocated to stocks, and reflect a more aggressive approach. The portfolios of the Moderately Conservative Allocation Fund and Conservative Allocation Fund are more heavily allocated to bonds and cash investments, and reflect a more conservative approach. The portfolio of the Moderate Allocation Fund is allocated among stock, bond and cash investments with a majority of it assets allocated to stocks, and is designed to offer

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investors an investment option that is less aggressive than the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund, but more aggressive than the Moderately Conservative Allocation Fund and Conservative Allocation Fund. The Aggressive Allocation Fund is designed as the most aggressive of the Funds and the Conservative Allocation Fund is designed as the most conservative of the Funds.

In determining the asset allocation of the Funds, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series funds that would, in the Adviser’s opinion, enhance the return potential of the Funds. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on a Fund’s investment objective.

The following chart shows each Fund’s target asset allocation among the various asset classes and which underlying funds may be used within each asset class as of the date of this prospectus. The Adviser may permit modest deviations from the target asset allocations listed below. In addition, market appreciation or depreciation may cause a Fund to be outside of its target asset allocation range. Further, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect a Fund’s actual allocations. Accordingly, a Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation
	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Equity Funds	85% -100%	70% -100%	50% -70%	30% -50%	20% -40%
Penn Series Flexibly Managed Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Growth Stock Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Core Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Core Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Index 500 Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Mid Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Mid Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Mid Core Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series SMID Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series SMID Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Small Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Small Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Small Cap Index Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series International Equity Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%

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Asset Classes and Underlying Funds	Target Asset Allocation
	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Penn Series Developed International Index Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Emerging Markets Equity Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Real Estate Securities Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Fixed Income and Money Market Funds	0% - 15%	0% - 30%	30% - 50%	50% - 70%	60% - 80%
Penn Series Quality Bond Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%
Penn Series Limited Maturity Bond Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%
Penn Series High Yield Bond Fund	0% - 15%	0% - 30%	0% - 30%	0% - 30%	0% - 30%
Penn Series Money Market Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%

The Adviser reserves the right to modify a Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance each Fund’s investments in the underlying funds to bring the Fund back within its target range.

Each Fund’s investment performance is directly related to the investment performance of the underlying funds. Because the underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies, each investor should review the investment strategy of each underlying fund prior to investing in the Funds. A description of the investment strategy of each underlying fund can be found in such underlying fund’s “Fund Summary” section of this Prospectus.

Principal Risks

An investment in the Funds may be appropriate for investors who are willing to accept the risks and uncertainties of investing in funds which allocate their assets among various asset classes and market segments in the hope of achieving long-term capital growth and, with respect to each Fund except for the Aggressive Allocation Fund, current income.

The Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Funds to underperform other funds with a similar investment objective.

The Funds purchase shares of the underlying funds. When the Funds invest in an underlying fund, in addition to directly bearing the expenses associated with their own operations, they will bear a pro rata portion of the underlying fund’s expenses.

Through their investments in the underlying funds, the Funds will be subject to the risks associated with the underlying funds’ investments. A summary of the principal risks of each underlying fund can be found in such underlying fund’s “Fund Summary” section of this Prospectus. Please see “More Information About the Investments of and Risks of Investing in the Penn Series Funds” section for a more detailed description of these risks.

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Each Fund has a different level of risk and the amount of risk is relative to such Fund’s target asset allocation. The following risk spectrum is designed to provide investors with a general overview of the relative risk characteristics of each Fund under normal market circumstances.

Each Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. Each Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and an overview of such risks is provided below.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Funds.

More Information About the Investments of and Risks of Investing in the Penn Series Funds

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are summarized in each Fund’s “Fund Summary” section and are described in more detail in this section. Through their investments in other Penn Series Funds, the Penn Series Lifestyle Funds will be subject to the risks associated with those Penn Series Funds, in addition to the Funds’ own principal risks. The degree to which the risks described below apply to a particular Penn Series Lifestyle Fund varies according to its asset allocation, which is described in its investment strategy section above. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Equity Risk. The prices of equity securities in which the Funds invest rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market

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tends to move in cycles which may cause stock prices to fall over short or extended periods of time. Common stock in which the Funds invest represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Large- and Mid-Cap Company Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

Small- and Micro-Cap Company Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Accordingly, underlying funds that invest in small-cap securities may be more volatile than underlying funds that invest in large- and mid-cap securities. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. In addition, smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete. These risks are even greater for the micro-cap companies that the underlying funds may own. Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements. Micro-cap companies are even more vulnerable to adverse business and market developments.

Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (“junk bond”) or are not rated, and are subject to credit risk, which is discussed below.

Warrant Risk. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.

Preferred Stock Risk. Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but typically are more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Growth Investing Risk. Certain of the Funds may pursue a “growth style” of investing. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

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Value Investing Risk. Certain of the Funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If a Fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

IPOs Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to a Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Real Estate Securities Risk. Although the Real Estate Securities Fund may not invest directly in real estate, it has a policy of concentrating its investments in securities issued by real estate companies, including REITs. As such, the Real Estate Securities Fund is subject to the risks associated with the direct ownership of real estate, and an investment in the Fund will be closely linked to the performance of the real estate markets. A Fund that invests, but does not concentrate, in securities issued by real estate companies will be subject to the risks associated with the direct ownership of real estate to a lesser extent. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

REITs Risk. A Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are described above. REITs are also subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to a Fund. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expenses, and a Fund will bear a proportionate share of those expenses.

Other Investment Company Risk. When a Fund invests in another investment company, including an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the other investment company’s expenses. Therefore, it may be more costly to own an investment company than to own the underlying securities directly. The risks of owning shares of an investment company generally reflect the risks of owning the underlying securities directly. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

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Tracking Error Risk. Certain Funds seek to track the performance of their benchmark indices, although they may not be successful in doing so. The divergence between the performance of a Fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a Fund may not invest in certain securities in its benchmark index, or match the securities’ weighting to the benchmark, due to regulatory, operational, custodial or liquidity constraints, which may result in tracking error. A Fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of a Fund, operating expenses and trading costs all affect the ability of the Fund to match the performance of its benchmark index, because the benchmark index does not have to manage cash flows and does not incur any costs. It is anticipated that the correlation of a Fund’s performance to that of its index will increase as the size of the Fund grows to critical mass.

Depositary Receipt Risk. American Depository Receipts (“ADRs”), are dollar-denominated depository receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Global Depositary Receipts (“GDRs”) are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described below. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depository receipts generally bear all the costs associated with establishing unsponsored depository receipts. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts.

Foreign Securities Risk. A Fund’s investments in securities of foreign issuers, including ADRs, involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. Because of its foreign investments, a Fund may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency Risk. As a result of a Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United State or abroad. A sub-adviser may, but is not required to, invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques, such as hedging, to manage these

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risks. However, the sub-adviser cannot guarantee that it will succeed in doing so. A Fund could be exposed to risk if the counterparties are unable to meet the terms of the hedging contracts. In addition, a hedging strategy relies upon the ability of the sub-adviser to accurately predict movements in currency exchange rates. In certain markets, it may not be possible to hedge currency risk.

Interest rate Risk. The value of a Fund’s fixed income securities will vary inversely with changes in interest rates. A decrease in interest rates will generally result in an increase in value of the Fund. Conversely, during periods of rising interest rates, the value of the Fund will generally decline. Longer term fixed income securities tend to experience larger changes in value than shorter term securities because they are more sensitive to interest rate changes. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration.

Credit Risk. A Fund could lose money if an issuer or guarantor of a bond, or the counterparty to a derivatives contract, held by the Fund fails to make timely principal or interest payments or otherwise honor its obligations. Discontinuation of these payments could substantially adversely affect the market value of the security. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. High yield or junk bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.

High Yield Bond Risk. Investing in high yield or junk bonds involves risks, including credit risk. The value of high yield, lower quality bonds is affected by the creditworthiness of the companies that issue the securities, general economic and specific industry conditions. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments. Therefore, the credit risk of a Fund investing in high yield or junk bonds increases when the U.S. economy slows or enters a recession. The share price of a Fund investing in high yield or junk bonds is expected to be more volatile than the share price of a fund investing in higher quality securities, which react primarily to the general level of interest rates. In addition, the trading market for lower quality bonds may be less active and less liquid, that is, the adviser or sub-adviser may not be able to sell bonds at desired prices and large purchases or sales of certain high yield bond issues can cause substantial price swings. As a result, the price at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task. Because better-quality junk bonds follow the higher grade bond market to some extent, if a Fund focuses on BB-rated bonds by S&P and Ba-rated bonds by Moody’s (i.e., better-quality junk bonds), the Fund may be more vulnerable to interest rate risk as compared to credit risk. However, if a Fund’s focus is on bonds rated B and lower by Moody’s and S&P (i.e., lower-quality junk bonds), the Fund may be more vulnerable to credit risk as compared to interest rate risk.

Prepayment and Extension risk. A Fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

U.S. Government Securities Risk. Some of the U.S. government securities that the Funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the Funds own do not extend to shares of the Funds.

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Mortgage-Backed Securities Risk. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. The privately issued mortgage-backed securities in which a Fund may invest are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

Asset-Backed Securities Risk. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Repurchase Agreement Risk. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed-upon price and date (normally, the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, a Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Futures Risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The risks of futures include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the adviser or sub-adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

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Swap Agreements Risks. Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

Options Risk. Certain Funds may purchase and write put and call options and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. Risks associated with options transactions include: (i) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (ii) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Investments in options are also subject to leverage risk and liquidity risk, each of which is further described elsewhere in this section.

Forward Contracts Risk. Certain Funds may invest in forward contracts for speculative or hedging purposes. A forward contract involves a negotiated obligation to purchase or sell a specific security at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Leverage Risk. Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on a Fund’s share price and make a Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

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Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

MANAGEMENT

Investment Adviser

Independence Capital Management, Inc. Independence Capital Management, Inc. (“ICMI”) serves as investment adviser to each of the Funds. ICMI is a wholly-owned subsidiary of Penn Mutual, a life insurance company that has been in the insurance and investment business since the late 1800s. Penn Mutual and its subsidiaries currently have assets under management of over $     billion. ICMI was organized in June 1989 and the office is located at 600 Dresher Road, Horsham, Pennsylvania 19044. As of December 31, 2010, ICMI serves as investment adviser for about $     billion of investment assets.

ICMI provides day-to-day portfolio management services for the Money Market, Limited Maturity Bond and Quality Bond Funds.

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has primary responsibility for the day-to-day portfolio management of the Money Market, Limited Maturity Bond and Quality Bond Funds. He has served as portfolio manager of the Money Market and Quality Bond Funds since November 1992 and the Limited Maturity Bond Fund since its inception in May 2000. Mr. Sherman, with over 32 years of investment experience, also serves as Executive Vice President and Chief Investment Officer of The Penn Mutual Life Insurance Company.

ICMI provides day-to-day portfolio management services for the Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds.

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., is a co-manager for the Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds. Mr. Sherman, with over 32 years of investment experience, also serves as Executive Vice President and Chief Investment Officer of The Penn Mutual Life Insurance Company.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc., is a co-manager for the Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds. Mr. Huckerby, with over 16 years in the investment management industry, also serves as Assistant Vice President of The Penn Mutual Life Insurance Company where he has worked since 1994.

In addition, ICMI provides investment advisory services to the High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, Small Cap Value, Small Cap Growth, International Equity, Real Estate Securities, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index and Developed International Index Funds through sub-advisers that are selected to manage the Funds.

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Manager of Managers Structure. ICMI acts as “manager of managers” for each of the sub-advised Funds. This means that shareholders of each Fund have authorized ICMI, subject to the supervision and approval of the Company’s Board of Directors, to hire and terminate sub-advisers without shareholder approval. ICMI remains responsible for the performance of the Funds, as it recommends hiring or replacing sub-advisers to the Company’s Board of Directors. Each sub-adviser makes investment decisions for the Fund it manages. ICMI oversees the sub-advisers to monitor compliance with the Fund’s investment policies and guidelines and adherence to its investment style.

In its capacity as “manager of managers,” ICMI currently has hired sub-advisers to manage the assets of the High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Value, Large Cap Growth, Large Core Growth, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, Small Cap Value, Small Cap Growth, International Equity, Real Estate Securities, SMID Cap Growth, SMID Cap Value, Small Cap Index, Developed International Index and Emerging Markets Equity Funds. While ICMI currently directly manages the assets of the Money Market, Quality Bond, Limited Maturity Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds, it may do so in the future without shareholder approval.

Sub-Advisers

T. Rowe Price Associates, Inc. T. Rowe Price Associates, Inc. (“Price Associates”) is sub-adviser to the Flexibly Managed, High Yield Bond and Large Growth Stock Funds. As sub-adviser, Price Associates provides day-to-day portfolio management services to the Funds. Price Associates was incorporated in 1947 as successor to the investment counseling firm founded by the late Mr. Thomas Rowe Price, Jr. in 1937. T. Rowe Price Group, Inc. owns 100% of the stock of Price Associates. Its corporate home office is located at 100 East Pratt Street, Baltimore, Maryland, 21202. Price Associates serves as investment adviser to a variety of individual and institutional investors accounts, including other mutual funds. As of December 31, 2010, Price Associates and its affiliates managed more than $     billion of assets for individual and institutional investors, retirement plans and financial intermediaries.

David Giroux is Chairman of the Investment Advisory Committee for the Flexibly Managed Fund. Mr. Giroux is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division. Prior to joining the firm in 1998, he worked as a Commercial Credit Analyst with Hillsdale National Bank. He earned a B.A. in finance and political economy, magna cum laude, from Hillsdale College. David has also earned the Chartered Financial Analyst accreditation.

Mark J. Vaselkiv is Chairman of the Investment Advisory Committee for the High Yield Bond Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management. Prior to joining the firm in 1988, Mark was employed as a Vice President, analyzing and trading high-yield debt securities for Shenkman Capital Management, Inc., New York, and a Private Placement Credit Analyst in the Capital Markets Group of Prudential Insurance Company. Mark earned a B.A. in Political Science from Wheaton College, Illinois, and an M.B.A. in finance from New York University.

P. Robert Bartolo is Chairman of the Investment Advisory Committee for the Large Growth Stock Fund. Mr. Bartolo is a vice president of T. Rowe Price Group, Inc. and is a Portfolio Manager in the Equity Division. He joined the firm in August 2002 after serving as a summer intern in 2001, analyzing satellite communications companies. Prior to this, Mr. Bartolo was director of finance for MGM Mirage, Inc. Mr. Bartolo earned a B.S. in Accounting from the University of Southern California and an M.B.A. from The Wharton School of the University of Pennsylvania. Mr. Bartolo is a Certified Public Accountant and has also earned the Chartered Financial Analyst accreditation.

Lord, Abbett & Co. LLC. Lord, Abbett & Co. LLC (“Lord Abbett”) is sub-adviser to the Mid Core Value Fund. As sub-adviser, Lord Abbett provides day-to-day portfolio management services to the Fund. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey, 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes, with assets under management of approximately $         billion in      mutual funds and other advisory accounts as of December 31, 2010.

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The Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

The team is headed by Robert P. Fetch, Partner and Director. Mr. Fetch joined Lord Abbett in 1995 and established Lord Abbett’s micro cap, small cap, small-mid cap and multi cap value investment strategies. Mr. Fetch has been a portfolio manager for the Fund since February 2009. Assisting Mr. Fetch is Jeff Diamond, Portfolio Manager, who joined Lord Abbett in 2007 and has been a portfolio manager of the Fund since June 2008. Mr. Diamond was formerly a Managing Director at Axia Capital Management, LLC (2004-2006). Messrs. Fetch and Diamond are jointly and primarily responsible for the day-to-day management of the Fund.

OppenheimerFunds, Inc. OppenheimerFunds, Inc. (“Oppenheimer”) is sub-adviser to the Large Cap Value Fund. As sub-adviser, Oppenheimer provides day-to-day portfolio management services to the Fund. Oppenheimer is located at Two World Financial Center, 225 Liberty Street, New York, New York 10281. Oppenheimer is a registered investment adviser and is a fully owned subsidiary of Oppenheimer Acquisition Corp. (OAC). OAC is majority owned by Massachusetts Mutual Life Insurance Company (MML), which is in turn part of the MassMutual Financial Group. MML, one of the largest mutual life insurance companies in the United States, owns approximately 99% of the outstanding common stock of OAC, with the remainder owned by officers and directors of Oppenheimer and its subsidiaries. Oppenheimer and its controlled affiliates offer a broad range of products and services to individuals, corporations and institutions, including mutual funds, separately managed accounts, investment management for institutions, qualified retirement plans and subadvisory investment-management services. As of December 31, 2010, Oppenheimer including subsidiaries and controlled affiliates, managed more than $     billion in assets.

Mitch Williams, CFA, and John Damian are primarily responsible for the day-to-day management of the Large Cap Value Fund’s investments. Mr. Williams has been a Vice President of Oppenheimer since July 2006 and was a Senior Research Analyst of Oppenheimer since April 2002. Mr. Damian has been a Vice President of Oppenheimer since September 2001.

Cohen & Steers Capital Management, Inc. Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), a registered investment adviser, located at 280 Park Avenue, New York, New York 10017, is the sub-adviser to the Real Estate Securities Fund. As sub-adviser, Cohen & Steers provides day-to-day portfolio management services to the Fund. Cohen & Steers is a wholly-owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the NYSE under the symbol “CNS.” As of December 31, 2010, Cohen & Steers managed $     billion in assets. Cohen & Steers was formed in 1986 and its current clients include pension plans of leading corporations, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds.

Cohen & Steers utilizes a team-based approach in managing the Fund. Martin Cohen, Robert H. Steers and Joseph M. Harvey are the leaders of this team. John Cheigh directs and supervises the execution of the Fund’s investment strategy.

Mr. Cohen is co-chairman and co-chief executive officer of Cohen & Steers and CNS, and vice president of Cohen & Steers Securities, LLC. Mr. Steers is co-chairman and co-chief executive officer of Cohen & Steers and CNS, and vice president of Cohen & Steers Securities, LLC. Mr. Harvey joined Cohen & Steers in 1992 and currently serves as president and chief investment officer of Cohen & Steers and president of CNS. Mr. Cheigh joined Cohen & Steers in 2005 and currently serves as a senior vice president of the Cohen & Steers and CNS. He joined Cohen & Steers in 2005. Prior to joining Cohen & Steers, Mr. Cheigh was a vice president and senior research analyst for Security Capital Group.

Wells Capital Management Incorporated. Wells Capital Management Incorporated (“WellsCap”) is sub-adviser to the Large Core Growth Fund and SMID Cap Growth Fund. As sub-adviser, Wells provides day-to-day portfolio management services to the Funds. Wells is located at 525 Market Street, 10th Floor, San Francisco, California, 94105. Wells is a wholly-owned subsidiary of Wells Fargo Bank, N.A., which in turn is wholly-owned by Wells Fargo & Company, a diversified financial services company. As of December 31, 2010, WellsCap and its affiliates had approximately $     billion in assets under management.

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WellsCap uses a team of investment managers and analysts acting together to manage the investments of the Large Core Growth Fund. Thomas Pence, CFA, heads the team and is primarily responsible for the day-to-day management of the Large Core Growth Fund. Mr. Pence is managing director and senior portfolio manager for the Fundamental Growth Equity team at Wells. Mr. Pence, founded the team in 1992 while employed with Conseco Capital Management.

WellsCap uses a team of investment managers and analysts acting together to manage the investments of the SMID Cap Growth Fund. Stuart Roberts and Jerome C. Philpott head the team and have joint and primary responsibility for the day-to-day management of the Fund. Mr. Roberts is a senior portfolio manager and Mr. Philpott serves as managing director and senior portfolio manager for WellsCap’s Montgomery Small Cap Growth Equity team. Mr. Roberts and Mr. Philpott have been with WellsCap since 1990 and 1991, respectively.

Turner Investment Partners, Inc. Turner Investment Partners, Inc. (“Turner”) is sub-adviser to the Mid Cap Growth Fund and Large Cap Growth Fund. As sub-adviser, Turner provides investment management services to the Funds. Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania, 19312. As of December 31, 2010, Turner had approximately $     billion in assets under management.

Christopher McHugh, Jason Schrotberger, CFA, and Tara Hedlund, CFA and CPA, are primarily responsible for the day-to-day portfolio management of the Mid Cap Growth Fund. Mr. McHugh acts as the lead manager for the Fund and Mr. Schrotberger and Ms. Hedlund act as co-managers for the Fund. Mr. McHugh is Vice President and Senior Portfolio Manager of Turner and co-founded Turner in 1990. Mr. Schrotberger is a Portfolio Manager/Security Analyst of Turner and joined Turner in 2001. Ms. Hedlund is a Portfolio Manager/Security Analyst of Turner and joined Turner in 2000.

Robert Turner, CFA, Mark Turner, Robb Parlanti, CFA, and Halie O’Shea are primarily responsible for the day-to-day portfolio management of the Large Cap Growth Fund. Mr. Robert Turner acts as the lead manager for the Fund and Mr. Mark Turner, Mr. Parlanti and Ms. O’Shea act as co-managers for the Fund. Mr. Robert Turner is Chairman and Chief Investment Officer and co-founded Turner in 1990. Mr. Mark Turner is President and Senior Portfolio Manager and co-founded Turner in 1990. Mr. Parlanti is a Senior Portfolio Manager/Security Analyst of Turner and joined Turner in 1993. Ms. O’Shea is a Portfolio Manager/Security Analyst of Turner and joined Turner in 2003.

Neuberger Berman Management LLC. Neuberger Berman Management LLC (“Neuberger Berman”) is sub-adviser to the Mid Cap Value Fund. As sub-adviser, Neuberger Berman provides investment management services to the Fund. Neuberger Berman is located at 605 Third Avenue, 2nd Floor, New York, New York, 10158. As of December 31, 2010, Neuberger Berman and its affiliates had approximately $     billion in assets under management. Neuberger Berman is a wholly-owned subsidiary of Neuberger Berman Holdings LLC.

S. Basu Mullick is a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC. Mr. Mullick has managed the Fund since 2005 and has been a portfolio manager at Neuberger Berman since 1998.

Allianz Global Investors Capital LLC. Allianz Global Investors Capital LLC is sub-adviser to the Small Cap Growth Fund. As sub-adviser, Allianz Global Investors Capital LLC provides day-to-day portfolio management services to the Fund. Allianz Global Investors Capital LLC is a Delaware limited liability company and is a registered investment adviser under the Investment Advisers Act of 1940. Its principal place of business is 1345 Avenue of Americas, New York, NY 10105. Allianz Global Investors Capital had assets under management of $     billion as of December 31, 2010.

Mr. Corelli is portfolio manager for Allianz Global Investors Capital’s Small Cap Growth strategy, as well as for the Firm’s SMID Growth strategy. He has been a member of the Small Cap Growth team since its inception in early 1999, and spent four years as a senior analyst on the team prior to becoming portfolio manager in early 2003. Prior to joining the firm, he spent six years at Bankers Trust working on the small and mid cap growth strategies. Mr. Corelli holds a BA from Bucknell University.

Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management, L.P. (“GSAM”) is sub-adviser to the Small Cap Value Fund. As sub-adviser, GSAM provides day-to-day portfolio management services to the Fund. GSAM is located at 200 West Street, New York, New York 10282-2198 and was registered as an investment adviser in 1990. GSAM is a wholly-owned direct and indirect subsidiary of The Goldman Sachs Group, Inc. GSAM serves

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as investment manager for a wide range of clients including pension funds, foundations and insurance companies and individual investors. GSAM, along with units of the Investment Management Division of Goldman, Sachs & Co., managed approximately $     billion in assets as of December 31, 2010. GSAM’s U.S. Value Team is responsible for the day-to-day management of the Fund.

GSAM’s portfolio managers, aided by research analysts, are organized by industry, focusing on a particular area of expertise. While the entire team debates investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides primarily with the portfolio manager responsible for that particular industry.

Co-lead Portfolio Managers, James (Chip) Otness, Robert Crystal and Sally Pope Davis oversee the portfolio construction monitoring and investment research for the small cap value strategy.

James (Chip) B. Otness, CFA, Managing Director, is a Portfolio Manager on the US Value Team, where he oversees the portfolio construction and investment research for the firm’s small cap value accounts. Chip joined GSAM in 2000.

Robert Crystal, Vice President, is a Portfolio Manager on the US Value Team. Prior to joining GSAM in 2006, he was a Director at Brant Point Capital Management LLC from January 2003 to August 2005.

Sally Pope Davis, Vice President, is a Portfolio Manager on the US Value Team. Sally joined GSAM in 2001.

Dolores Bamford, CFA, Managing Director, is a Portfolio Manager on the US Value Team, where she has broad research responsibility across the value strategies. Dolores joined GSAM in 2002.

Scott Carroll, CFA, Managing Director, is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies. Scott joined GSAM in 2002.

J. Kelly Flynn, Managing Director, is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies. Kelly joined GSAM in 2002.

On April 16, 2010, the Securities and Exchange Commission (“SEC”) brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against Goldman, Sachs & Co. (“GS&Co.”) and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors. GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.

Neither GSAM nor any GSAM-managed funds, including the Small Cap Value Fund, have been named in the complaint. Moreover, the SEC complaint does not seek any penalties against them or against any employee who is or has been part of GSAM.

In the view of GS&Co. and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material affect on the ability of GSAM to provide services to GSAM-managed funds, including the Small Cap Value Fund. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which GSAM would be ineligible to serve as an investment adviser for U.S.-registered mutual funds, including the Small Cap Value Fund, absent an exemption from the SEC. While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

Vontobel Asset Management, Inc. Vontobel Asset Management, Inc. (“Vontobel”) is sub-adviser to the International Equity Fund. As sub-adviser, Vontobel provides day-to-day portfolio services to the Fund. Vontobel is a wholly-owned subsidiary of Vontobel Holding AG, and an affiliate of Bank Vontobel AG, one of the largest private banks and brokerage firms in Switzerland. Its principal place of business is located at 540 Broadway, 38th Floor, New York, NY 10036. As of December 31, 2010, Vontobel managed assets of over $     billion, a substantial part of which was invested outside of the United States. The Vontobel group of companies has investments in excess of $     billion under management.

PENN SERIES FUNDS, INC.

Rajiv Jain is responsible for the day-to-day investment management of the International Equity Fund. Mr. Jain is a Managing Director of Vontobel, having joined Vontobel in November of 1994 as an equity analyst and Associate Manager of Vontobel’s global equity portfolios.

Eaton Vance Management. Eaton Vance Management (“Eaton Vance”) is sub-adviser to the Large Core Value Fund. As sub-adviser, Eaton Vance provides day-to-day portfolio services to the Fund. Its principal place of business is located at Two International Place, Boston, MA 02110. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a Maryland corporation and publicly-held holding company. As of December 31, 2010, Eaton Vance and its subsidiaries managed over $     billion on behalf of mutual funds, institutional clients and individuals.

Michael R. Mach is a Vice President of Eaton Vance and leads the portfolio management team of Eaton Vance’s Large-Cap Value Equity strategy. Mr. Mach has been with Eaton Vance since 1999 and manages other Eaton Vance portfolios. The other members of the portfolio management team are Matthew F. Beaudry, John D. Crowley and Stephen J. Kaszynski (all since December 2009). Each is a Vice President of Eaton Vance. Mr. Beaudry has been managing other Eaton Vance portfolios since July 2006. Prior to joining Eaton Vance in July 2006, he was Senior Vice President and Senior Portfolio Manager at AllianceBernstein Investment Research and Management Company (May 2000 - June 2006). Mr. Crowley has been managing other Eaton Vance portfolios for more than five years. Mr. Kaszynski has been managing other Eaton Vance portfolios since September 2008. Prior to joining Eaton Vance in 2008, he was Managing Director and Head of U.S. Equities for Credit Suisse Asset Management, as well as the lead portfolio manager of a Credit Suisse fund (January 2004 - January 2007).

AllianceBernstein L.P. AllianceBernstein L.P. (“AllianceBernstein”) is sub-adviser to the SMID Cap Value Fund. As sub-adviser, AllianceBernstein provides day-to-day portfolio services to the Fund. AllianceBernstein is a Delaware limited partnership of which AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc. (“AXA Financial”), is a general partner. AXA Financial is a wholly-owned subsidiary of AXA. AllianceBernstein’s principal place of business is located at 1345 Avenue of the Americas, New York, NY 10105. As of December 31, 2010, AllianceBernstein managed approximately $     billion for individual and institutional clients.

The SMID Cap Value Fund is managed by the Small/Mid Cap Value Senior Investment Management Team, which is comprised of James MacGregor, Andrew Weiner and Joseph Gerard Paul. Mr. MacGregor joined AllianceBernstein in 1998 and is currently the Chief Investment Officer - Small and Mid Cap Value Equities and Chief Investment Officer - Canadian Value. Mr. Weiner joined AllianceBernstein in 1997 and is currently Director of Research - Small and Mid Cap Value Equities. Mr. Paul joined AllianceBernstein in 1987 and is Co-Chief Investment Officer - US Large Cap Value Equities, Chief Investment Officer - North American Value Equities, and Global Head of Diversified Value Services.

Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Inc. (“MSIM”) is sub-adviser to the Emerging Markets Equity Fund. As sub-adviser, MSIM provides day-to-day portfolio services to the Fund. MSIM is a wholly owned subsidiary Morgan Stanley, a preeminent global financial services firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. MSIM has engaged its affiliate, Morgan Stanley Investment Management Company (“MSIM Company”), located at 23 Church Street, #16-01 Capital Square, Singapore 049481, to provide certain sub-advisory services to the Fund. In addition, MSIM has engaged its affiliate, Morgan Stanley Investment Management Limited (“MSIM Limited”), located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, to provide certain sub-advisory services to the Fund. MSIM, together with its affiliated asset management companies, had more than $     billion in assets under management or supervision as of December 31, 2010. MSIM Company and MSIM Limited are each indirect wholly-owned subsidiaries of Morgan Stanley. MSIM’s principal office is located at 522 Fifth Avenue, New York, New York 10036.

PENN SERIES FUNDS, INC.

The Fund is managed within MSIM’s Emerging Markets Equity team. The team works collaboratively when making portfolio decisions. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are: Ruchir Sharma, James Cheng, Paul Psaila, Eric Carlson and Ana Cristina Piedrahita.

The Emerging Markets Equity Team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors.

Ruchir Sharma is a Managing Director of MSIM. Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sector. Mr. Sharma has been with MSIM in an investment management capacity since October 1996.

James Cheng, a Managing Director of MSIM Company, has been an investment management professional with MSIM Company since August 2006. Prior to joining MSIM Company, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited.

Paul Psaila, a Managing Director of MSIM, has been associated with MSIM in an investment management capacity since 1994. Eric Carlson, a Managing Director of MSIM Company, has been associated with MSIM Company in an investment management capacity since September 1997. Ana Cristina Piedrahita, an Executive Director of MSIM Limited, has been associated with MSIM Limited in an investment management capacity since January 2002.

SSgA Funds Management, Inc. SSgA Funds Management, Inc. (“SSgA FM”) is sub-adviser to the Small Cap Index Fund, Developed International Index Fund and Index 500 Fund. As sub-adviser, SSgA FM provides day-to-day portfolio services to the Funds. Its principal place of business is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2010, SSgA FM had over $     billion in assets under management. SSgA FM, State Street Bank and Trust Company (“State Street”) and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. With over $     trillion under management as of December 31, 2010, SSgA provides complete global investment management services from offices in North America, South American, Europe, Asia, Australia and the Middle East.

SSgA FM uses a team of investment managers and analysts acting together to manage the investments of the Funds. Lynn Blake and John Tucker have joint and primary responsibility for the day-to-day management of the Funds. Ms. Blake is a Principal of SSgA FM and the Head of Non-US Markets in the SSgA Global Structured Products Group. Mr. Tucker is a Principal of SSgA FM and Head of US Equity Markets in the SSgA Global Structured Products Group. Ms. Blake and Mr. Tucker have been with SSgA since 1987 and 1988, respectively.

Expenses and Limitations

The Funds bear all expenses of their operations other than those incurred by its investment adviser and sub-advisers under the investment advisory agreement and investment sub-advisory agreements and those incurred by Penn Mutual under its administrative and corporate services agreement. In particular, each Fund pays investment advisory fees, administrator’s fees, shareholder servicing fees and expenses, custodian and accounting fees and expenses, legal and auditing fees, expenses of printing and mailing prospectuses and shareholder reports, registration fees and expenses, proxy and annual meeting expenses, and directors’ fees and expenses.

The investment adviser, certain investment sub-advisers and/or Penn Mutual have contractually agreed to waive fees or reimburse expenses to the extent a Fund’s total expense ratio (excluding interest, taxes, brokerage, other expenses which are capitalized in accordance with accounting principles generally accepted in the United States, and extraordinary expenses, but including investment advisory and administrative and corporate services fees) exceeds the expense limitation for the Fund. Except for the Balanced Fund and only with respect to the time period described below for the Balanced Fund, these agreements are limited to a Fund’s direct operating expenses and, therefore, do not apply to acquired fund fees and expenses, which are indirect expenses incurred by a Fund through its investments in other investment companies, such as the underlying funds. The contractual expense limitations for the Funds are as follows:

PENN SERIES FUNDS, INC.

Fund	Expense Limitation	Fund	Expense Limitation
Money Market	0.80%***	SMID Cap Growth	1.05%
Limited Maturity Bond	0.90%*	SMID Cap Value	1.14%
Quality Bond	0.90%	Small Cap Growth	1.15%
High Yield Bond	0.90%	Small Cap Value	1.15%
Flexibly Managed	1.00%	Small Cap Index	0.55%
Balanced	0.62%	Developed International Index	0.59%
Large Growth Stock	1.00%	International Equity	1.50%
Large Cap Growth	1.00%	Emerging Markets Equity	1.85%
Large Core Growth	1.00%	Real Estate Securities	1.25%
Large Cap Value	1.00%	Aggressive Allocation	0.33%
Large Core Value	1.00%	Moderately Aggressive Allocation	0.33%
Index 500	0.40%**	Moderate Allocation	0.33%
Mid Cap Growth	1.00%	Moderately Conservative Allocation	0.33%
Mid Cap Value	1.00%	Conservative Allocation	0.33%
Mid Core Value	1.25%

*	Penn Mutual currently intends to voluntarily waive its administrative and corporate services fees and reimburse expenses so that the Limited Maturity Bond Fund’s total expenses do not exceed 0.65%. Penn Mutual may change or eliminate all or part of this voluntary waiver at any time.

**	Penn Mutual currently intends to voluntarily waive its administrative and corporate services fees and reimburse expenses so that the Index 500 Fund’s total expenses do not exceed 0.35%. Penn Mutual may change or eliminate all or part of this voluntary waiver at any time.

***	The Money Market Fund’s actual total operating expenses for the most recent year were less than the amount shown above because ICMI and Penn Mutual voluntarily waived and/or reimbursed expenses to the extent necessary to maintain the Fund’s net yield at a certain level as determined by Penn Mutual and ICMI. Penn Mutual and ICMI may recapture from the Fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield. During the prior fiscal year, the Money Market Fund did not reimburse ICMI or Penn Mutual for previously waived or reimbursed fees and expenses.

With respect to the Emerging Markets Equity Fund, the Administrative and Corporate Services Agent and ICMI currently intend to voluntarily waive a portion of their fees and/or reimburse expenses to the extent necessary to keep total annual operating expenses from exceeding 1.68% of average daily net assets per year of the Emerging Markets Equity Fund (exclusive of “Acquired Fund Fees and Expenses”). This voluntary waiver may be changed or eliminated at any time.

Under the expense limitation agreement among Penn Mutual, ICMI and the Company, on behalf of each Fund, Penn Mutual and/or ICMI will waive their fees or reimburse expenses for the entirety of any excess above a Fund’s expense limitations. Further, under the expense limitation agreement, to the extent Penn Mutual and/or ICMI does not have an obligation to waive their fees or reimburse expenses of a Fund (e.g., the Fund is operating at or below its expense limitation), the Fund will reimburse Penn Mutual and/or ICMI for amounts previously waived or reimbursed by Penn Mutual and/or ICMI, if any, during the Fund’s preceding three fiscal years. Penn Mutual and/ or ICMI, however, shall not be entitled to any reimbursement that would cause the Fund to exceed its expense limitation.

PENN SERIES FUNDS, INC.

For the year ended December 31, 2010, each of the following Funds paid ICMI a fee based on its average daily assets, at the following annual rate:

Fund	Fee	Fund	Fee
Money Market	%	SMID Cap Growth	%
Limited Maturity Bond	%	SMID Cap Value	%
Quality Bond	%	Small Cap Growth	%
High Yield Bond	%	Small Cap Value	%
Flexibly Managed	%	Small Cap Index	%
Large Growth Stock	%	Developed International Index	%
Large Cap Growth	%	International Equity	%
Large Core Growth	%	Emerging Markets Equity	%
Large Cap Value	%	REIT	%
Large Core Value	%	Aggressive Allocation	%
Index 500%		Moderately Aggressive Allocation	%
Mid Cap Growth	%	Moderate Allocation	%
Mid Cap Value	%	Moderately Conservative Allocation	%
Mid Core Value	%	Conservative Allocation	%

ICMI pays the sub-advisers out of the investment advisory fee it receives.

ICMI does not receive a fee for the services it performs for the Balanced Fund. However, ICMI is entitled to receive an annual management fee from each of the underlying funds for which the Balanced Fund invests.

A discussion regarding the basis for the Board of Directors’ approval of the Funds’ investment advisory and sub-advisory agreements is available in the Funds’ June 30, 2010 Semi-Annual Report, which covers the period of January 1, 2010 to June 30, 2010.

ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”).

The Funds offer their shares only to The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”), for separate accounts they establish to fund variable life insurance and variable annuity contracts. Penn Mutual or PIA purchases or redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (“NAV”) next determined after receipt of the purchase order. NAV for one share is the value of that share’s portion of all of the assets in a Fund. Each Fund (except for the Money Market Fund) determines its NAV as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The NAV of the Money Market Fund is calculated at Noon (Eastern Time) on each day that the NYSE is open.

PENN SERIES FUNDS, INC.

Frequent Trading Policies & Risks

The Funds presently are available only as investment options for certain variable annuity and variable life insurance contracts (collectively, the “variable contracts”) issued by The Penn Mutual Life Insurance Company and its subsidiary, The Penn Insurance & Annuity Company (collectively, the “Insurance Company”). The Funds are intended for long-term investment through these variable contracts, and not as short-term trading vehicles. Accordingly, contract owners that use market timing investment strategies or make frequent transfers should not choose the Funds as investment options under their variable contracts.

The trading activity of individual contract owners generally is not known to the Funds because, on a daily basis, the Insurance Company aggregates the orders of its contract owners and submits net purchase or redemption orders to each Fund. As a result, the Funds’ ability to monitor the purchase, redemption, and exchange transactions of contract owners is severely limited. Consequently, the Funds must rely on the Insurance Company, as the issuer and administrator of the variable contracts, to monitor contract owner transaction activity involving the Funds. Because the Funds are available only through variable contracts issued by the Insurance Company, and because the Funds rely on the Insurance Company to apply limitations on trading activity, the Company’s Board of Directors has not adopted separate policies and procedures for the Funds with respect to frequent trading. However, because the Insurance Company serves as an administrator to the Funds, the Board has reviewed and approved the Insurance Company’s policies and procedures regarding frequent trading by contract owners.

As required by its policies and procedures, the Insurance Company discourages frequent trading by monitoring contract owner trading activity and imposing transaction or order submission limitations on the variable contracts. The Company has entered into an agreement with the Insurance Company that requires the Insurance Company to provide the Company with certain contract owner transaction information to enable the Company to review the contract owner transaction activity involving the Funds. If excessive trading is identified, the Company will work with the Insurance Company to restrict trading by the contract owner and may require the Insurance Company to prohibit the contract owner from future purchases or exchanges into a Fund.

However, despite their efforts, there is no guarantee that the Company or Insurance Company will be able to identify individual contract owners who may be engaging in frequent trading in the Funds. As a result, the Company cannot assure that the Insurance Company and the Company will be able to prevent all instances of frequent trading of Fund shares. The Funds do, however, reserve the right to reject any purchase order at any time in their sole discretion.

If frequent trading does occur, it could adversely affect the Funds and their long-term shareholders. Frequent trading can reduce the long-term returns of a Fund by: increasing costs paid by the Fund (such as brokerage commissions); disrupting the Fund’s portfolio management strategies; and requiring the Fund to maintain higher cash balances to meet redemption requests. Frequent trading also can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value.

With respect to a Fund that invests in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund’s shares as compared to a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). This type of arbitrage may dilute the value of the Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. The Company has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. Like all mutual funds that invest in foreign securities, the International Equity, Large Growth Stock, Flexibly Managed, Large Cap Value, Small Cap Value, Large Core Growth, Large Core Value, SMID Cap Value, Developed International Index, Emerging Markets Equity and Real Estate Securities Funds may be susceptible to the risks described above because they may invest a portion of their assets in such securities.

In addition, a Fund that invests in small/mid cap securities or high yield debt securities (“junk bonds”), which often trade in lower volumes and may be less liquid, may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund’s shares may have a greater impact on the market prices of these types of

PENN SERIES FUNDS, INC.

securities. Like all mutual funds that invest in small/mid cap securities, the Small Cap Growth, Small Cap Value, SMID Cap Value, SMID Cap Growth, Small Cap Index, Mid Cap Growth, Mid Cap Value, Mid Core Value and Real Estate Securities Funds may be susceptible to the risks described above because they invest in such securities. The Limited Maturity Bond, Quality Bond, High Yield Bond and Large Core Value Funds invest in junk bonds and, therefore, they, like other mutual funds investing in such securities, also may be susceptible to the risks described above.

Please see the prospectuses of the relevant variable contracts for more information about the Insurance Company’s frequent trading policies and procedures.

How the Funds Calculate NAV

In calculating NAV, the Funds (except for the Money Market Fund) generally value their portfolio securities at their market prices. If market prices are not readily available or they are determined to be unreliable, the Funds may determine fair value prices using methods approved by the Board of Directors. The Funds’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Funds primarily value stocks of U.S. companies traded on U.S. exchanges at their market prices, there may be limited circumstances in which a Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds.

With respect to any non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

The Money Market Fund values its assets by the amortized cost method, which approximates market value.

Fund portfolio securities that are listed on foreign exchanges may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these Funds’ investments may change on days when you cannot purchase or sell Fund shares.

Portfolio Holdings Information

The Company makes available quarterly on Penn Mutual’s website – www.pennmutal.com – a Quarterly Investment Update (“Quarterly Update”), which includes certain portfolio holdings information for each Fund. The Quarterly Update can be found by clicking on the “Investment Tracker” link on Penn Mutual’s website and then the “Investment Options” link. The Quarterly Update includes each Fund’s top ten holdings and, as applicable, information regarding a Fund’s asset and sector allocation, property types, and/or bond quality. The Quarterly Update is made available five weeks after the end of each quarter and is publicly available to all persons. The

PENN SERIES FUNDS, INC.

Quarterly Update generally remains accessible at least until the Company files its Form N-CSR or Form N-Q with the Securities and Exchange Commission for the period that includes the date as of which the website information is current (expected to be at least three months). A description of the Funds’ policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

Dividends and Distributions

The Funds distribute their net investment income annually as dividends and make distributions of net realized capital gains, if any, at least annually except for distributions from the Money Market Fund which will be made monthly.

Taxes

Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. The Funds expect all net investment income and net realized capital gains of the Funds to be distributed at least annually and that the Funds will not pay federal income taxes. The Funds may utilize consent dividends to satisfy their distribution obligations. The Funds do not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Funds distribute are not currently taxable to owners of variable annuity or variable life insurance contracts when left to accumulate in the contracts or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the variable annuity or variable life insurance contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state, local and foreign income tax consequences applicable to your investment. More information about taxes is in the Statement of Additional Information.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Funds’ financial performance for the past five years, or, if shorter, the period of a Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information provided has been audited by                 (“            ”), independent registered public accounting firm. The              report, along with each Fund’s financial statements and related notes thereto, for each such period appear in the Funds’ Statement of Additional Information. You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

[TO BE FILED BY AMENDMENT]

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Statement of Additional Information

In addition to this Prospectus, Penn Series has a Statement of Additional Information (“SAI”), dated May 1, 2011, which contains additional, more detailed information about the Funds. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

Penn Series publishes annual and semi-annual reports containing additional information about each Fund’s investments. In Penn Series’ shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Fund’s performance during that period.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at 1-800-523-0650 or by visiting Penn Mutual’s website at www.pennmutual.com.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission’s web site at “http://www.sec.gov”; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policy and Proxy Voting Records

You may obtain a description of the Company’s Proxy Voting Policies and Procedures and a description of the Proxy Voting Policies and Procedures of the investment adviser and each sub-adviser to the Company, free of charge, by calling 1-800-523-0650, or by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com, clicking on the Investment Options and Performance Tab at the top of the page and, under Related Information, clicking on the Penn Series Proxy Voting tab.

You may obtain the voting record of each Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com and following the instructions noted above. The voting record will be made available on the website of The Penn Mutual Life Insurance Company as soon as reasonably practicable after the information is filed by the Company with the SEC on Form N-PX. The voting record will also be available on the website of the U. S. Securities and Exchange Commission at www.sec.gov.

Penn Series Funds, Inc.’s Investment Company Act registration number is 811-03459.

STATEMENT OF ADDITIONAL INFORMATION

PENN SERIES FUNDS, INC.

600 Dresher Road

Horsham, Pennsylvania 19044

Penn Series Funds, Inc. (“Penn Series”) is a no-load mutual fund with twenty-nine separate investment portfolios (the “Funds”).

MONEY MARKET FUND

LIMITED MATURITY BOND FUND

QUALITY BOND FUND

HIGH YIELD BOND FUND

FLEXIBLY MANAGED FUND

BALANCED FUND

LARGE GROWTH STOCK FUND

LARGE CAP GROWTH FUND

LARGE CORE GROWTH FUND

LARGE CAP VALUE FUND

LARGE CORE VALUE FUND

INDEX 500 FUND

MID CAP GROWTH FUND

MID CAP VALUE FUND

MID CORE VALUE FUND

SMID CAP GROWTH FUND

SMID CAP VALUE FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL CAP INDEX FUND

DEVELOPED INTERNATIONAL INDEX FUND

INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND

REAL ESTATE SECURITIES FUND

AGGRESSIVE ALLOCATION FUND

MODERATELY AGGRESSIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

MODERATELY CONSERVATIVE ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Penn Series Prospectus dated May 1, 2011. A copy of the Prospectus is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - H3F, Philadelphia, PA, 19172. Or, you may call, toll free, 1-800-523-0650.

The date of this Statement of Additional Information is May 1, 2011.

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PENN SERIES

Penn Series is an open-end management investment company that offers shares of diversified portfolios (each, a “Fund,” and collectively, the “Funds”) for variable annuity and variable life insurance contracts issued by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”). Shares of each Fund will be purchased by Penn Mutual and PIA for the purpose of funding variable annuity contracts and variable life insurance policies and by qualified pension plans. Penn Series was established as a Maryland corporation pursuant to Articles of Incorporation dated April 21, 1982.

INVESTMENT OBJECTIVES

The investment objectives of the Funds are as follows. There can be no assurance that these objectives will be achieved. Each Fund’s investment objective may be changed by the Penn Series Board of Directors without the approval of shareholders.

Money Market Fund	Preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income consistent therewith
Limited Maturity Bond Fund	Highest available current income consistent with liquidity and low risk to principal; total return is secondary
Quality Bond Fund	Highest income over the long term consistent with the preservation of principal
High Yield Bond Fund	High current income
Flexibly Managed Fund	Maximize total return (capital appreciation and income)
Balanced Fund	Long-term growth and current income
Large Growth Stock Fund	Long-term growth of capital and increase of future income
Large Cap Growth Fund	Long-term capital appreciation
Large Core Growth Fund	Long-term growth of capital (capital appreciation)
Large Cap Value Fund	Long-term growth of capital
Large Core Value Fund	Total return
Index 500 Fund	To seek a total return (capital appreciation and income) which corresponds to that of the S&P 500 Index
Mid Cap Growth Fund	Maximize capital appreciation
Mid Cap Value Fund	Growth of capital
Mid Core Value Fund	Capital appreciation
SMID Cap Growth Fund	Long-term returns
SMID Cap Value Fund	Long-term growth of capital
Small Cap Growth Fund	Capital appreciation
Small Cap Value Fund	Capital appreciation
Small Cap Index Fund	To replicate the returns and characteristics of a small cap index
Developed International Index Fund	To replicate the returns and characteristics of an international index composed of securities from developed countries

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International Equity Fund	Capital appreciation
Emerging Markets Equity Fund	Capital appreciation
Real Estate Securities Fund	High total return consistent with reasonable investment risks
Aggressive Allocation Fund	Long-term capital growth consistent with its asset allocation strategy
Moderately Aggressive Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Moderate Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Moderately Conservative Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Conservative Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy

INVESTMENT POLICIES

Information in this Statement of Additional Information supplements the discussion in the Penn Series Prospectus regarding investment policies and restrictions of the Funds. Unless otherwise specified, the investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors without shareholder approval. Fundamental policies and restrictions of each Fund may not be changed without the approval of at least a majority of the outstanding shares of that Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

Money Market Fund

Investment Program. The Fund invests in a diversified portfolio of money market securities, limited to those described below, which are rated within the two highest credit categories assigned by nationally recognized statistical rating organizations, or, if not rated, are of comparable investment quality as determined by Independence Capital Management, Inc. (“Investment Adviser”) which serves as investment adviser to the Fund. Such securities include: (i) U.S. Government Obligations; (ii) U.S. Government Agency Securities; (iii) Bank Obligations; (iv) Commercial Paper; (v) Short-Term Corporate Debt Securities; (vi) Canadian Government Securities, limited to 10% of the Fund’s assets; (vii) Savings and Loan Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities other than Foreign Securities; (x) Foreign Securities—U.S. dollar-denominated money market securities issued by foreign issuers, foreign branches of U.S. banks and U.S. branches of foreign banks; and (xi) Asset Backed Securities. Certain of the securities may have adjustable rates of interest with periodic demand features. The Fund may also invest in securities of investment companies that invest in money market securities meeting the foregoing criteria.

Portfolio Quality. The Fund will invest in U.S. dollar-denominated money market instruments determined by the Investment Adviser, under guidelines adopted by the Penn Series Board of Directors, to present minimum credit risk. This determination will take into consideration such factors as liquidity, profitability, ability to generate funds and capital adequacy. In addition, the Fund will observe investment restrictions contained in Rule 2a-7 promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, including the following: (a) the Fund will not invest in a money market instrument if, as a result, more than  1/2 of 1% of the Fund’s total assets would be invested in securities of that issuer which are not rated in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, are not of comparable quality); and (b) the Fund will not invest in a

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money market instrument if, as a result, more than 3% of the Fund’s total assets would be invested in securities which are not rated in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, are not of comparable quality).

Limited Maturity Bond Fund

The Fund invests in a diversified portfolio of short to intermediate term debt securities. The Fund will invest primarily in investment grade securities (e.g., AAA, AA, A or BBB by S&P) rated by at least one of the nationally recognized statistical rating organizations (S&P, Moody’s, Fitch Investors Service, Inc., or Dominion Bond Rating Service) or, if not rated, are of equivalent investment quality as determined by the Investment Adviser. The Fund may also invest up to 10% of its net assets in “high yield” securities which are rated BB or B by S&P (or securities with a comparable rating by another nationally recognized statistical rating organization), and are sometimes referred to as “junk bonds.” Under normal circumstances, at least 80% of the Fund’s total assets will be invested in income producing securities. At least 75% of the value of the Fund’s total assets (not including cash) will be invested in one or more of the following categories of investments: (i) Marketable Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Collateralized Mortgage Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities; (x) Private Placements (restricted securities); (xi) Asset Backed Securities; and (xii) Municipal Obligations. In addition, the Fund may, as part of this minimum 75% of its assets, write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in interest rate futures contracts (and options thereon) for hedging purposes.

In addition to the investments described above, the Fund may invest up to 25% of the value of its total assets (not including cash) in convertible securities, which can be converted into or which carry warrants to purchase common stock or other equity interests, and preferred and common stocks. The Fund may from time to time purchase these securities on a when-issued basis; the value of such income-producing securities may decline or increase prior to settlement date.

Quality Bond Fund

The Fund invests in a diversified portfolio primarily consisting of long, intermediate, and short-term marketable (i.e., securities for which market quotations are readily available) debt securities. Except as provided below, the Fund will only purchase debt securities that are considered investment grade securities (e.g., AAA, AA, A, or BBB by S&P) by at least one of the nationally recognized statistical rating organizations (S&P, Moody’s, Fitch Investors Service, Inc., or Dominion Bond Rating Service) or, if not rated, are of equivalent investment quality as determined by the Investment Adviser. The Fund may also invest up to 10% of its net assets in securities rated BB or B by S&P (or securities with a comparable rating by another nationally recognized statistical rating organization), which are sometimes referred to as “junk bonds.” Under normal circumstances, at least 80% of the Fund’s total assets will be invested in debt securities. At least 75% of the value of the Fund’s total assets (not including cash) will be invested in one or more of the following categories of investments: (i) Marketable Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Collateralized Mortgage Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities; (x) Private Placements (restricted securities); (xi) Asset Backed Securities; and (xii) Municipal Obligations. In addition, the Fund may, as part of this minimum 75% of its assets, write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in interest rate futures contracts (and options thereon) for hedging purposes. In addition to the above, the Fund may invest up to 25% of the value of its total assets (not including cash) in Convertible Securities, which can be converted into or which carry warrants to purchase common stock or other equity interests, and Preferred and Common Stocks. The Fund may from time to time purchase these securities on a when-issued basis; the value of such income-producing securities may decline or increase prior to settlement date.

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High Yield Bond Fund

The Fund will invest at least 80% of the value of its total assets in a widely diversified portfolio of high-yield corporate bonds, often called “junk bonds,” income-producing convertible securities and preferred stocks. The Fund seeks to invest its assets in securities rated Ba or lower by Moody’s, or BB or lower by S&P, or, if not rated, of comparable investment quality as determined by the investment sub-adviser.

Because high yield bonds involve greater risks than higher quality bonds, they are referred to as “junk bonds.” The Fund may, from time to time, purchase bonds that are in default, rated Ca by Moody’s or D by S&P, if, in the opinion of the sub-adviser, there is potential for capital appreciation. Such bonds are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation (see “Ratings of Corporate Debt Securities”). In addition, the Fund may invest its portfolio in medium quality investment grade securities (rated Baa by Moody’s or BBB by S&P) which provide greater liquidity than lower quality securities. Moreover, the Fund may, for temporary defensive purposes under extraordinary economic or financial market conditions, invest in higher quality securities.

Investments in the Fund’s portfolio may include: (i) Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Securities of Certain Supranational Organizations; (viii) Repurchase Agreements involving these securities; (ix) Private Placements (restricted securities); (x) Foreign Securities; (xi) Convertible Securities—debt securities convertible into or exchangeable for equity securities or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities; (xii) Preferred Stocks—securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company’s earnings and assets; (xiii) Loan Participation and Assignments; (xiv) Trade Claims; (xv) Deferrable Subordinate Securities and (xvi) Zero Coupon and Pay-in-Kind Bonds. Zero Coupon and Pay-in-Kind Bonds can be more volatile than coupon bonds. There is no limit on the Fund’s investment in these securities. The Fund may purchase securities, from time to time, on a when-issued basis; the value of such securities may decline or increase prior to settlement date.

Credit Analysis. Because investment in lower and medium quality fixed-income securities involves greater investment risk, including the possibility of default or bankruptcy, achievement of the Fund’s investment objectives will be more dependent on the sub-adviser’s credit analysis than would be the case if the Fund were investing in higher quality fixed-income securities. Although the ratings of Moody’s or S&P are used as preliminary indicators of investment quality, a credit rating assigned by such a commercial rating service will not measure the market risk of lower quality bonds and may not be a timely reflection of the condition and economic viability of an individual issuer.

The sub-adviser places primary significance on its own in-depth credit analysis and security research. The Fund’s investments will be selected from an approved list of securities deemed appropriate for the Fund by the sub-adviser, which maintains a credit rating system based upon comparative credit analyses of issuers within the same industry and individual credit analysis of each company. These analyses take into consideration such factors as a corporation’s present and potential liquidity, profitability, internal capability to generate funds, and adequacy of capital. Although some issuers do not seek to have their securities rated by Moody’s or S&P, such unrated securities will also be purchased by the Fund only after being subjected to analysis by the sub-adviser. Unrated securities are not necessarily of lower quality than rated securities, but the market for rated securities is usually broader.

Maturity. The maturity of debt securities may be considered long (10 plus years), intermediate (1 to 10 years), or short-term (12 months or less). The proportion invested by the Fund in each category can be expected to vary depending upon the evaluation of market patterns and trends by the sub-adviser. Normally, the Fund’s dollar weighted average maturity is expected to be in the 6 to 12 year range.

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Yield and Price. Lower to medium quality, long-term fixed-income securities typically yield more than higher quality, long-term fixed-income securities. Thus, the Fund’s yield normally can be expected to be higher than that of a fund investing in higher quality debt securities. The yields and prices of lower quality fixed income securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income markets, changes in perception of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality securities, which may result in greater price and yield volatility. For a given period of time, the Fund may have a high yield but a negative total return.

Deferrable Subordinated Securities. Recently, securities have been issued which have long maturities and are deeply subordinated in the issuer’s capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain “equity-like” features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. The High Yield Bond Fund will invest in these securities to the extent their yield, credit, and maturity characteristics are consistent with the Fund’s investment objective and program.

Hybrid Instruments. The Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities futures and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a “benchmark”). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund.

Other Investments. The Fund may invest up to 20% of its total assets in dividend-paying preferred or common stocks (including up to 10% of net assets in warrants to purchase common stocks) that are considered by the sub-adviser to be consistent with the Fund’s current income and capital appreciation investment objectives. In seeking higher income or a reduction in principal volatility, the Fund may write covered call options and purchase covered put options and spreads and purchase uncovered put options and uncovered call options; and the Fund may invest in interest rate futures contracts (and options thereon) for hedging purposes. There are also special risks associated with investments in foreign securities whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies. Currency risk affects the Fund to the extent that it holds non-dollar foreign bonds.

Additional Risks of High Yield Investing. There can be no assurance that the High Yield Bond Fund will achieve its investment objective. The high yield securities in which the Fund may invest are predominantly speculative with regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the Fund may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. Furthermore, the share price and yield of the Fund are expected to be more volatile than the share price and yield of a fund investing in higher quality securities, which react primarily to movements in the general level of interest rates. The sub-adviser carefully considers these

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factors and the Fund attempts to reduce risk by diversifying its portfolio, by analyzing the creditworthiness of individual issuers, and by monitoring trends in the economy, financial markets, and specific industries. Such efforts, however, will not eliminate risk. High yield bonds may be more susceptible than investment grade bonds to real or perceived adverse economic and competitive industry conditions. High yield bond prices may decrease in response to a projected economic downturn because the advent of a recession could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. Highly leveraged issuers also may find it difficult to obtain additional financing during a period of rising interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. As such, the prices at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task. If market quotations are not available, these securities will be valued by a method that, in the good faith belief of the Fund’s Board of Directors, accurately reflects fair value.

During 2010 the dollar weighted average ratings (computed monthly) of the debt obligations held by the High Yield Bond Fund (excluding equities and reserves), expressed as a percentage of the Fund’s total net investments, were as follows:

Standard and Poor’s Ratings	Percentage of Total Net Investments*
AAA	%
AA	%
A	%
BBB	%
BB	%
B	%
CCC	%
CC	%
C	%
D	%
Unrated**	%

* Unaudited. The portfolio also included     % of its net assets in cash and     % of its net assets in equity securities.

**T. Rowe Price Associates, Inc. has advised that in its view the unrated debt obligations were comparable in quality to debt obligations rated in the S&P categories as follows: A: _%; BBB: _%; BB: _%; B+: _%; B: _%; B-: _%; CCC+: _%; CCC: _%; CC: _%; C: _%; D: _%; Unrated: _%.

Flexibly Managed Fund

In addition to investing in common stocks, the Fund may invest in the following securities:

•	Equity-related securities, such as convertible securities (i.e., bonds or preferred stock convertible into or exchangeable for common stock), preferred stock, warrants, futures, and options.

•

Corporate debt securities within the four highest credit categories assigned by nationally recognized statistical rating organizations, which include both high and medium-quality investment grade bonds. The Fund may also invest in non-investment grade corporate debt securities, which are sometimes referred to as “junk bonds,” if immediately after such investment the Fund would not have more than 25% of its total assets invested in such securities. The Fund’s investment in all corporate debt securities will be limited to 35% of net assets. The Fund’s convertible bond holdings will not be subject to these debt limits, but rather, will be treated as equity-related securities. There is no limit on the Fund’s investments in convertible securities. Medium-quality investment grade bonds are regarded as having an adequate capacity to pay principal and interest although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than that for higher grade bonds.

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•

Short-term reserves (i.e., money market instruments), which may be used to reduce downside volatility during uncertain or declining equity market conditions. The Fund’s reserves will be invested in shares of an internally managed fund of the sub-adviser or the following high-grade money market instruments: U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

•

The Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of futures and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a “benchmark”). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund.

•	Securities of other investment companies subject to limitations prescribed by the Investment Company Act of 1940, as amended.

If the Fund’s position in money market securities maturing in one year or less equals 35% or more of the Fund’s total assets, the Fund will normally have 25% or more of its assets concentrated in securities of the banking industry. Investments in the banking industry may be affected by general economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. The sub-adviser believes that any risk to the Fund which might result from concentrating in the banking industry will be minimized by diversification of the Fund’s investments, the short maturity of money market instruments, and the sub-adviser’s credit research.

Balanced Fund

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with its target asset allocation. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Under normal circumstances, the Fund will invest 50% -70% of its assets in stock and other equity underlying funds, 30%-50% of its assets in bond and other fixed income funds, and 0%-20% of its assets in money market funds. The Fund’s allocation strategy is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities.

The Fund’s underlying equity fund allocation will primarily track the performance of the large capitalization company portion of the U.S. stock market. The Fund’s underlying fixed income fund allocation will be invested primarily in a broad range of investment grade fixed income securities (although up to 10% of the underlying fund may be invested in non-investment grade securities), and is intended to provide results consistent with the broad US fixed income market.

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The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations below. Market appreciation or depreciation may cause the Fund to be outside of its target asset allocation range. In addition, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect the Fund’s actual allocations. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation
Equity Fund	50% - 70%
Penn Series Index 500 Fund
Fixed Income Fund	30% - 50%
Penn Series Quality Bond Fund
Money Market Fund	0% - 20%
Penn Series Money Market Fund

With respect to its direct investments, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the adviser, such investment will be advantageous to the Fund.

Large Growth Stock Fund

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of large capitalization companies. For purposes of this policy, large capitalization companies have market capitalization that fall within the market capitalization range of companies in the Russell 1000 Growth Index. The Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund’s objectives. The Fund’s holdings are generally listed on a national securities exchange. While the Fund may invest in unlisted securities, such securities will usually have an established over-the-counter market. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Large Cap Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. companies with large market capitalizations. The sub-adviser is a research driven, fundamental investor, pursuing a growth strategy. The sub-adviser seeks to add value primarily through stock selection and pursues a bottom-up strategy that blends fundamental, quantitative, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, and favorable trading volume and price patterns.

In choosing investments, the sub-adviser will focus on large-cap companies that have exhibited above average growth, strong financial records, or compelling valuations. In addition, the sub-adviser also

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considers management expertise, industry leadership, growth in market share and sustainable competitive advantage. The sub-adviser’s investment philosophy and process lead it to create equity portfolios that are typically fully invested and, in large part, maintain sector weightings that are neutral relative to a targeted benchmark; in this case, the S&P 500 Index. The sub-adviser believes it is difficult, if not impossible, to accurately anticipate the market’s moves to favor one sector above another, and that the practice of overweighting or underweighting sectors leads to erratic investment performance. By remaining fully invested with a full market weighting in every sector, the sub-adviser seeks to ensure that its portfolios are positioned to benefit from rapid changes in market sentiment.

The Fund may invest up to 25% of its total assets in foreign securities. In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of small to medium capitalization companies. The Fund may also lend its portfolio securities up to 30% of its assets and borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities).

Large Core Growth Fund

The Fund attempts to achieve its investment objective by investing primarily in common and preferred stocks of large capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of large capitalization companies. For this Fund, large capitalization companies are those with market capitalizations within the range of companies comprising the Russell 1000 Growth Index at the time of purchase.

The Fund invests principally in equity securities of large capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders. The sub-adviser employs a rigorous bottom-up research process to identify solid investment opportunities. The sub-adviser seeks to construct a well diversified portfolio in order to reduce risk while enhancing return.

The Fund may also invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities, American Depositary Receipts (ADRs), real estate investment trusts (REITs), shares of other investment companies and exchange-traded funds (ETFs), derivatives (such as options, futures and equity swaps), and cash instruments maturing in one year or less. In addition, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

Large Cap Value Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large capitalization companies. For this Fund, large capitalization companies are those that, at the time of investment, have market capitalizations of more than $5 billion. The Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund’s objectives. The Fund may invest an unlimited amount in foreign securities. Generally, the Fund will not invest more than 25% of its assets in foreign securities. The Fund’s holdings are generally listed on a national securities exchange. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

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Large Core Value Fund

The Fund invests primarily in value stocks of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of large capitalization companies. For this Fund, large capitalization companies are those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. Value stocks are stocks that, in the opinion of the sub-adviser, are inexpensive or undervalued relative to the overall stock market.

The Fund primarily invests in dividend-paying stocks. The Fund may also invest in fixed income securities, such as convertible debt securities, of any credit quality (including securities rated below investment grade (“junk bonds”)), real estate investment trusts and non-income producing stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. The Fund at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) to protect against stock price, interest rate or currency rate declines (“hedging”), to enhance returns, or as a substitute for the purchase or sale of securities or currencies. In addition, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

Index 500 Fund

The Fund seeks to replicate the return of the S&P 500 Index (the “Index”), which is comprised of approximately 500 securities selected by Standards & Poor’s (most of which are common stocks listed on the New York Stock Exchange). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities listed in the Index. The sub-adviser’s policy is to be substantially invested in common stocks included in the S&P 500 Index and close substitutes (such as index futures contracts). The Fund may concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The sub-adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index.

The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to Penn Series is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to Penn Series or the Index 500 Fund. S&P has no obligation to take the needs of Penn Series or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PENN SERIES, OWNERS OF THE INDEX 500 FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF

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MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Mid Cap Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of mid-cap companies. Mid-cap companies have market capitalization in the range of those companies included in the Russell Midcap Index. The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell Midcap Growth Index (or such other appropriate index selected by the sub-adviser). In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Mid Cap Value Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of mid-cap companies. For this Fund, mid-cap companies are those that, at the time of investment, have capitalizations that fall within the range of the Russell Midcap Index. Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, foreign securities and ADRs. The Fund will invest primarily in a diversified portfolio of common stocks of issuers that have market capitalizations that fall in the range of the Russell Midcap Index that the sub-adviser believes to be undervalued relative to the stock market. The sub-adviser selects securities that are undervalued in the marketplace either in relation to strong fundamentals, such as a low price-to-earnings ratio, consistent with cash flow, and successful track records through all parts of the market cycles. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Mid Core Value Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of medium capitalization companies. Medium capitalization companies have market capitalizations that, at the time of purchase, generally fall within the market capitalization range of companies in the Russell Midcap Index, a widely used benchmark for mid-cap stock performance, as of its most recent reconstitution. The Fund will be subject to the risks associated with its investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve, with board approval, effecting transactions in derivative

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and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If the sub-adviser judges market conditions incorrectly or uses a hedging strategy that does not correlate well with the Fund’s investments, it could result in a loss, even if the sub-adviser intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised. The Fund may also purchase convertible securities, depository receipts and foreign securities and is subject to the risks associated with such investing. The Fund may invest in stock index future contracts in an effort to reduce volatility. The Fund may also invest in debt securities. The Fund may invest in securities of other investment companies subject to limitations prescribed by the Investment Company Act of 1940, as amended. The sub-adviser selects securities that it believes are undervalued in the marketplace either in relation to strong fundamentals, such as a low price-to-earnings ratio, consistent with cash flow, and successful track records through all parts of the market cycles.

SMID Cap Growth Fund

The Fund attempts to achieve its investment objective by investing primarily in common stocks of small and medium capitalization U.S. companies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies. For this Fund, small and medium capitalization companies are those with market capitalizations within the range of companies comprising the Russell 2500 Growth Index at the time of purchase.

The sub-adviser’s strategy seeks superior, long-term returns by identifying growth companies at an early or transitional stage of development, before the market discovers their potential. The sub-adviser employs a bottom-up investment approach applying original idea generation, fundamental research, and security analysis emphasizing growth companies at attractive valuations. The sub-adviser’s approach emphasizes the predictability of earnings in order to seek to deliver superior investment results with controlled risk. The sub-adviser seeks to have the Fund broadly diversified across industry groups.

Unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

SMID Cap Value Fund

The Fund invests primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies. For this Fund, small and medium capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500™ Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500™ Value Index. Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.

The Fund invests in companies that are determined by the sub-adviser to be undervalued, using its fundamental value approach. In selecting securities for the Fund, the sub-adviser uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The sub-adviser’s fundamental value approach to equity investing generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects.

To the extent that companies involved in certain industries may from time to time constitute a material portion of the universe of small and medium capitalization companies, the Fund may also invest significantly in these industries (but not more than 25% of its total assets in any one industry).

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The Fund may, but typically does not, enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may invest in securities issued by non-U.S. companies and enter into forward commitments. In addition, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

Small Cap Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. For this Fund, small capitalization companies are those that, at the time of investment, have a market capitalization of less than $3 billion. The Fund will primarily invest in common stocks, and may also invest in bonds, convertible securities, preferred stocks and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund’s objective. The Fund may also invest in bonds rated below Baa by Moody’s or BBB by S&P (sometimes referred to as “junk bonds”), but presently does not expect such investments in any such bonds to exceed 5% of the Fund’s assets. The Fund may write covered call options and purchase put options on its portfolio securities, purchase put and call options on securities indices and invest in stock index futures contracts (and options thereon) for hedging and other non-speculative purposes.

Small Cap Value Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Value Index at the time of investment. The Fund is managed using a value oriented approach. The Sub-Adviser evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such companies’ long term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Sub-Adviser’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Sub-Adviser, are available at attractive prices. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Small Cap Index Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in securities listed in the Russell 2000® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index. The Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

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The Sub-Adviser may at times purchase or sell futures contracts, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed. The Sub-Adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index. In addition, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

Developed International Index Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and GDRs) and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is an arithmetic, market value-weighted average of the performance of approxiamtely 1,000 securities primarily from Europe, Australia, Asia and the Far East.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Sub-Adviser may at times purchase or sell futures contracts, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed. The Sub-Adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index. In addition, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

International Equity Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets invested in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin. The countries include the eleven Euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), the United Kingdom, Denmark, Sweden, Switzerland, Norway, Japan, Hong Kong, Australia, New Zealand and Singapore. The Fund seeks to be well diversified and will have investments in at least ten countries and five sectors at all times.

The Fund may not always purchase securities on the principal market. For example, American Depositary Receipts (“ADRs”) may be purchased if trading conditions make them more attractive than the underlying security. ADRs are registered receipts typically issued in the U.S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are

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structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The Fund may likewise utilize European Depositary Receipts (“EDRs”), which are receipts typically issued in Europe by a bank or trust company evidencing ownership of an underlying foreign security. Unlike ADRs, EDRs are issued in bearer form. For purposes of determining the country of origin, ADRs and EDRs will not be deemed to be domestic securities.

The Fund may also acquire fixed income investments where these fixed income securities are convertible into equity securities (and which may therefore reflect appreciation in the underlying equity security), and where anticipated interest rate movements, or factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund. Fixed income securities in which the Fund may invest will be rated at the time of purchase Baa or higher by Moody’s Investor Service, Inc., or BBB or higher by Standard and Poor’s Ratings Group or, if they are foreign securities which are not subject to standard credit ratings, the fixed income securities will be “investment grade” issues (in the judgment of the sub-adviser) based on available information.

The Fund may invest in securities which may be considered to be “thinly-traded” if they are deemed to offer the potential for appreciation, but does not presently intend to invest more than 5% of its total assets in such securities. The trading volume of such securities is generally lower and their prices may be more volatile as a result, and such securities are less likely to be exchange-listed securities. The Fund may also invest, subject to restrictions, in options (puts and calls) and restricted securities.

Additional Risk Considerations. Investments in foreign securities involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Such foreign investments may also be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, the financial markets on which they are traded may be subject to less strict governmental supervision, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). A contract owner who selects this Fund will incur the risks generally associated with investment in equity securities and, in addition, the risk of losses attributable to changes in currency exchange rates to the extent that those risks are not adequately hedged by the sub-adviser.

Emerging Markets Equity Fund

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities located in emerging market countries. For this Fund, an issuer is considered to be located in an emerging market country if, at the time of investment: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. The sub-adviser will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company.

The sub-adviser considers emerging market countries to be countries that the international financial community, including the World Bank and the International Finance Corporation, considers to be emerging or developing countries on the basis of such factors as trade initiatives, per capita income and level of

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industrialization. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Allocation of the Fund’s investments will depend upon the relative attractiveness of emerging countries and particular issuers. There are no prescribed limits on the geographic distribution of the Fund’s investments.

The sub-adviser seeks to maximize returns by investing in growth-oriented equity securities of emerging country issuers. The sub-adviser combines top-down country criteria to allocate the Fund’s assets among countries (based on relative economic, political and social fundamentals, stock valuations, and investor sentiment) with bottom-up fundamental analysis of issuers (seeking to identify issuers with strong earnings growth potential). Portfolio securities are typically sold when any one or more of these assessments materially changes. The sub-adviser attempts to manage the overall risk of its investments through its emphasis on thorough macroeconomic and fundamental research.

The Fund invests primarily in equity securities, including common and preferred stocks, convertible securities, rights and warrants to purchase common stock, and depositary receipts. The Fund may invest in securities of micro, small- and medium-capitalization companies. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and, to the extent available, currency-related transactions involving options, futures contracts, forward contracts and swaps, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. The Fund may purchase securities of other investment companies. The Fund may invest up to 20% of its net assets in debt securities, including up to 5% of its total assets in non-investment grade debt securities (“junk bonds”). The Fund may invest up to 10% of its assets in foreign real estate companies. In addition, unless otherwise stated herein, the Fund may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund.

Real Estate Securities Fund

Under normal market conditions, the Fund invests at least 80%, and normally substantially all, of its net assets in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”).

For purposes of the Fund’s investment policies, a real estate company is one that: (i) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets in such real estate Under normal market conditions, the Fund will invest at least 80%, and normally substantially all, of its total assets in a portfolio of equity securities issued by real estate companies, including REITs and REIT-like entities. These equity securities can consist of common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the sub-adviser’s view, a significant element of the securities’ value, and preferred stocks.

The Fund may invest up to 25% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets.

In managing the Fund’s portfolio, the sub-adviser adheres to an integrated, bottom-up, relative value investment process. A proprietary valuation model ranks real estate securities on price-to-net asset value, which the sub-adviser believes is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their net asset value estimates. The company research process includes an evaluation of management, strategy, property quality, financial strength and corporate structure. In addition to the net asset value model, portfolio managers may use secondary valuation tools including cash flow multiple/ growth or discounted cash flow models. Judgments with respect to risk control, diversification, liquidity and other factors overlay the model’s output and drive the portfolio managers’ investment decisions.

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Penn Series Lifestyle Funds

The Penn Series Lifestyle Funds consist of the following five funds (each, a “Lifestyle Fund” and, collectively, the “Lifestyle Funds”):

Aggressive Allocation Fund Moderate Allocation Fund Conservative Allocation Fund	Moderately Aggressive Allocation Fund Moderately Conservative Allocation Fund

The Lifestyle Funds seek to achieve their respective investment objectives by using a “fund-of-funds” strategy. Accordingly, the Lifestyle Funds invest in a combination of other Penn Series Funds (each, an “underlying fund” and, together, the “underlying funds”) in accordance with their target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Lifestyle Funds intend to invest primarily in a combination of underlying funds; however, the Lifestyle Funds may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Each Lifestyle Fund has its own distinct target portfolio allocation and is designed to accommodate different investment goals and risk tolerances. Through its investments in the underlying funds, each Lifestyle Fund’s target allocation is intended to allocate the Lifestyle Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolios of the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund are more heavily allocated to stocks, and reflect a more aggressive approach. The portfolios of the Moderately Conservative Allocation Fund and Conservative Allocation Fund are more heavily allocated to bonds and cash investments, and reflect a more conservative approach. The portfolio of the Moderate Allocation Fund is allocated among stock, bond and cash investments with a majority of it assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund, but more aggressive than the Moderately Conservative Allocation Fund and Conservative Allocation Fund. The Aggressive Allocation Fund is designed as the most aggressive of the Lifestyle Funds and the Conservative Allocation Fund is designed as the most conservative of the Lifestyle Funds.

In determining the asset allocation of the Lifestyle Funds, the investment adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series funds that would, in the investment adviser’s opinion, enhance the return potential of the Lifestyle Funds. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on a Lifestyle Fund’s investment objective.

The following chart shows each Lifestyle Fund’s target asset allocation among the various asset classes and which underlying funds are used within each asset class as of the date of the Prospectus. The adviser may permit modest deviations from the target asset allocations listed below. In addition, market appreciation or depreciation may cause a Lifestyle Fund to be outside of its target asset allocation range. Further, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect a Lifestyle Fund’s actual allocations. Accordingly, a Lifestyle Fund’s actual allocations may differ from this illustration.

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Asset Classes and Underlying Funds	Target Asset Allocation
	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Fixed Income and Money Market Funds	0% - 15%	0% - 30%	30% - 50%	50% - 70%	60% - 80%
Penn Series Money Market Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%
Penn Series Limited Maturity Bond Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%
Penn Series Quality Bond Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%
Penn Series High Yield Bond Fund	0% - 15%	0% - 30%	0% - 30%	0% - 30%	0% - 30%
Equity Funds	85% - 100%	70% - 100%	50% - 70%	30% - 50%	20% - 40%
Penn Series Flexibly Managed Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Growth Stock Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Core Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Large Core Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Index 500 Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Mid Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Mid Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Mid Core Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series SMID Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series SMID Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Small Cap Growth Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Small Cap Value Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Small Cap Index Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Developed International Index Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series International Equity Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Emerging Markets Equity Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%
Penn Series Real Estate Securities Fund	0% -30%	0% -30%	0% -20%	0% -20%	0% -15%

With respect to their direct investments, unless otherwise stated herein, the Lifestyle Funds may purchase any of the securities and/or engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of the adviser, such investment will be advantageous to the Lifestyle Funds.

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Securities and Investment Techniques

Unless otherwise stated herein, the Funds may purchase any of the securities and/or engage in any of the investment practices identified in this section if, in the opinion of the adviser or sub-adviser (as applicable), such investment will be advantageous to the Fund.

Investments in Equity Securities

Equity securities in which the Funds, other than the Money Market Fund, may invest in include those described below.

Equity Securities. Equity securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, GDRs, EDRs, and interests in real estate investment trusts. For more information on real estate investment trusts, see the section entitled “Real Estate Investment Trusts.” For more information on warrants, see the section entitled “Warrants.”

Common stocks. Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.

Preferred stocks. Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible securities. Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable. Convertible securities typically

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pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. Convertible securities are also rated below investment grade (“high yield” or “junk bond”) or are not rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a Fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Initial Public Offering. The Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPOs”), and may at times dispose of those shares shortly after their acquisition. A Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

American Depositary Receipts. American Depositary Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

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Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Master Limited Partnerships (MLPs). The Mid Cap Value Fund can invest up to 5% of its assets in MLPs. An MLP is a limited partnership (or similar entity) in which investors buy units (“common units”) (versus shares of a corporation) and receive distributions (versus dividends). MLPs are generally registered with the SEC and publicly traded on a securities exchange or in the over-the-counter (OTC) market, with their value fluctuating predominantly based on prevailing market conditions. While the majority of MLPs own interests in businesses related to the production, infrastructure, transportation and storage of natural resources such as oil, gas, and fossil fuels, some MLPs operate in the real estate sector. With regard to tax treatment, an MLP is considered a pass-through entity, which means that the MLP itself is not subject to federal or state income tax but rather taxation is passed along to the investors or “unit holders”. Distributions from an MLP to unit holders may consist in part of a return of capital. MLPs consist of a general partner and limited partners. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units. Limited partners own the remainder of the common units, and have a limited role, if any, in the MLP’s operations and management. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units, have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

There are risks related to investing in MLPs including, but not limited to, risks associated with (a) the MLP structure itself and (b) the specific industry or industries in which the MLP invests. MLPs holding interests in credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Even though the common units are typically traded on a securities exchange or in the OTC market, investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic, market, regulatory or other conditions, which could, in turn, affect the liquidity of the units themselves. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions to holders of the common units.

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MLPs involve some risks that differ from an investment in the common stock of a corporation. Holders of MLP common units have limited control and voting rights on matters affecting the MLP. Holders of MLP common units are exposed to a possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP common units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s governing documents, or to take other action under the governing documents of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the statutes of that state. This liability may remain with the holder of units even after the units are sold. In addition, there are certain tax risks associated with an investment in units and conflicts of interest exist between common interest holders and the general partner. For example, conflicts of interest may arise from incentive distribution payments paid to the general partner, or referral of business opportunities by the general partner or one of its affiliates to an entity other than the MLP. Additionally, holders of units are also exposed to the risk that they be required to repay amounts to the MLP that are wrongfully distributed to them. Furthermore, if an MLP fails to sufficiently monitor its operations so that it remains taxed as an MLP under the Internal Revenue Code, the MLP could be taxed as a corporation, which could have adverse consequences for a fund that owns units of such an MLP.

To the extent that a fund invests in energy-related companies, through its investment in MLPs, it takes on additional risks. The fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of a fund’s energy-related investments, particularly MLPs that operate in oil, gas, fossil fuels and other natural resources related businesses, including energy production, generation, processing, distribution and infrastructure.

MLPs are subject to the other risks generally applicable to interests in companies in the energy and natural resources sectors, including commodity pricing risk, supply and demand risk and depletion risk and exploration risk. There are also certain tax risks associated with investment in MLPs, including the risk that U.S. taxing authorities could challenge a fund’s treatment for federal income tax purposes of the MLPs in which that fund invests. These tax risks, and any adverse determination with respect thereto, could have a negative impact on the after-tax income available for distribution by the MLPs and/or the value of the fund’s investment in the MLP. There can be no assurance that future changes to U.S. tax laws or tax rules would not adversely affect a fund’s investments in MLPs or the value of the fund’s shares.

Investments in Debt Securities

Debt securities in which the Funds may invest in include those described below.

U.S. Government Obligations. The Funds may invest in bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. Government Agency Securities. The Funds may invest in debt securities issued or guaranteed by U.S. Government sponsored enterprises, federal agencies, and international institutions. These include securities issued by Fannie Mae, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and the remainder are supported only by the credit of the instrumentality.

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On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (SPAs), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Long-Term, Medium to Lower Quality Corporate Debt Securities. The Funds may invest in medium to lower quality corporate debt securities. The High Yield Bond Fund will invest in outstanding convertible and nonconvertible corporate debt securities (e.g., bonds and debentures) that generally have maturities between 6 and 12 years. This Fund will generally invest in long-term corporate obligations which are rated BBB or lower by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if not rated, are of equivalent quality as determined by the Fund’s investment sub-adviser. The Flexibly Managed Fund may invest up to 15% of its assets in lower quality corporate debt securities. The Emerging Markets Equity Fund may invest up to 5% of its assets in high yield securities.

Please see the “Additional Risks of High Yield Investing” in the High Yield Bond Fund section above for more information about the risks of investing in high yield securities and junk bonds.

Investment Grade Corporate Debt Securities. The Funds may invest in corporate debt securities of various maturities that are considered investment grade securities. The Limited Maturity Bond and Quality Bond Funds will invest principally in corporate debt securities of various maturities that are considered investment grade securities by at least one of the established rating services (e.g., AAA, AA, A, or BBB by Standard & Poor’s) or, if not rated, are of equivalent quality as determined by the Funds’ investment adviser, Independence Capital Management, Inc. (“ICMI”).

Bank Obligations. The Funds may invest in certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

No Fund will invest in any security issued by a commercial bank unless: (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank by any one Income Fund is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of a U.S. Bank, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of the Fund’s investment adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Commercial Paper. The Funds may invest in short-term promissory notes issued by corporations primarily to finance short-term credit needs. The Money Market Fund will only invest in commercial paper

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which is rated A-2 or better by Standard & Poor’s, Prime-2 or better by Moody’s or, if not rated, is of equivalent quality as determined by the investment adviser, and further will invest only in instruments permitted under the SEC Rule 2a-7 which governs money market fund investing.

Canadian Government Securities. The Funds may invest in debt securities issued or guaranteed by the Government of Canada, a Province of Canada, or an instrumentality or political subdivision thereof. However, the Money Market Fund will only purchase these securities if they are marketable and payable in U.S. dollars. The Money Market Fund will not purchase any such security if, as a result, more than 10% of the value of its total assets would be invested in such securities.

Savings and Loan Obligations. The Funds may invest in negotiable certificates of deposit and other debt obligations of savings and loan associations. They will not invest in any security issued by a savings and loan association unless: (i) the savings and loan association has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is limited to $100,000 and the principal amount of such investment is insured in full by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation; (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the security is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

No Fund will purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its total assets would be invested in such securities, other illiquid securities, and securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

Municipal Obligations. The Funds may invest in Municipal Obligations. The Limited Maturity Bond, Quality Bond and Large Cap Value Funds may invest in Municipal Obligations that meet such Fund’s quality standards. The two principal classifications of Municipal Obligations are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Obligations may include variable and floating rate instruments. If such instruments are unrated, they will be determined by the adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by a Fund.

To the extent a Fund’s assets are to a significant extent invested in Municipal Obligations that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects to a greater extent than it would be if its assets were not so invested.

Foreign Debt Securities. The Funds may invest in foreign debt securities. Subject to the particular Fund’s quality and maturity standards, the Limited Maturity Bond, Quality Bond, High Yield Bond and Money Market Funds may invest without limitation in the debt securities (payable in U.S. dollars) of foreign issuers in developed countries and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may also invest up to 20% of its assets in non-U.S. dollar—denominated fixed-income securities principally traded in financial markets outside the

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United States. The International Equity Fund may invest in debt securities of foreign issuers. The securities will be rated Baa or higher by Moody’s Investor Services, Inc. or BBB or higher by Standard and Poor’s Ratings Group or, if they have not been so rated, will be the equivalent of investment grade (Baa or BBB) as determined by the adviser or sub-adviser. Investments in debt securities, including foreign debt securities, by the Large Cap Value Fund are subject to an aggregate limit of 10% of the Fund’s net assets. The Small Cap Growth Fund may also invest up to 15% of its assets in U.S.-traded dollar denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar denominated fixed income securities issued by foreign issuers. The Emerging Markets Equity Fund may invest up to 20% of its net assets in debt securities, including debt securities of foreign issuers.

For information on risks involved in investing in foreign securities, see information on “Investments in Foreign Equity Securities” below.

Prime Money Market Securities Defined. Prime money market securities include: U.S. Government obligations; U.S. Government agency securities; bank or savings and loan association obligations issued by banks or savings and loan associations whose debt securities or parent holding companies’ debt securities or affiliates’ debt securities guaranteed by the parent holding company are rated AAA or A-1 or better by Standard & Poor’s, AAA or Prime-1 by Moody’s, or AAA by Fitch; commercial paper rated A-1 or better by Standard & Poor’s, Prime-1 by Moody’s, or, if not rated, issued by a corporation having an outstanding debt issue rated AAA by Standard & Poor’s, Moody’s, or Fitch; short-term corporate debt securities rated AAA by Standard & Poor’s, Moody’s, or Fitch; Canadian Government securities issued by entities whose debt securities are rated AAA by Standard & Poor’s, Moody’s, or Fitch; and repurchase agreements where the underlying security qualifies as a prime money market security as defined above.

Mortgage-Backed Securities. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (“FHLMC Gold PCS”) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

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Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan of sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities,

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generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Asset-Backed Securities. The Funds may invest a portion of their assets in debt obligations known as “asset-backed securities.” The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as “pass through certificates” or “collateralized obligations.”

“Pass through certificates” are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligers on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Zero Coupon and Pay-in-Kind Bonds. The Funds may invest in zero coupon and pay-in-kind bonds. A zero coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

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Pay-in-Kind (PIK) Instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIK’s, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK’s are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the Fund until the maturity or call date of the bond. A Fund will nonetheless be required to distribute substantially all of this gross income each year to comply with the Internal Revenue Code, and such distributions could reduce the amount of cash available for investment by the Fund.

Investments in Foreign Equity Securities

The Funds, other than the Money Market Fund, may invest in the equity securities of foreign issuers, including the securities of foreign issuers in emerging countries. Certain of the Funds have adopted limitations with respect to their investments in the equity securities of foreign issuers as follows: Large Growth Stock – 30%; Large Cap Value – 25%; Large Cap Growth – 25%, Mid Cap Growth – 25%; Mid Cap Value – 25%, Mid Core Value – 10%, Small Cap Value – 15%; Small Cap Growth – 15%; Flexibly Managed – 25% and Real Estate Securities – 25%. The International Equity Fund, under normal circumstances, will have at least 65% of its assets in such investments. Under normal circumstances, at least 80% of the Emerging Markets Equity Fund’s assets will be invested in equity securities located in emerging market countries. Under normal circumstances, the Developed International Index Fund invests at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index. The Large Core Value Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. Because the Funds may invest in foreign securities, the Funds involve risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). The sub-advisers for the Small Cap Growth, Large Core Growth, Large Core Value, Mid Core Value, Large Cap Value and the Mid Cap Value Funds do not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be “foreign securities.”

Emerging or developing markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

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Investments in Smaller Companies

The Funds, other than the Money Market Fund, may invest in securities of small- and mid-cap companies. Small Cap Value, Small Cap Growth, SMID Cap Value, SMID Cap Growth and the Small Cap Index Funds may invest all or a substantial portion of their assets in securities issued by smaller capitalization companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when they would otherwise be sold.

Investments in Unseasoned Companies

The Funds, other than the Money Market Fund, may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Foreign Currency Transactions

As a means of reducing the risks associated with investing in securities denominated in foreign currencies, a Fund, other than the Money Market Fund, may purchase or sell foreign currency on a forward basis (“forward contracts”), enter into foreign currency futures and options on futures contracts (“forex futures”) and foreign currency options (“forex options”). These investment techniques may be used to either hedge against anticipated future changes in currency prices that otherwise might adversely affect the value of the Fund’s investments or to provide a Fund with exposure to a particular currency.

Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forex futures are standardized contracts for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Forex futures traded in the United States are traded on regulated futures exchanges. A Fund will incur brokerage fees when it purchases or sells forex futures and it will be required to maintain margin deposits. Parties to a forex future must make initial margin deposits to secure performance of the contract, which generally range from 2% to 5% of the contract price. There also are requirements to make “variation” margin deposits as the value of the futures contract fluctuates.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. When the adviser or sub-adviser believes that the currency of a particular foreign country may

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suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of the foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Large Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund do not intend to enter into such forward contracts under these circumstance on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 15% of the value of its total assets committed to the consummation of such contracts. The Large Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate them to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. The International Equity Fund and Emerging Markets Equity Fund may enter into a forward contract to buy or sell foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. In certain circumstances the adviser or sub-adviser to the International Equity Fund and Emerging Markets Equity Fund may commit a substantial portion of the portfolio to the consummation of forward contracts. The Developed International Index Fund may use forward contracts and forex futures to gain exposure to a particular currency. The Real Estate Securities Fund may use currency forward contracts to manage risks and to facilitate transactions in foreign securities. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. A Fund’s custodian bank will place cash or liquid equity or debt securities in a separate account of the Fund or “earmark” on the Fund’s books such securities in an amount equal to the value of the Fund’s total assets committed to the consummation of forward foreign currency exchange contracts entered into under the second circumstance, as set forth above. If the value of the securities “earmarked” or placed in the separate account declines, additional cash or securities will be “earmarked” or placed in the account on a daily basis so that the value of the “earmarked” cash or securities or the separate account will equal the amount of the Fund’s commitments with respect to such contracts.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

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It also should be realized that this method of protecting the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from the value of such currency increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Repurchase Agreements, Reverse Repurchase Agreements and Mortgage Dollar Rolls

Each Fund may enter into repurchase agreements through which an investor (such as a Fund) purchases a security (known as the “underlying security”) from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Concurrently, the bank or securities dealer agrees to repurchase the underlying security at a future point at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. The Limited Maturity Bond and Quality Bond Funds will only enter into a repurchase agreement where the underlying securities are (excluding maturity limitations) rated within the four highest credit categories assigned by established rating services (AAA, Aa, A, or Baa by Moody’s or AAA, AA, A, or BBB by Standard & Poor’s), or, if not rated, of equivalent investment quality as determined by the investment adviser. With the exception of the Money Market Fund, the underlying security must be rated within the top three credit categories, or, if not rated, must be of equivalent investment quality as determined by the investment adviser or sub-adviser. In the case of the Money Market Fund, the underlying security must be rated within the top credit category or, if not rated, must be of comparable investment quality as determined by the investment adviser and the repurchase agreement must meet the other quality and diversification standards of Rule 2a-7 under the Investment Company Act of 1940, as amended. In addition, each Fund will only enter into a repurchase agreement where (i) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (ii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

The Funds may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Funds generally retain the right to interest and principal payments on the security. If a Fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the Fund to a greater risk. Leverage tends to magnify the effect of any decrease or increase in the value on a Fund’s portfolio’s securities. Because a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the Funds will set aside permissible liquid assets earmarked or in a segregated account to secure its obligations to repurchase the security.

The reverse repurchase agreements entered into by the Funds may be used as arbitrage transactions in which the Funds will maintain an offsetting position in short duration investment-grade debt obligations. Since the Funds will receive interest on the securities or repurchase agreements in which it invests the

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transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the investment adviser or sub-adviser believes that such arbitrage transactions present lower risks to the Funds than those associated with other types of leverage.

Mortgage “dollar rolls” or “covered rolls,” are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will “cover” any mortgage dollar roll as required by the 1940 Act.

Lending of Portfolio Securities

For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 33 1/3% of its total assets. Securities loans are made to unaffiliated broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received will consist of government securities, letters of credit or such other collateral as may be permitted under its investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund has a right to call each loan and obtain the securities within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. No Fund will have the right to vote securities while they are being lent, but it will call a loan in anticipation of any material vote. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a Fund, it is expected that a Fund will do so only where the items being voted upon are, in the judgment of the investment adviser or sub-adviser, either material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

Illiquid Securities

Illiquid securities generally are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued them.

The Funds may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act or securities that are offered in an exempt non-public offering under the Act, including unregistered equity securities offered at a discount in a private placement that are issued by companies that have outstanding, publicly traded equity securities of the same class (a “private investment in public equity,” or a “PIPE”).

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Any such security will not be considered illiquid so long as it is determined by the adviser or sub-adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the adviser or sub-adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Fund’s treatment of Rule 144A securities as liquid could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The adviser or sub-adviser will continue to monitor the liquidity of any Rule 144A security which has been determined to be liquid. If a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure compliance with applicable limitations on investments in illiquid securities.

Warrants

The Funds may invest in warrants. The Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds may, consistent with their investment objectives and policies, invest an unlimited amount in warrants. The Flexibly Managed, Large Growth Stock and High Yield Bond Funds may invest in warrants if, after such investment, no more than 10% of the value of a Fund’s net assets would be invested in warrants. The Large Cap Value, Small Cap Value, Mid Core Value, Small Cap Growth, International Equity, Quality Bond and Money Market Funds may invest in warrants; however, not more than 5% of any such Fund’s assets (measured at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% of such assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchange. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities

The Funds, other than the Money Market Fund, may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund purchasing the when-issued security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the particular Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The advisers do not believe that the net asset value or income of the Funds will be adversely affected by the respective Fund’s purchase of securities on a when-issued basis. The Funds will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Options

Each Fund, other than the Money Market Fund, may write covered call and buy put options on its portfolio securities and purchase call or put options on securities and securities indices. The aggregate market value of the portfolio securities covering call or put options will not exceed 25% of a Fund’s total

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assets. Such options may be exchange-traded or dealer options. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options will primarily be used to minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. The High Yield Bond Fund may engage in other options transactions described in INVESTMENT RESTRICTIONS below, including the purchase of spread options, which give the owner the right to sell a security that it owns at a fixed dollar spread or yield spread in relation to another security that the owner does not own, but which is used as a benchmark.

A Fund will write call options only if they are “covered.” This means that a Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the “covered” option, or will earmark or segregate cash, U.S. Government securities or other liquid debt obligations having a value equal to the fluctuating market value of the optioned securities.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, more risky than an investment in the underlying securities themselves.

There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Futures Contracts

Each Fund, other than the Money Market Fund, may invest in futures contracts and options thereon (interest rate futures contracts, currency futures or stock index futures contracts, as applicable). Each Fund will limit its use of futures contracts so that: (i) no more than 5% of the Fund’s total assets will be committed to initial margin deposits or premiums on options and (ii) immediately after entering into such contracts, no more than 30% of the Fund’s total assets would be represented by such contracts. Such futures contracts may be entered into for speculative purposes, to hedge risks associated with the Fund’s securities investments or to provide an efficient means of regulating its exposure to the market. When buying or selling futures contracts, a Fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as “marking-to-market.” The margin amount will be returned to a Fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a Fund will earmark on the books of the Fund or segregate assets for any outstanding futures contracts or otherwise “cover” the contracts as may be required under the federal securities laws.

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Successful use of futures by a Fund is subject, first, to the investment adviser’s or sub-adviser’s ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions.

Even if the investment adviser or sub-adviser has correctly predicted market movements, the success of a futures position may be affected by imperfect correlations between the price movements of the futures contract and the securities being hedged. A Fund may purchase or sell futures contracts on any stock index or interest rate index or instrument whose movements will, in the investment adviser’s or sub-adviser’s judgment, have a significant correlation with movements in the prices of all or portions of the Fund’s portfolio securities. The correlation between price movements in the futures contract and in the portfolio securities probably will not be perfect, however, and may be affected by differences in historical volatility or temporary price distortions in the futures markets. To attempt to compensate for such differences, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or purchase. Despite such efforts, the correlation between price movements in the futures contract and the portfolio securities may be worse than anticipated, which could cause the Fund to suffer losses even if the investment adviser had correctly predicted the general movement of the market.

A Fund which engages in the purchase or sale of futures contracts may also incur risks arising from illiquid markets. The ability of a Fund to close out a futures position depends on the availability of a liquid market in the futures contract, and such a market may not exist for a variety of reasons, including daily limits on price movements in futures markets. In the event a Fund is unable to close out a futures position because of illiquid markets, it would be required to continue to make daily variation margin payments, and could suffer losses due to market changes in the period before the futures position could be closed out.

The trading of futures contracts is also subject to the risks of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Options on futures contracts are subject to risks similar to those described above, and also to a risk of loss due to an imperfect correlation between the option and the underlying futures contract.

Investment Companies

Each Fund may invest in securities issued by other investment companies; including those of affiliated investment companies. Securities of investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rule or regulations may be amended or interpreted from time to time. The Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds will invest substantially all their assets in other Penn Series Funds. The High Yield Bond, Large Growth Stock and Flexibly Managed Funds also may invest cash reserves in shares of a T. Rowe Price internally-managed money market fund. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses.

The Funds may invest in Exchange Traded Funds (“ETFs”). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

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Except for the Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocations Funds, each Fund is prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Real Estate Investment Trusts

The Funds may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code. The Funds will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Funds. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Investing in foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and a Fund will bear a proportionate share of those expenses.

Loan Participations and Assignments

The Funds may invest in loan participations and assignments (collectively “participations”). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries (LDC debt). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the Funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically,

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a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

Because the Funds are allowed to purchase debt securities, including debt securities at private placement, the Fund will treat loan participations as securities and not subject to its fundamental investment restriction prohibiting the Fund from making loans.

There may not be a liquid public market for the loan participations. Hence, the Funds may be required to consider loan participations as illiquid securities and subject them to the Funds’ restriction on investing no more than 15% of assets in securities for which there is no readily available market. The Funds would initially impose a limit of no more than 5% of total assets in illiquid loan participations. The Large Cap Growth Fund currently does not intend to invest more than 5% of its assets in loan participations.

Where required by applicable SEC positions, the Funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction which prohibits investing more than 5% of Fund assets in the securities of a single issuer.

Various service fees received by the Funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Internal Revenue Code. Thus the sum of such fees plus any other non-qualifying income earned by the Fund cannot exceed 10% of total income.

Trade Claims

The Funds may invest up to 5% of their total assets in trade claims. Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection payments on these trade claims cease and the claims are subject to a compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Over the last few years a market for the trade claims of bankrupt companies has developed. Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

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As noted above, investing in trade claims does carry some unique risks which include:

Establishing the Amount of the Claim. Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

Defenses to Claims. The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. Preference payments are all payments made by the debtor during the 90 days prior to the bankruptcy filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business. While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

Documentation/Indemnification. Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

Volatile Pricing Due to Illiquid Market. There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. Accordingly, trade claims may be illiquid investments.

No Current Yield/Ultimate Recovery. Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

Tax Issue. Although the issue is not free from doubt, it is likely that trade claims would be treated as non-securities investments. As a result, any gains would be considered “non-qualifying” under the Internal Revenue Code. A Fund may have up to 10% of its gross income (including capital gains) derived from non-qualifying sources.

Swap Agreements

Swap agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

Swap agreements can be structured to increase or decrease a Fund’s exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a Fund’s exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a Fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease the Fund’s exposure to longer-term interest rates. Swap agreements tend to increase

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or decrease the overall volatility of a Fund’s investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from the Fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a Fund, the Fund must be prepared to make such payments when they are due. In order to help minimize risks, the Funds will earmark on the books of the Fund or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require the Funds to earmark on the books of the Fund or segregate assets in the amount of the accrued amounts owed under the swap. The Funds could sustain losses if a counterparty does not perform as agreed under the terms of the swap. The Funds will enter into swap agreements with counterparties deemed creditworthy by the investment adviser or sub-adviser.

In addition, the Funds may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. The Funds may use a swaption in addition to or in lieu of a swap involving a similar rate or index.

INVESTMENT RESTRICTIONS

The investment restrictions described below have been adopted as fundamental and non-fundamental policies of the respective Funds. Fundamental policies may not be changed without the approval of the lesser of: (1) 67% of a Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund’s outstanding shares. Non-fundamental policies are subject to change by Penn Series’ Board of Directors without shareholder approval. Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a Fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a Fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

Money Market Fund

Fundamental Policies:

1. Diversification. The Fund may not purchase the securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by real estate investment trusts) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

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4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, twenty-five percent or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit, or bankers’ acceptances.

9. Restricted or Illiquid Securities. The Fund may not purchase restricted securities, illiquid securities, or securities without readily available market quotations, or invest more than 5% of the value of its total assets in repurchase agreements maturing in more than seven days and in the obligations of small banks and savings and loan associations which do not have readily available market quotations.

Non-Fundamental Policies:

1. Equity Securities. The Fund may not purchase any common stocks or other equity securities, or securities convertible into equity securities.

2. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder.

3. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

4. Purchases on Margin. The Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities.

5. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

6. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof.

7. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

8. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

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Limited Maturity Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest twenty-five percent or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided, however, that (a) asset backed securities will be classified according to the underlying assets securing such securities, and (b) the Fund may invest without limitation in (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and

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reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

Quality Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate (although it may purchase securities of companies whose business involves the purchase or sale of real estate).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest twenty-five percent or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided, however, that (a) asset backed securities will be classified according to the underlying assets securing such securities, and (b) the Fund may invest without limitation in (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

9. Warrants. The Fund may not purchase a security if, as a result, more than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities.

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Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted Securities. The Fund may not purchase a security if, as a result, more than 15% of the value of the total assets of the Fund would be invested in securities which are subject to legal or contractual restrictions on resale.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder.

5. Short Sales and Purchases on Margin. The Fund may not purchase securities on margin or effect short sales of securities, but the Fund may make margin deposits in connection with interest rate futures transactions subject to its policy on futures contracts below.

6. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

7. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except the Fund reserves the right to write covered call options and purchase put and call options.

8. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

9. Futures Contracts. The Fund may not enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

High Yield Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business).

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3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentatalities) if, as a result, twenty-five percent or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Fund’s position in issues maturing in one year or less equals 35% or more of the Fund’s total assets.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Equity Securities. The Fund may not invest more than 20% of the Fund’s total assets in common stocks (including up to 10% in warrants).

4. Purchases on Margin. The Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with interest rate futures contracts.

5. Futures Contracts. The Fund may not enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

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6. Restricted or Illiquid Securities. The Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities and securities without readily available market quotations.

7. Investment Companies. The Fund may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the Investment Company Act of 1940 and any rules adopted thereunder or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price.

8. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result, more than 5% of the Fund’s total assets would be invested in such programs.

9. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

10. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information.

11. Purchases when Borrowings Outstanding. The Fund may not purchase additional securities when money borrowed exceeds 5% of the Fund’s total assets.

12. Short Sales. The Fund may not effect short sales of securities.

13. Warrants. The Fund may not invest in warrants if, as a result, more than 10% of the value of the net assets of the Fund would be invested in warrants.

Flexibly Managed Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

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6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentatalities) if, as a result, twenty-five percent or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the banking industry when the Fund’s position in issues maturing in one year or less equals 35% or more of the Fund’s total assets.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of the value of the Fund’s net assets would be invested in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities, and securities without readily available market quotations.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except (i) to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder, or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of its total assets would be invested in such programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

49

Large Growth Stock Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase any securities which would cause more than 25% of its total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, and except for margin deposits made in connection with futures contracts, subject to its policy on futures contracts below.

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4. Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

5. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except that the Fund reserves the right to write covered call options and purchase put and call options.

6. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

7. Mortgaging. The Fund may not mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund’s assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

Large Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

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6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

Large Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by real estate investment trusts) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

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4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentatalities) if, as a result, twenty-five percent or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Not Readily Marketable Securities. The Fund may not purchase a security if, as a result, more than 15% of the Fund’s total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

53

Index 500 Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than twenty- five percent of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and tax-exempt obligations of state or municipal governments and their political subdivisions securities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (v) asset backed securities will be classified according to the underlying assets securing such securities; and (vi) the Fund may concentrate its investments to approximately the same extent that the index the Fund is designed to track concentrates in the securities of a particular industry or group of industries.

54

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

Mid Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted

55

by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

Mid Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

56

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33  1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

Mid Core Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time (the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities).

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6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder.

4. Short Sales. The Fund may not make short sales of securities or maintain a short position except to the extent permitted by applicable law.

5. Illiquid Securities. The Fund may not invest more than 15% of its net assets (at the time of investment) in illiquid securities, except for qualifying for resale under Rule 144 of the Securities Act of 1933.

6. Derivatives. The Fund may not write, purchase or sell puts, calls, straddles, spreads or combination thereof.

Small Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

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2. Real Estate. The Fund may not invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein.

3. Commodities. The Fund may not invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon.

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest more than twenty-five percent or more of the value of the Fund’s total assets in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Purchases on Margin. The Fund may not purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options.

4. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

5. Oil and Gas Programs. The Fund may not invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs.

6. Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

7. Short Sales. The Fund may not effect short sales of securities, except short sales “against the box.”

8. Mortgaging. The Fund may not mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

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Small Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein.

3. Commodities. The Fund may not invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon.

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest more than twenty-five percent or more of the value of the Fund’s total assets in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Purchases on Margin. The Fund may not purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options.

4. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

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5. Oil and Gas Programs. The Fund may not invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs.

6. Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

7. Short Sales. The Fund may not effect short sales of securities, except short sales “against the box.”

8. Mortgaging. The Fund may not mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

International Equity Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by real estate investment trusts) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, twenty-five percent or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry.

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Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Not Readily Marketable Securities. The Fund may not purchase a security if, as a result, more than 15% of the Fund’s total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

Real Estate Securities Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by real estate investment trusts) and may purchase and sell securities that are secured by interests in real estate.

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3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Illiquid Securities and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid or restricted securities (this restriction does not apply to any Rule 144A restricted security).

Balanced, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Developed International Index, Emerging Market Equity, Small Cap Index, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds

Fundamental Policies:

Each of the above Funds may not:

1. Diversification. With respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

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2. Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by real estate investment trusts) and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (this limitation shall not prevent the Fund from purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts or from investing in securities or other instruments backed by physical commodities).

4. Borrowing. Borrow money, except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

6. Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in (4) above or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

7. Lending. Make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

8. Industry Concentration. Invest twenty-five percent or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry (except that the Small Cap Index and Developed International Index Fund may purchase securities to the extent that the index the Fund is designed to track is also so concentrated).

Non-Fundamental Policies:

Each of the above Funds may not:

1. Lending. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. Borrow money, except that each Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Illiquid Securities. Invest more than 15% of its net assets in illiquid securities.

In addition to the restrictions set forth above each Fund of the Company may be subject to investment restrictions imposed under the insurance laws and regulations of Pennsylvania and other states. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of the shareholders, with the requirements as so modified.

Section 817(h) of the Internal Revenue Code requires that the assets of each Fund of the Company be adequately diversified so that Penn Mutual or its affiliated insurance companies, and not the variable contract owners, are considered the owners for federal income tax purposes of the assets held in the separate accounts. Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will use its best efforts to meet the

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following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. The above diversification requirements must be met within 30 days of the end of each calendar quarter.

In addition to the foregoing, the Money Market Fund will restrict its investments in accordance with the portfolio quality, diversification and maturity standards contained in Rule 2a-7 under the Investment Company Act of 1940, as such Rule is amended from time to time. See “Investment Policies—Money Market Fund” above for certain of the restrictions contained in the Rule.

GENERAL INFORMATION

Investment Advisory Services

Independence Capital Management, Inc. Independence Capital Management, Inc. (“ICMI”), a wholly-owned Penn Mutual subsidiary, serves as investment adviser to all of the Funds and performs day-to-day investment management services for the Money Market, Limited Maturity Bond, Quality Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds. See “INVESTMENT ADVISER” in the Prospectus for information regarding ICMI and investment advisory and management services provided to the Funds by ICMI.

The Money Market, Limited Maturity Bond, Quality Bond, Large Growth Stock, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds pay ICMI, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the following annual rates: Money Market Fund, 0.20%; Limited Maturity Bond Fund, 0.30%; Quality Bond Fund, 0.35%; Large Growth Stock Fund, 0.65%; Aggressive Allocation Fund, 0.10%; Moderately Aggressive Allocation Fund, 0.10%; Moderate Allocation Fund, 0.10%; Moderately Conservative Allocation Fund, 0.10%; and Conservative Allocation Fund, 0.10%. The advisory fees for the Money Market, Quality Bond, and Large Growth Stock Funds will be reduced by 0.05% with respect to average daily net assets in excess of $100,000,000. ICMI does not receive a fee for the services it performs for the Balanced Fund. However, ICMI is entitled to receive an annual management fee from each of the underlying funds for which the Balanced Fund invests.

For providing investment advisory and management services to the High Yield Bond, Flexibly Managed, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Core Value Fund, Small Cap Value, International Equity, Real Estate Securities, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Index, and Developed International Index, the Funds pay ICMI, on a monthly basis, an advisory fee based on average daily net assets of each Fund, at the following annual rates: High Yield Bond, 0.50%; Flexibly Managed, 0.60%; Large Cap Value 0.60%; Large Cap Growth, 0.55%; Index 500, 0.07%; Mid Cap Growth, 0.70%; Mid Core Value Fund, 0.72%; Small Cap Value, 0.85%; International Equity, 0.85%; Real Estate Securities, 0.70%; Large Core Growth, 0.60%; Large Core Value, 0.60%; SMID Cap Growth, 0.75%; SMID Cap Value, 0.95%; Small Cap Index, 0.30%; and Developed International Index, 0.30%.

For providing investment advisory and management services to the Mid Cap Value Fund, the Fund pays ICMI, on a monthly basis, an advisory fee based on average daily net assets of the Fund, at the following annual rates: 0.55% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next $250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000; and 0.425% of average daily net assets in excess of $1,500,000,000.

For providing investment advisory and management services to the Small Cap Growth Fund, the Fund pays ICMI, on a monthly basis, an advisory fee based on average daily net assets of the Fund, at the following annual rates: 0.80% of the first $25,000,000 of average daily net assets; 0.75% of the next $25,000,000 of average daily net assets; and 0.70% of the average daily net assets in excess of $50,000,000.

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For providing investment advisory and management services to the Emerging Markets Equity Fund, the Fund pays ICMI, on a monthly basis, an advisory fee based on the average daily net assets of the Fund, at the following annual rates: 1.18% of the first $2,500,000,000; and 1.00% of average daily net assets in excess of $2,500,000,000.

Wells Capital Management Incorporated. Wells Capital Management Incorporated (“Wells”) serves as sub-adviser to the Large Core Growth Fund and SMID Cap Growth Fund and performs day-to-day investment management services to the Funds. See “SUB-ADVISERS” in the Prospectus for more information regarding the investment advisory services provided to the Funds. Wells is a wholly-owned subsidiary of Wells Fargo Bank, N.A. which in turn is wholly-owned by Wells Fargo & Company, a diversified financial services company. For providing sub-advisory services to the Large Core Growth Fund, ICMI pays Wells on a monthly basis, a sub-advisory fee based on the average daily net assets of the Large Core Growth Fund, at an annual rate of 0.45% of the first $150,000,000 of average daily net assets; 0.425% of the next $150,000,000 of average daily net assets; and 0.35% of average daily net assets in excess of $300,000,000. For providing sub-advisory services to the SMID Cap Growth Fund, ICMI pays Wells on a monthly basis, a sub-advisory fee based on average daily net assets of the SMID Cap Growth Fund, at an annual rate of 0.45% of the first $50,000,000 of average daily net assets; 0.425% of the next $50,000,000 of average daily net assets and 0.40% of average daily net assets in excess of $100,000,000.

Turner Investment Partners, Inc. Turner Investment Partners, Inc. (“Turner”) serves as sub-adviser to the Mid Cap Growth Fund and Large Cap Growth Fund and performs day-to-day investment management services to the Funds. See “SUB-ADVISERS” in the Prospectus for more information regarding the investment advisory services provided to the Funds. For providing sub-advisory services to the Mid Cap Growth Fund, ICMI pays Turner, on a monthly basis, based on the average daily net assets of the Fund, a sub-advisory fee at an annual rate of 0.45%. For providing sub-advisory services to the Large Cap Growth Fund, ICMI pays Turner, on a monthly basis, based on the average daily net assets of the Fund, a sub-advisory fee at an annual rate of 0.40% of the first $100,000,000 of average daily net assets and 0.35% of average daily net assets in excess of $100,000,000.

Neuberger Berman Management LLC. Neuberger Berman Management LLC (“Neuberger Berman”) serves as sub-adviser to the Mid Cap Value Fund and performs day-to-day investment management services to the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory service to the Fund, ICMI pays Neuberger Berman, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.43%.

Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management, L.P. (“GSAM”) serves as sub-adviser to the Small Cap Value Fund and performs day-to-day investment management services for the Fund. GSAM is wholly-owned by The Goldman Sachs Group, Inc. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory service to the Fund, ICMI pays GSAM, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.75% of the first $50,000,000 of average daily net assets; 0.70% with respect to the next $50,000,000 of average daily net assets; and 0.65% of average daily net assets in excess of $100,000,000.

T. Rowe Price Associates, Inc. T. Rowe Price Associates, Inc. (“T. Rowe Price”) serves as sub-adviser to the Flexibly Managed, Large Growth Stock, and High Yield Bond Funds and performs day-to-day investment management services for the Funds. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Funds. For providing sub-advisory services to the Funds, ICMI pays T. Rowe Price, on a monthly basis, fees based on the average daily net assets of each Fund. The fees for the Flexibly Managed and High Yield Bond Funds are paid at the following rates: 0.50% with respect to the first $250,000,000 of the combined total average daily net assets of the two Funds and 0.40% with respect to the next $250,000,000 of combined total average daily net

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assets of the two Funds; provided, that the fees shall be paid at the rate of 0.40% with respect to all average daily net assets of the two Funds at such time as the combined total average daily net assets of the two Funds exceed $500,000,000. The fees for the Large Growth Stock Fund are paid at the following rates: 0.40% with respect to the first $500,000,000 of the average daily net assets of the Fund; and 0.35% of the average daily net assets of the Fund in excess of $500,000,000.

T. Rowe Price has agreed to waive its monthly compensation due it under the Investment Sub-Advisory Agreement to the extent necessary to reduce its effective monthly sub-advisory fees for the Funds by the following percentages based on the combined average daily net assets of the Funds, and the certain other Penn Mutual accounts sub-advised by T. Rowe Price:

Combined Asset Levels	Percentage Fee Waiver
Between $750 million and $1.5 billion	5% fee reduction
Between $1.5 billion and $3 billion	7.5% fee reduction
Above $3 billion	10% fee reduction

Lord, Abbett & Co. LLC. Lord, Abbett & Co. LLC (“Lord Abbett”) serves as sub-adviser to the Mid Core Value Fund and performs day-to-day investment management services for the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Lord Abbett, on a monthly basis, fees based on the average daily net assets of the Fund. The fees for the Mid Core Value Fund are paid at the following rates: 0.45% with respect to the first $200,000,000 of the average daily net assets of the Fund; 0.40% with respect to the next $300,000,000 of the average daily net assets of the Fund; and 0.375% with respect to the average daily net assets of the Fund in excess of $500,000,000.

Cohen & Steers Capital Management, Inc. Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) serves as sub-adviser to the Real Estate Securities Fund and performs day-to-day investment management services for the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Cohen & Steers, on a monthly basis, an advisory fee based on the average daily net assets of the Fund, at an annual rate of     %.

Vontobel Asset Management, Inc. Vontobel Asset Management, Inc. (“Vontobel”) serves as sub-adviser to the International Equity Fund and performs the day-to-day investment management services for the Fund. See “SUB-ADVISERS” in the Prospectus for information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Vontobel, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following rates: 0.50% with respect to the first $227,000,000 of the average daily net assets of the Fund; and 0.35% with respect to the average daily net assets of the Fund in excess of $227,000,000.

AllianceBernstein L.P. AllianceBernstein L.P. (“Alliance”) serves as the sub-adviser to the SMID Cap Value Fund and performs day-to-day investment management services for the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Alliance, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following annual rates: 0.95% with respect to the first $25,000,000 of the average daily net assets of the Fund; 0.75% with respect to the next $25,000,000 of the average daily net assets of the Fund; 0.65% with respect to the next $50,000,000 of the average daily net assets of the Fund; and 0.55% with respect to the average daily net assets of the Fund in excess of $100,000,000.

Eaton Vance Management. Eaton Vance Management (“Eaton Vance”) serves as the sub-adviser to the Large Core Value Fund and performs day-to-day investment management services for the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Eaton Vance, on a monthly basis,

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an advisory fee based on average daily net assets of the Fund. The fees are paid at the following annual rates: 0.35% with respect to the first $150,000,000 of the average daily net assets of the Fund; 0.30% with respect to the next $250,000,000 of the average daily net assets of the Fund; and 0.25% with respect to the average daily net assets of the Fund in excess of $400,000,000.

SSgA Funds Management, Inc. SSgA Funds Management, Inc. (“SSgA FM”) serves as the sub-adviser to the Small Cap Index Fund, the Developed International Index Fund and the Index 500 Fund and performs day-to-day investment management services for the Funds. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Funds. For providing sub-advisory services to the Funds, ICMI pays SSgA FM, on a monthly basis, an advisory fee based on the average daily net assets of each Fund. The Developed International Index Fund fees are paid at the following annual rates: 0.15% with respect to the first $50,000,000 of the average daily net assets of the Fund; 0.10% with respect to the next $50,000,000 of the average daily net assets of the Fund; and 0.05% with respect to the average daily net assets of the Fund in excess of $100,000,000. The Small Cap Index Fund fees are paid at the following annual rates: 0.08% with respect to the first $50,000,000 of the average daily net assets of the Fund; 0.06% with respect to the next $50,000,000 of the average daily net assets of the Fund; and 0.04% with respect to the average daily net assets of the Fund in excess of $100,000,000. The Index 500 Fund fees are paid at the following annual rates: 0.05% with respect to the first $150,000,000 of the average daily net assets of the Fund; 0.04% with respect to the next $150,000,000 of the average daily net assets of the Fund; and 0.02% with respect to the average daily net assets of the Fund in excess of $300,000,000.

Morgan Stanley Investment Management, Inc. Morgan Stanley Investment Management, Inc. (“MSIM”) serves as the sub-adviser to the Emerging Markets Equity Fund and performs day-to-day investment management services for the Fund. MSIM has engaged its affiliate, Morgan Stanley Investment Management Company (“MSIM Company”), located at 23 Church Street, #16-01 Capital Square, Singapore 049481 to provide certain sub-advisory services to the Fund. In addition, MSIM has engaged its affiliate, Morgan Stanley Investment Management Limited (“MSIM Limited”), located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, to provide certain sub-advisory services to the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays MSIM, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following annual rates: 0.80% with respect to the first $150,000,000 of the average daily net assets of the Fund; and 0.75% with respect to the average daily net assets of the Fund in excess of $150,000,000. MSIM compensates MSIM Company and MSIM Limited from the investment advisory fee paid to MSIM by ICMI.

Allianz Global Investors Capital LLC. Allianz Global Investors Capital LLC serves as sub-adviser to the Small Cap Growth Fund. As sub-adviser, Allianz Global Investors Capital LLC performs day-to-day portfolio management services to the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Allianz Global Investors Capital LLC, on a monthly basis, based on the average daily net assts of the Fund, a sub-advisory fee at an annual rate of 0.50% of the first $50,000,000 of average daily net assets; 0.45% of the next $50,000,000 of average daily net assets and 0.40% of average daily net assets in excess of $100,000,000.

OppenheimerFunds, Inc. OppenheimerFunds, Inc. (“Oppenheimer”) serves as sub-adviser to the Large Cap Value Fund. As sub-adviser, Oppenheimer performs day-to-day portfolio management services to the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Oppenheimer, on a monthly basis, based on the average daily net assets of the Fund, a sub-advisory fee at an annual rate of 0.35%.

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In the years 2010, 2009, and 2008, the advisory fees paid to ICMI by each of the Funds were as follows:

Fund	2010	2009	2008
Money Market Fund		$369,047	$290,493
Limited Maturity Bond Fund		272,538	203,527
Quality Bond Fund		837,813	673,580
High Yield Bond Fund		396,556	378,293
Flexibly Managed Fund		6,419,407	7,511,951
Balanced Fund*		N/A	N/A
Large Growth Stock Fund		732,882	811,121
Large Cap Growth Fund		124,499	131,555
Large Core Growth Fund*		609,047	229,764
Large Cap Value Fund		720,320	992,522
Large Core Value Fund*		576,731	203,378
Index 500 Fund		147,784	157,479
Mid Cap Growth Fund		470,221	621,158
Mid Cap Value Fund		396,468	528,248
Mid Core Value Fund		238,281	289,128
SMID Cap Growth Fund*		84,881	10,972
SMID Cap Value Fund*		111,153	14,481
Small Cap Growth Fund		467,847	530,062
Small Cap Value Fund		963,572	1,226,358
Small Cap Index Fund*		39,680	8,809
Developed International Index Fund		66,328	10,045
International Equity Fund		1,908,175	2,583,158
Emerging Markets Equity Fund*		867,966	255,402
Real Estate Securities Fund		262,947	324,084
Aggressive Allocation Fund*		7,547	217
Moderately Aggressive Allocation Fund*		34,553	1,405
Moderate Allocation Fund*		51,644	1,950
Moderately Conservative Allocation Fund*		25,261	1,850
Conservative Allocation Fund*		18,598	1,735

* Commencement of operations was August 25, 2008

For fiscal years 2010, 2009, and 2008, the sub-advisory fees paid by ICMI to each of the Fund’s sub-advisors were as follows:

Fund	Sub-Advisor	2010	2009	2008
High Yield Bond Fund	T. Rowe Price Associates, Inc.		$310,734	$295,034
Flexibly Managed Fund	T. Rowe Price Associates, Inc.		$4,192,624	$4,881,787
Large Growth Stock Fund	T. Rowe Price Associates, Inc.		$446,810	$495,428
Large Cap Growth Fund	Turner Investment Partners, Inc. (8/25/2008-12/31/2009)		$90,545	$33,136
	ABN AMRO Asset Management Inc. (1/1/2008-8/24/2008)		N/A	$66,450	**
Large Core Growth Fund*	Wells Capital Management Inc.		$489,408	$184,563
Large Cap Value Fund	OppenheimerFunds, Inc. (8/25/2008-12/31/2009)		$420,186	$151,359
	Lord, Abbett & Co. LLC (1/1/2008-8/24/2008)		N/A	$427,323
Large Core Value Fund*	Eaton Vance Management		$438,817	$154,397
Index 500 Fund	SSgA Funds Management, Inc. (8/25/2008-12/31/2009)		$99,448	$35,164
	Wells Capital Management (1/1/2008-8/24/2008)		N/A	$70,985

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Mid Cap Growth Fund	Turner Investment Partners, Inc.		$302,285	$403,551
Mid Cap Value Fund	Neuberger Berman Management LLC		$309,996	$412,994
Mid Core Value Fund	Lord, Abbett & Co. LLC		$148,926	$180,705
SMID Cap Growth Fund*	Wells Capital Management, Inc.		$50,929	$6,583
SMID Cap Value Fund*	AllianceBernstein, L.P.		$111,153	$14,481
Small Cap Growth Fund	Oppenheimer Capital LLC (8/25/2008-12/31/2009)		$301,549	$92,097
	Bjurman, Barry & Associates (1/1/2008-8/24/2008)		N/A	$259,110
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.		$811,175	$1,012,803
Small Cap Index Fund*	SSgA Funds Management, Inc.		$10,581	$2,349
Developed International Index Fund*	SSgA Funds Management, Inc.		$33,164	$5,023
International Equity Fund	Vontobel Asset Management, Inc.		$1,104,799	$1,398,075
Emerging Markets Equity Fund*	Van Kampen Asset Management (8/25/2008-4/30/2010)		$588,451	$173,153
	Morgan Stanley Investment Management, Inc. (5/1/2010-12/31/2010)
Real Estate Securities Fund	Heitman Real Estate Securities LLC (1/1/2008-4/30/2011)		$150,256	$185,191
	Cohen & Steers Capital Management, Inc.**	N/A	N/A	N/A

* Commencement of operations was August 25, 2008

** Became sub-adviser to the Fund on May 1, 2011

Portfolio Managers

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own (if any) and how they are compensated.

Independence Capital Management, Inc.: Investment adviser to the Money Market, Limited Maturity Bond, Quality Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds (collectively, the “Funds”).

Compensation. Peter Sherman and Keith Huckerby are compensated by the Funds’ adviser, Independence Capital Management, Inc., through an Administrative Service and Support Agreement with its parent, The Penn Mutual Life Insurance Company.

Peter Sherman and Keith Huckerby receive their compensation based upon three components. The first component is base salary, which is fixed and reviewed annually. The second component of compensation is in the form of a small performance bonus, which is based upon relative performance of the individual portfolios managed by the portfolio managers versus an appropriate market benchmark for each portfolio measured over both a one- and three- year time period (pre-tax). The third component of compensation is in the form of a bonus based upon a multiple of base salary and tied to specific measures of profitability goals, sales goals and expense management goals of The Penn Mutual Life Insurance Company.

Peter M. Sherman, in his capacity as Executive Vice President and Chief Investment Officer of Penn Mutual, is also eligible to participate in a deferred compensation plan that is only made available to certain individuals. Participation in the deferred compensation plan, while exclusive to only some individuals at Penn Mutual, is not solely related to fund management.

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Fund Shares Owned by Portfolio Managers. The following table shows the dollar amount range of the portfolio managers’ “beneficial ownership” of shares of the Funds as of December 31, 2010. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Portfolio Manager	Fund	Dollar Range of Fund Shares
Peter M. Sherman	Money Market Fund
Limited Maturity Bond Fund
Quality Bond Fund
Aggressive Allocation Fund
Moderately Aggressive Allocation Fund
Moderate Allocation Fund
Moderately Conservative Allocation Fund
Conservative Allocation Fund
Keith G. Huckerby	Balanced Fund
Aggressive Allocation Fund
Moderately Aggressive Allocation Fund
Moderate Allocation Fund
Moderately Conservative Allocation Fund
Conservative Allocation Fund

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2010.

Name*	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Keith G. Huckerby		$		$		$

Peter M. Sherman		$		$		$

Conflicts of Interests. The Portfolio Managers manage multiple accounts, including the Funds. The Portfolio Managers make decisions for each portfolio taking into account the investment objectives, policies, guidelines and other relevant considerations that are applicable to that portfolio. Independence Capital Management, Inc. believes that its written policies and procedures are reasonably designed to minimize potential conflicts of interest and to prevent material conflicts of interest that may arise when managing portfolios for multiple accounts with similar investment objectives.

Independence Capital Management, Inc. does not believe that any material conflicts of interest exist in connection with the Portfolio Managers’ management of the investments of the Funds and the investments of the Other Accounts referenced in the Table above.

T. Rowe Price Associates (“T. Rowe Price”): Investment Sub-Adviser to the Flexibly Managed, High Yield Bond and Large Growth Stock Funds (collectively, the “Funds”).

Compensation. T. Rowe Price compensates each Fund’s portfolio manager. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

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Investment performance over one-, three-, five-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds, as of December 31, 2010.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2010. Total assets are based on T. Rowe Price internal records as of December 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets [Note: not including Funds] (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in (Millions)

David Giroux		$		$		$

Mark Vaselkiv		$		$		$

P. Robert Bartolo		$		$		$

Conflicts of Interests. T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with a portfolio manager’s management of a Fund’s investments and the investments of the other accounts listed above. Portfolio managers at T. Rowe Price typically manage multiple accounts.

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These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed in the “Compensation” section above, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Lord, Abbett & Co. LLC (“Lord Abbett”): Investment Sub-Adviser to the Mid Core Value Fund (the “Fund”).

Compensation of Portfolio Managers: When used in this section, the term “fund” refers to the Fund, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager. Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions. The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors. These factors include the portfolio managers’ investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors. In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the Fund’s performance against one or more benchmarks from among the Fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the Fund’s peer groups maintained by rating agencies, as well as the Fund’s peer group. In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team. Lord Abbett does not manage hedge funds. In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2010.

Other Accounts of Portfolio Managers. The following table indicates for the Fund as of December 31, 2010 (or another date if indicated): (1) the number of other accounts managed by each portfolio manager who is jointly and primarily responsible for the day-to-day management of the Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds

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managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses retirement and benefit plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by financial intermediaries (which include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies) unaffiliated with Lord Abbett. (The data shown below is approximate.)

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Robert P. Fetch		$		$	*	$ *
Jeff Diamond		$		$		$

*        Included in the number of accounts and total assets is     account with respect to which the management fee is based on the performance of the account; such account totals approximately $    million in total assets.

Conflicts of Interest. Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the Fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Fund and other accounts with similar investment objectives and policies. An portfolio manager potentially could use information concerning the Fund’s transactions to the advantage of other accounts and to the detriment of the Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Fund. Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio manager’s management of the investments of the Fund and the investments of the other accounts referenced in the table above.

Cohen & Steers Capital Management, Inc. (“Cohen & Steers”): Investment Sub-Adviser to the Real Estate Securities Fund (the “Fund”).

Compensation Structure. Cohen & Steers compensates the Fund’s portfolio managers. Compensation of the Cohen & Steers’ portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting generally of restricted stock units of the Cohen & Steers’ parent, CNS. Cohen & Steers investment professionals, including the portfolio managers, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of Cohen & Steers investment professionals is reviewed primarily on an annual basis.

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Method to Determine Compensation. Cohen & Steers compensates its portfolio managers based primarily on the total return performance of funds and accounts managed by the portfolio manager versus appropriate peer groups or benchmarks. In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one- and three-year performance, with secondary consideration of performance over longer periods of time. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds and accounts with a primary investment objective of current income, consideration will also be given to the fund’s and account’s success in achieving this objective. For portfolio managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis. Cohen & Steers manages certain funds or accounts with performance-based advisory fees. Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. Base compensation for portfolio managers of Cohen & Steers varies in line with a portfolio manager’s seniority and position with the firm.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Cohen & Steers and its affiliates. While the annual salaries of Cohen & Steers’ portfolio managers are fixed, cash bonuses and stock based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2010.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Martin Cohen		$		$		$
Robert H. Steers		$		$		$
Joseph M. Harvey		$		$		$
Jon Cheigh		$		$		$

*         accounts ($   million) are subject to a performance-based advisory fee.

Conflicts of Interests. It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of a Fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio managers are responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among a Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to Cohen & Steers. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, Cohen & Steers strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), it is the policy of Cohen & Steers to allocate investment ideas pro rata to all accounts with the same primary investment objective.

In addition, certain of the portfolio managers may from time to time manage one or more accounts on behalf of Cohen & Steers, as applicable, and its affiliated companies (the “CNS Accounts”). Certain securities held and traded in the CNS Accounts also may be held and traded in one or more client accounts. It is the policy of Cohen & Steers however not to put the interests of the CNS Accounts ahead of the

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interests of client accounts. Cohen & Steers may aggregate orders of client accounts with those of the CNS Accounts; however, under no circumstances will preferential treatment be given to the CNS Accounts. For all orders involving the CNS Accounts, purchases or sales will be allocated prior to trade placement, and orders that are only partially filled will be allocated across all accounts in proportion to the shares each account, including the CNS Accounts, was designated to receive prior to trading. As a result, it is expected that the CNS Accounts will receive the same average price as other accounts included in the aggregated order. Shares will not be allocated or re-allocated to the CNS Accounts after trade execution or after the average price is known. In the event so few shares of an order are executed that a pro-rata allocation is not practical, a rotational system of allocation may be used; however, the CNS Accounts will never be part of that rotation or receive shares of a partially filled order other than on a pro-rata basis.

Because certain CNS Accounts are managed with a cash management objective, it is possible that a security will be sold out of the CNS Accounts but continue to be held for one or more client accounts. In situations when this occurs, such security will remain in a client account only if the portfolio manager, acting in its reasonable judgment and consistent with its fiduciary duties, believes this is appropriate for, and consistent with the objectives and profile of, the client account.

Goldman Sachs Asset Management, L.P. (“GSAM”): Investment Sub-Adviser to the Small Cap Value Fund (the “Fund”).

Compensation: GSAM compensates the Fund’s portfolio managers.

Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The benchmarks for this Fund is: Russell 2000 Value Index

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation. In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Fund Shares Owned by Portfolio Managers: The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2010. Due to GSAM’s internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2010.

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Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Dolores Bamford		$		$		$
James (Chip) Otness		$		$		$
Sally Pope Davis		$		$		$
Robert Crystal		$		$		$
Scott Carroll		$		$		$
J. Kelly Flynn		$		$		$
Performance Fee Based Accounts
Dolores Bamford		$		$		$
James (Chip) Otness		$		$		$
Sally Pope Davis		$		$		$
Robert Crystal		$		$		$
Scott Carroll		$		$		$
J. Kelly Flynn		$		$		$

Conflicts of Interests. GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Vontobel Asset Management, Inc. (“Vontobel”): Investment Sub-Adviser to the International Equity Fund.

Compensation. The portfolio manager for the International Equity Fund (“Fund”) is compensated by the Fund’s sub-adviser, Vontobel. The firm’s portfolio managers have been strong contributors to the growth of the firm given their long tenure and the investment results they have produced. In recognition of their long-standing contribution to the growth of the business they receive a base salary which is excess of market averages. In addition, they receive a percentage share in the advisory fee revenue that the assets under management in their strategies generate. The firm renegotiated the terms of employment with the Fund’s portfolio manager in 2005. As a result, part of his revenue share is now deferred for a period of three years.

The portfolio manager does not receive any compensation directly from the Fund or the Fund’s investment adviser.

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Fund Shares Owned by Portfolio Manager. The portfolio manager did not beneficially own any shares of the Fund, as of December 31, 2010.

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Rajiv Jain		$		$		$

*             Of these Other Accounts,      accounts with approximately $     million in assets had performance based advisory fees.

Conflicts of Interests. The portfolio manager is responsible for the day-to-day management of all international equity products which Vontobel Asset Management, Inc. offers. The portfolio manager has a team of analysts that conduct screening of companies that must meet Vontobel’s strict investment criteria. This screening process yields an investment universe of approximately 250 companies. Each portfolio is built using the aforementioned investment universe of companies. Vontobel sees no conflicts of interest in managing the above mentioned portfolios within the guidelines set forth by the Fund.

Neuberger Berman Management LLC (“Neuberger Berman”): Investment Sub-Adviser to the Mid Cap Value Fund (the “Fund”).

Compensation. Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing their employees. Neuberger Berman is also focused on creating a compensation process that is fair, transparent, and competitive with the market.

Compensation for portfolio managers is more heavily weighted on the variable portion of total compensation and reflects individual performance, overall contribution to the team, collaboration with colleagues across Neuberger Berman and, most importantly, overall investment performance. The bonus for a portfolio manager is determined by using a formula which may or may not contain a discretionary component. The discretionary component is determined on the basis of a variety of criteria including investment performance (including the pre-tax three-year track record in order to emphasize long-term performance), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. In addition, compensation of portfolio managers at other comparable firms is considered, with an eye toward remaining competitive with the market.

The terms of Neuberger Berman’s long-term retention incentives are as follows:

Employee-Owned Equity. An integral part of the Acquisition (the management buyout of Neuberger Berman in 2009) was implementing an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals.

The senior portfolio managers on the mutual fund teams are key shareholders in the equity ownership structure. On a yearly basis over the next five years, the equity ownership allocations will be re-evaluated and re-allocated based on performance and other key metrics. A set percentage of employee equity and preferred stock is subject to vesting.

Contingent Compensation Plan. The Neuberger Berman Group established the Contingent Compensation Plan pursuant to which a certain percentage of an employees’ compensation is deemed contingent and vests over a three-year period. Under the plan, most participating employees who are members of mutual fund

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investment teams will receive a cash return on their contingent compensation with a portion of such return being determined based on the team’s investment performance, as well as the performance of a portfolio of other investment funds managed by Neuberger Berman Group investment professionals.

Restrictive Covenants. Portfolio managers who have received equity interests have agreed to certain restrictive covenants, which impose obligations and restrictions with respect to confidential information and employee and client solicitation.

Certain portfolio managers may manage products other than mutual funds, such as high net worth separate accounts For the management of these accounts, a portfolio manager may generally receive a percentage of pre-tax revenue determined on a monthly basis less certain deductions (e.g., a “finder’s fee” or “referral fee” paid to a third party). The percentage of revenue a portfolio manager receives will vary based on certain revenue thresholds.

Fund Shares Owned by Portfolio Manager. The portfolio manager did not beneficially own any shares of the Fund, as of December 31, 2010.

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
S. Basu Mullick		$		$		$

* Other accounts include separate accounts, sub-advised accounts and managed accounts (WRAP).

Conflict of Interest: While the portfolio manager’s management of other accounts may give rise to the conflicts of interest discussed below, Neuberger Berman believes that it has designed policies and procedures to appropriately address those conflicts. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund and the management of other accounts, which might have similar investment objectives or strategies as the Fund or track the same index the Fund tracks. Other accounts managed by the portfolio manager may hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

As a result of the portfolio manager’s day-to-day management of the Fund, the portfolio manager knows the size, timing and possible market impact of the Fund’s trades. While it is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund, Neuberger Berman has policies and procedures to address such a conflict.

From time to time, a particular investment opportunity may be suitable for both the Fund and other types of accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. Neuberger Berman has adopted policies and procedures reasonably designed to fairly allocate investment opportunities. Typically, when the Fund and one or more of the other mutual funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties, transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds and accounts involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund’s ability to participate in volume transactions may produce better executions for it.

Turner Investment Partners, Inc. (“Turner”): Investment Sub-Adviser to the Mid Cap Growth Fund and Large Cap Growth Fund (collectively, the “Funds”).

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Compensation. Turner compensates each Fund’s portfolio managers. Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2010.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Christopher McHugh		$		$		$
	*	$ *	*	$ *	*	$ *

Jason Schrotberger		$		$		$
	*	$ *	*	$ *	*	$ *

Tara Hedlund		$		$		$
	*	$ *	*	$ *	*	$ *

Robert E. Turner		$		$		$
	*	$ *	*	$ *	*	$ *

Mark Turner		$		$		$
	*	$ *	*	$ *	*	$ *

Robb J. Parlanti		$		$		$
	*	$ *	*	$ *	*	$ *

Halie O’Shea		$		$		$
	*	$ *	*	$ *	*	$ *

*	These accounts are subject to performance-based advisory fees.

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Conflicts of Interests. As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Funds where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.

Wells Capital Management Incorporated (“WellsCap”): Investment Sub-Adviser to the Large Core Growth and SMID Cap Growth Funds (collectively, the “Funds”).

Compensation. WellsCap compensates each Fund’s portfolio manager.

The compensation structure for WellsCap’s portfolio managers includes a competitive fixed base salary plus variable incentives (WellsCap utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the “Performance” sections of the Prospectuses.

Fund Shares Owned by Portfolio Manager. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2010.

Other Accounts. In addition to the Funds, the portfolio managers are is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)

Thomas Pence		$		$		$

Stuart Roberts		$		$		$
Jerome C. Philpott		$		$		$
Performance Fee Based Accounts

Thomas Pence		$		$		$

Stuart Roberts		$		$		$
Jerome C. Philpott		$		$		$

Conflicts of Interests. WellsCap’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

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AllianceBernstein L.P. Investment Sub-Adviser to the SMID Cap Value Fund (the “Fund”).

Compensation. AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

  (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

  (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the AllianceBernstein’s leadership criteria.

  (iii) Discretionary incentive compensation in the form of awards under the AllianceBernstein’s Partners Compensation Plan (“deferred awards”): The Adviser’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards which are in the form of AllianceBernstein’s publicly traded units vest over a four-year period and are generally forfeited if the employee resigns of AllianceBernstein terminates his/her employment.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2010.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2010.

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Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joseph Gerard Paul		$		$		$
James MacGregor		$		$		$
Andrew Weiner		$		$		$
Performance Fee Based Accounts
Joseph Gerard Paul		$		$		$
James MacGregor		$		$		$
Andrew Weiner		$		$		$

Conflicts of Interests.

Investment Professional Conflict of Interest Disclosure. As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

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Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Eaton Vance Management. Investment Sub-Adviser to the Large Core Value Fund (the “Fund”).

Compensation.

Structure. Compensation paid by Eaton Vance to its portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s nonvoting common stock and restricted shares of Eaton Vance Corp.’s nonvoting common stock. Eaton Vance’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all Eaton Vance employees. Compensation of Eaton Vance’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of Eaton Vance Corp.

Methods to Determine Compensation. Eaton Vance compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by Eaton Vance not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. Performance is evaluated on a pre-tax basis. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

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The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Eaton Vance seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment-industry compensation surveys, and utilizes survey data as a factor in determining salary, bonus, and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses, and stock-based compensation are also influenced by the operating performance of Eaton Vance and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of Eaton Vance’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2010.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in Millions	Number of Accounts	Total Assets in Millions	Number of Accounts[1]	Total Assets in Millions
Michael R. Mach		$		$		$
Matthew F. Beaudry		$		$		$
John D. Crowley		$		$		$
Stephen J. Kaszynski		$		$		$

1 For “Other Accounts” that are part of a wrap program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides services rather than the number of individual accounts within each wrap program.

Conflicts of Interests. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. Eaton Vance has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern Eaton Vance’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

SSgA Funds Management, Inc. Investment Sub-Adviser to the Small Cap Index, Developed International Index and Index 500 Funds (collectively, the “Funds”).

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Compensation. The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA FM and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group, and in the case of investment teams, the investment performance of their strategies. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. The same process is followed in determining incentive equity allocations.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2010.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The following table reflects the accounts managed by the Global Structured Products Team as of December 31, 2010.

Name*	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)

Lynn Blake, CFA*		$		$		$
John Tucker, CFA*		$		$		$

*Please note that the passive equity assets are managed on a team basis. This table refers to accounts of State Street Global Advisors (“SSgA”). SSgA FM and other advisory affiliates of State Street Corporation make up SSgA, the investment arm of State Street Corporation.

Conflicts of Interests. A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Potential conflicts may arise out of (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Funds maintained their positions in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio

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manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation. The potential conflicts described are applicable to SSgA FM as our portfolio managers manage several accounts with similar guidelines and differing fee schedules.

Morgan Stanley Investment Management Inc. Investment Sub-Adviser to the Emerging Markets Equity Fund (the “Fund”).

Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Bonus.

•

Morgan Stanley’s Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•

Investment Management Alignment Plan (IMAP) awards—a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Advisers or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Sub-Adviser or its affiliates. For 2009 awards, this provision was further strengthened to allow the Firm to clawback compensation if the Firm realizes losses on certain trading position, investments or holdings.

•

Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser and/or Sub-Advisers or their affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- , five- and ten-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable.

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Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
•	Contribution to the business objectives of the Sub-Adviser.
•	The dollar amount of assets managed by the portfolio manager.
•	Market compensation survey research by independent third parties.
•	Other qualitative factors, such as contributions to client objectives.
•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Fund Shares Owned by Portfolio Manager. The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2010.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Ruchir Sharma		$		$	*	$
James Cheng		$		$	**	$
Paul Psaila		$		$	***	$
Eric Carlson		$		$	***	$
Ana Cristina Piedrahita		$		$	****	$

* Of these Other Accounts, _ accounts with approximately $    million in assets had performance based advisory fees.

** Of these Other Accounts, _ accounts with approximately $    million in assets had performance based advisory fees.

*** Of these Other Accounts, _ accounts with approximately $    million in assets had performance based advisory fees.

**** Of these Other Accounts, _ accounts with approximately $    million in assets had performance based advisory fees.

Conflicts of Interests. Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Allianz Global Investors Capital LLC: Investment Sub-Adviser to the Small Cap Growth Fund (the “Fund”).

Compensation. Allianz Global Investors Capital LLC compensates the Fund’s portfolio manager.

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We believe that competitive compensation is essential to retaining top industry talent. With that in mind, we continually reevaluate our compensation policies against industry benchmarks. Our goal is to offer portfolio managers and analysts’ compensation and benefits in the top quartile for top performance, as measured by industry benchmarks.

Our compensation policy features both short-term and long-term components. Our Firm offers competitive base salaries and bonuses, profit-sharing and generous retirement plans. Investment professionals’ annual compensation is directly affected by the performance of their portfolios, their performance as individuals, and the success of the Firm. Typically, an investment professional’s cash compensation comprises a base salary and a bonus, plus long-term equity-like incentive units.

Investment professionals are awarded bonuses primarily based on product performance. A 360-degree qualitative review is also considered. As part of the 360-degree review, analysts and portfolio managers are reviewed by the portfolio manager who is responsible for the team’s final investment decisions and other portfolio managers to whose portfolios they contribute. Portfolio managers responsible for final investment decisions are reviewed by the Chief Investment Officer, who evaluates performance both quantitatively versus benchmarks and peer universes, as well as qualitatively.

Compensation and Account Performance - Compensation pools for investment teams are directly related to the size of the business and the performance of the products. Approximately half of the pool is based on one, three and five year performance relative to benchmarks and peers. The team pools are then subjectively allocated to team members based on individual contributions to client accounts. We believe our compensation system clearly aligns the interests of clients with our people and keeps our structure competitive with industry norms.

Long-Term Incentive Plan - A Long-Term Incentive Plan provides rewards to key staff based on AGI Management Partners’ operating earnings growth. The Plan provides a link between the Firm’s longer-term performance and employee pay, further motivating participants to make a long-term commitment to the company’s success.

Equity Ownership - Effective January 2010, the Firm’s Managing Directors participate in an equity ownership plan in AGI Management Partners. We believe this plan is important in retaining and recruiting key investment professionals, as well as in providing ongoing incentives.

Fund Shares Owned by Portfolio Manager. The portfolio manager did not beneficially own any shares of the Fund as of December 31, 2010.

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to performance-based advisory fees. The information below is provided as of December 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Michael Corelli		$		$		$

Conflicts of Interests. Like other investment professionals with multiple clients, a portfolio manager for the Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some conflicts faced by investment professionals at most major financial firms.

Allianz Global Investors Capital has adopted compliance policies and procedures that address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee

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structures, including accounts that pay advisory fees based on account performance may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.
•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

When Allianz Global Investors Capital considers the purchase or sale of a security to be in the best interests of the Fund as well as other accounts, Allianz Global Investors Capital’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold—for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Allianz Global Investors Capital considers many factors when allocating securities among accounts, including the account’s investment style, applicable investment restrictions, availability of securities, available cash and other current holdings. Allianz Global Investors Capital attempts to allocate investment opportunities among accounts in a fair and equitable manner. However, accounts are not assured of participating equally or at all in particular investment allocations due to such factors as noted above.

“Cross trades,” in which one investment adviser account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Allianz Global Investors Capital has adopted compliance procedures that provide that all cross trades are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise from the different investment objectives and strategies of the Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the Fund. In addition, investment decisions are subject to suitability for the particular account involved. Thus, a particular security may not be bought or sold for certain accounts even though it was bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. Allianz Global Investors Capital maintains trading policies designed to provide portfolio managers an opportunity to minimize the effect that short sales in one portfolio may have on holdings in other portfolios.

A portfolio manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

The Fund’s portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide Allianz Global Investors Capital with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of

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higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. In order to be assured of continuing to receive services considered of value to its clients, Allianz Global Investors Capital has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Allianz Global Investors Capital allocates the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund.

The Fund’s portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, the Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The Allianz Global Investors Capital’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to the Allianz Global Investors Capital’s Code of Ethics, which contain provisions and requirements designed to identify and address conflicts of interest between personal investment activities and the interests of the Fund.

OppenheimerFunds, Inc. (“Oppenheimer”): Investment Sub-Adviser to the Large Cap Value Fund (the “Fund”).

Compensation.     Oppenheimer compensates the Fund’s portfolio managers. Under Oppenheimer’s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of Oppenheimer. This is intended to align the portfolio managers and analysts’ interests with the success of the funds and accounts and their shareholders. The portfolio manager’s compensation consists of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of Oppenheimer’s holding company parent. Senior portfolio managers may also be eligible to participate in Oppenheimer’s deferred compensation plan. To help Oppenheimer attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of Oppenheimer and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper – Large Cap Value Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio manager’s compensation is not based on the total value of the Fund’s portfolio assets, although the Fund’s investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the portfolio manager. The compensation structure of the other funds and accounts managed by the portfolio managers are the same as the compensation structure of the Fund, described above.

Fund Shares Owned by Portfolio Manager. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2010.

Other Accounts.    In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to performance-based advisory fees. The information below is provided as of December 31, 2010.

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Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mitch Williams		$		$		$
John Damian		$		$		$

Conflicts of Interests.    As of December 31, 2010, and as indicated above, the portfolio managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other funds or accounts are the same as, or different from, the Fund’s investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the portfolio managers have the same management fee. If the management fee structure of another fund or account is more advantageous to the portfolio manager than the fee structure of the Fund, the portfolio manager could have an incentive to favor the other fund or account. However, the sub-adviser’s compliance procedures and Code of Ethics recognize the portfolio manager’s fiduciary obligations to treat all of his clients, including the Fund, fairly and equitably, and are designed to preclude the portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At various times, the Fund’s portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

Administrative and Corporate Services

Penn Mutual provides administrative and corporate services to Penn Series and receives a fee from Penn Series for those services equal to the annual rate of 0.15% of each Fund’s average daily net assets. The administrative and corporate services include: (a) maintenance of records pertaining to Penn Series’ affairs, except those that are required to be maintained by Penn Series’ investment adviser or sub-adviser, accounting services agent, custodian, or transfer agent; (b) preparation of certain filings, reports and proxy statements required by the federal securities laws; (c) preparation of Penn Series’ federal and state tax returns and any other filings required for tax purposes other than those required to be made by Penn Series’ custodian, transfer agent, accounting services agent, or investment adviser; (d) such services as Penn Series’ Board of Directors may require in connection with its oversight of Penn Series’ investment adviser or sub-adviser, accounting services agent, custodian, or transfer agent, including the periodic collection and presentation of data concerning the investment performance of Penn Series’ various investment portfolios; (e) the organization of all meetings of Penn Series’ Board of Directors; (f) the organization of all meetings of Penn Series’ shareholders; (g) the collection and presentation of any financial or other data required by Penn Series’ Board of Directors, accountants, or counsel; (h) the preparation and negotiation of any amendments to, or substitutes for, the present agreements with Penn Series’ investment adviser or sub-adviser, accounting services agent, custodian, or transfer agent; and (i) various shareholder services functions, including: maintaining accounts; processing purchase, exchange, redemption, and systematic allocation requests; processing disbursements related to loans, withdrawals, surrenders, or claims; forwarding shareholder communications from the Funds; providing recordkeeping services; and maintaining toll free telephone lines. Penn Mutual also bears certain expenses in connection with the services it renders as administrative and corporate services agent, including all rent and other expense involved in the provision of office space for Penn Series and in connection with Penn Mutual’s performance of its services as administrative and corporate services agent.

For fiscal years 2010, 2009, and 2008, the administrative fees waived and the administrative fees paid to Penn Mutual pursuant to the terms of the administrative and corporate service agreement by each of the Funds were as follows:

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	0000	0000	0000	0000	0000	0000
	Administrative Fees Waived			Administrative Fees Paid
Fund	2010	2009	2008	2010	2009	2008
Money Market Fund		$3,272	N/A		$319,047	$240,548
Limited Maturity Bond Fund		N/A	N/A		$136,269	$101,764
Quality Bond Fund		N/A	N/A		$393,907	$311,790
High Yield Bond Fund		N/A	N/A		$118,967	$113,488
Flexibly Managed Fund		N/A	N/A		$1,604,852	$1,877,988
Balanced Fund*		$39,583	N/A		$82,209	$32,959
Large Growth Stock Fund		N/A	N/A		$171,050	$190,616
Large Cap Growth Fund		$26,974	N/A		$33,955	$35,879
Large Core Growth Fund*		N/A	N/A		$163,136	$61,554
Large Cap Value Fund		N/A	N/A		$180,080	$248,131
Large Core Value Fund*		N/A	N/A		$188,064	$66,319
Index 500 Fund		$52,489	$43,804		$316,681	$337,456
Mid Cap Growth Fund		$8,638	$14,725		$100,762	$133,105
Mid Cap Value Fund		N/A	N/A		$108,128	$144,068
Mid Core Value Fund		N/A	N/A		$49,642	$60,235
SMID Cap Growth Fund*		N/A	N/A		$16,976	$2,194
SMID Cap Value Fund*		N/A	N/A		$17,550	$2,286
Small Cap Growth Fund		N/A	N/A		$92,305	$105,701
Small Cap Value Fund		N/A	N/A		$170,042	$216,416
Small Cap Index Fund*		N/A	N/A		$19,840	$4,404
Developed International Index Fund*		N/A	N/A		$33,164	$5,023
International Equity Fund		N/A	N/A		$336,737	$455,858
Emerging Markets Equity Fund*		N/A	N/A		$110,334	$32,466
Real Estate Securities Fund		N/A	N/A		$56,346	$69,447
Aggressive Allocation Fund*		N/A	N/A		$11,321	$326
Moderately Aggressive Allocation Fund*		N/A	N/A		$51,829	$2,107
Moderate Allocation Fund*		N/A	N/A		$77,451	$2,926
Moderately Conservative Allocation Fund*		N/A	N/A		$37,892	$2,774
Conservative Allocation Fund*		N/A	N/A		$27,898	$2,602

* Commencement of operations was August 25, 2008.

Accounting Services

BNY Mellon Investment Servicing Inc. (“BNY”) serves as the accounting services agent to Penn Series. BNY provides certain accounting and related services to Penn Series, including: (a) the maintenance for each Fund’s daily trial balance, general ledger, subsidiary records, capital stock accounts (other than those maintained by the transfer agent for Penn Series), investment ledger and all other books, accounts and other documents which Penn Series is required to maintain and keep current pursuant to Rule 31a-1(a) and (b) under the 1940 Act (other than those documents listed in subparagraph (4) of Rule 31a-1(b)); (b) the daily valuation of the securities held by, and the net asset value per share of, each Fund; (c) the preparation of such financial information as may reasonably be necessary for reports to shareholders, the Board of Directors and officers, the Securities and Exchange Commission and other federal and state regulatory agencies; and (d) the maintenance of all records for each Fund that may reasonably be required in connection with the audits of such Fund. The fee for the accounting services is based on a predetermined percentage of daily average net assets of each Fund.

For fiscal years 2010, 2009, and 2008, the accounting fees paid by each of the Funds were as follows:

Fund	2010	2009	2008
Money Market Fund		$126,349	$100,161
Limited Maturity Bond Fund		$63,307	$47,490

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Fund	2010	2009	2008
Quality Bond Fund		$150,654	$123,930
High Yield Bond Fund		$55,488	$52,961
Flexibly Managed Fund		$353,980	$390,398
Balanced Fund*		$9,923	$603
Large Growth Stock Fund		$76,490	$83,001
Large Cap Growth Fund		$27,499	$27,501
Large Core Growth Fund*		$74,097	$27,428
Large Cap Value Fund		$79,854	$102,673
Large Core Value Fund*		$82,617	$29,150
Index 500 Fund		$125,560	$132,485
Mid Cap Growth Fund		$47,022	$61,763
Mid Cap Value Fund		$50,459	$65,863
Mid Core Value Fund		$27,500	$30,012
SMID Cap Growth Fund*		$22,738	$1,382
SMID Cap Value Fund*		$22,738	$1,382
Small Cap Growth Fund		$43,083	$49,363
Small Cap Value Fund		$76,387	$92,086
Small Cap Index Fund*		$22,738	$1,382
Developed International Index Fund*		$39,690	$2,413
International Equity Fund		$154,695	$202,343
Emerging Markets Equity Fund*		$58,821	$17,315
Real Estate Securities Fund		$29,493	$34,008
Aggressive Allocation Fund*		$9,923	$603
Moderately Aggressive Allocation Fund*		$9,923	$603
Moderate Allocation Fund*		$9,923	$603
Moderately Conservative Allocation Fund*		$9,923	$603
Conservative Allocation Fund*		$9,923	$603

* Commencement of operations was August 25, 2008.

Limitation on Fund Expenses

See “EXPENSES AND LIMITATIONS” in the Prospectus for information on limitations on expenses of the Funds.

Portfolio Transactions

Decisions with respect to the purchase and sale of portfolio securities on behalf of each Fund are made by the respective investment adviser or sub-adviser of that Fund. Each Fund’s adviser or sub-adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Most purchases and sales of portfolio debt securities are transacted with the issuer or with a primary market maker acting as principal for the securities on a net basis, with no brokerage commission being paid by a Fund. Transactions placed through dealers serving as primary market makers reflect the spread between the bid and the asked prices. Occasionally, a Fund may make purchases of underwritten debt issues at prices which include underwriting fees.

With respect to the Flexibly Managed, Large Growth Stock, Large Cap Value, Large Cap Growth, Mid Cap Growth, Mid Cap Value, Mid Core Value, Small Cap Growth and International Equity Funds, at the request of Penn Series the investment sub-adviser has agreed to place a portion of the Fund’s portfolio transactions with a broker-dealer who has agreed to refund commissions credits directly back to the Fund or alternatively pay designated Fund expenses. The arrangement is intended to benefit investors by reducing Fund expenses borne by investors. Portfolio transactions will not be placed with the broker-dealer selected by Penn Series unless the purchase or sale transaction initiated by the investment adviser or sub-adviser is consistent with its obligation to seek best execution and is based on its normal negotiated commission schedule.

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In purchasing and selling portfolio securities, the policies of the investment advisers and sub-adviser are to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund’s portfolio transactions, the investment advisers and sub-advisers will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the adviser, sub-adviser or the Fund.

Any of the investment advisers or sub-advisers may effect principal transactions on behalf of a Fund with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal or agent. A Fund does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately. The prices the Fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

The investment advisers and sub-advisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser’s and sub-adviser’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

With regard to payment of brokerage commissions, the investment advisers and sub-advisers have adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, as amended, which permit investment advisers to cause a fund or portfolio to pay a commission in excess of the rate another broker or dealer would have charged for the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination to pay commissions may be made in terms of either the particular transaction involved or the overall responsibilities of the adviser or sub-adviser with respect to the accounts over which it exercises investment discretion. In some cases, research services are generated by third parties, but are provided to the advisers and sub-advisers by or through brokers and dealers. The advisers and sub-advisers may receive research service in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

In allocating brokerage business the advisers and sub-advisers annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of their clients on the basis of these assessments. The advisers and sub-advisers seek to evaluate the brokerage and research services they receive from broker-dealers and make judgements as to the level of business which would recognize such services. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services. The advisers and sub-advisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, commission rates are periodically reviewed to determine whether they are reasonable

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in relation to the services provided. In some instances, the advisers and sub-advisers receive research services they might otherwise have had to perform for themselves. The advisers and sub-advisers may use research services furnished by broker-dealers in servicing all of their investment advisory accounts, including the Funds, and accordingly, not all such services may necessarily be used by the advisers and sub-advisers in connection with the Funds.

The following table shows the amount of brokerage commissions paid by each fund listed. In addition the table shows the total amount of transactions allocated and commissions paid to brokers who provided research services.

	Total Brokerage Commissions Paid**			Total Amount of Transactions Allocated to Brokers who Provided Research Services		Total Amount of Commissions Paid to Brokers Who Provided Research Services
	2010	2009	2008	2010	2009	2010	2009
Money Market Fund		$0	$0		N/A		N/A
Limited Maturity Bond Fund		0	0		N/A		N/A
Quality Bond Fund		0	0		N/A		N/A
Large Cap Value Fund		293,357	400,395		N/A		N/A
Small Cap Growth Fund		351,466	415,702		28,780,943		55,271
Small Cap Value Fund		341,016	313,041		76,302,732		169,406
Real Estate Securities Fund		176,473	91,817		36,349,545		59,048
Mid Core Value Fund		80,173	415,702		N/A		N/A
Mid Cap Value Fund		106,099	160,162		11,549,070		24,360
Flexibly Managed Fund		2,756,275	2,480,106		N/A		N/A
Large Growth Stock Fund		151,420	107,246		N/A		N/A
High Yield Bond Fund		664,561	210,581
Mid Cap Growth Fund		165,152	227,451		31,604,309		30,440
Large Cap Growth Fund		55,829	83,030		9,296,146		6,971
International Equity Fund		374,953	924,587		48,704,386		69,976
Large Core Growth Fund*		424,519	56,547		164,162		344
SMID Cap Growth Fund*		51,974	3,158		N/A		N/A
Large Core Value Fund*		122,009	126,496		N/A		N/A
SMID Cap Value Fund*		22,110	4,088		9,259,829		13,045
Emerging Markets Equity Fund*		196,024	106,571		N/A		N/A
Small Cap Index Fund*		13,155	2,030		N/A		N/A
Developed International Index Fund		25,805	6,796		N/A		N/A
Index 500 Fund		7,307	25,294		N/A		N/A
*	Commencement of operations was August 25, 2008
**	Including the discounts received by securities dealers in connection with underwritings, if any.

The following table shows the total amount of brokerage commission paid to an affiliate of the Funds. In addition, the table shows the amount of brokerage commissions paid to affiliates of the Funds as a percentage of the dollar amount of brokerage commissions and as a percentage of the dollar amount of total brokerage transactions.

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	Percent of Total Brokerage Commissions Paid to an Affiliate	Total Brokerage Commissions Paid to an Affiliate ($)			Commissions Paid to Affiliates as a Percent of Dollar Amount of Total Brokerage Transactions
	2010	2010	2009	2008	2010
Small Cap Value Fund			N/A	3,456
Mid Cap Value Fund			N/A	7,249
Flexibly Managed Fund			1,708	2,961
Large Growth Stock Fund			N/A	83
Large Core Value Fund*			59	N/A
Emerging Markets Equity Fund*			4,699	1,074
*	Commencement of operations was August 25, 2008

For the period between August 25, 2008 (the Funds’ inception date) and December 31, 2008 and the fiscal years ended December 31, 2009 and December 31, 2010, the Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative and Conservative Allocation Funds did not pay any brokerage commissions.

Some of the investment adviser’s and sub-adviser’s other clients have investment objectives and programs similar to those of the Funds. An investment adviser or sub-adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with a Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is each of the investment adviser’s and sub-adviser’s policy not to favor one client over another in making recommendations or in placing orders. If two or more of an investment adviser’s or sub-adviser’s clients are purchasing a given security at the same time from the same broker-dealer, the investment adviser or sub-adviser will average the price of the transactions and allocate the average among the clients participating in the transaction.

Portfolio Turnover

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. Typically, funds with high turnover (such as 100% or more) tend to generate higher transaction costs, such as brokerage commissions, which may lower fund performance. A fund’s portfolio turnover rate is in the financial highlights table in its Prospectus.

With respect to the Limited Maturity and Quality Bond Funds, the portfolio turnover ratio was higher in 2008 than 2009 due to the management team looking for inefficiencies in the market during 2008, and the sale of securities when they felt they were fully priced.

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With respect to the Large Cap Growth and Large Cap Value Funds, the portfolio turnover ratio was higher in 2008 than 2009 due to the change in sub-advisers that occurred during 2008 and the resulting repositioning of each Fund’s portfolio.

With respect to the International Equity Fund, the portfolio turnover ratio was higher in 2008 than 2009 due to the higher volatility in the markets in 2008 and the increase in the frequency in which the Fund’s portfolio was rebalanced in 2008.

With respect to the Real Estate Securities Fund, the portfolio turnover ratio was higher in 2009 than 2008 due to dramatic increase in market volatility in the REIT sector.

Directors and Officers

The business and affairs of Penn Series, which include all twenty nine portfolios, are managed under the direction of its Board of Directors. The Board of Directors currently has seven members. Six of the members are not “interested persons” of Penn Series as defined in the Investment Company Act of 1940, as amended. One of the members is an employee of Penn Mutual and is, therefore, an “interested person.” The address for each Penn Series Director and Officer is c/o The Penn Mutual Life Insurance Company, 600 Dresher Road, Horsham, PA 19044.

Directors Who Are Not Interested Persons of Penn Series

Name and Year of Birth	Position with Penn Series	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by Director	Other Directorships Held by Director During Past 5 Years
Eugene Bay (born 1937)	Director	No set term; served since 1993.	President, Colgate Rochester Crozer Divinity School; Trustee, College of Wooster; Pastor Emeritus, Bryn Mawr Presbyterian Church, Bryn Mawr, PA (1987 – October 2004).	29	N/A
David B. Pudlin (born 1949)	Director	No set term; served since 2009.	Attorney, Hangley Aronchick Segal & Pudlin (law firm)	29	N/A
Charles E. Mather III (born 1934)	Director	No set term; served since 2002.	Insurance Broker/Consultant, Mather & Co., a division of Bollinger Inc.; Insurance Broker, Mather & Co. (1960 - Nov. 2006).	29	Director, The Finance Company of Pennsylvania (investment company)
M. Donald Wright (born 1935)	Director	No set term; served since 1988.	Accountant, Wright Consultants, Bryn Mawr, PA (financial planning and consulting).	29	N/A
Rebecca C. Matthias (born 1953)	Director	No set term; served since 2010.	Retired. President, Destination Maternity Corporation (clothing) (1982 – September 2010).	29	Director, CSS Industries; Director, Destination Maternity Corporation
Archie C. MacKinlay (born 1955)	Director	No set term; served since 2010.	Professor of Finance, Wharton School, Universtity of Pennsylvania (1984 - Present).	29	N/A

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Directors Who Are Interested Persons of Penn Series

Name and Year of Birth	Position with Penn Series	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by Director	Other Directorships Held by Director During Past 5 Years
Eileen C. McDonnell (born 1962)	Director	No set term; served since 2010.	President (2010—Present), Executive Vice President and Chief Marketing Officer (2008-2010), The Penn Mutual Life Insurance Company; Professor (2007-2008), The American College; President (2003-2006), New England Financial (insurance).	29	N/A

Officers of Penn Series

Name and Year of Birth	Position with Penn Series	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Peter M. Sherman (born 1952)	President	No set term; served since 2000.	Chairman and President of Independence Capital Management Inc.; Executive Vice President and Chief Investment Officer, The Penn Mutual Life Insurance Company (since 1998).
Kathleen P. Vandy (born 1960)	Secretary	No set term; served since 2008.	Corporate Counsel, The Penn Mutual Life Insurance Company (1999 to present); Secretary of Independence Capital Management Inc. (since May 2008).
Salvatore R. Faia (born 1962)	Chief Compliance Officer	No set term; served since 2009.	President, Vigilant Compliance Services.
Robert Dellacroce (born 1963)	Treasurer	No set term; served since 2009.	Treasurer, The Penn Mutual Life Insurance Company (since 2009); Treasurer, Independence Capital Management, Inc. (since 2009); Unit Leader, SEI Investments Operations (15 years).
John Heiple (born 1973)	Assistant Treasurer	No set term; served since 2004.	Supervisor, Variable Products Financial Reporting, The Penn Mutual Life Insurance Company (since 2003).
Patricia M. Chiarlanza (born 1965)	Assistant Treasurer	No set term; served since 2001.

Treasurer of Independence Capital Management, Inc. (since

2008); Assistant Treasurer, The Penn Mutual Life Insurance

Company (since May 2001), Intermediate/Senior

Supervisor/Manager (May 1991 – present) The Penn Mutual

Life Insurance Company.

Mr. Pudlin’s wife is an executive officer of PNC Financial Services Group, Inc. (“PNC”). Prior to July 1, 2010, PNC was the parent company of BNY (formerly known as PNC Global Investment Servicing Inc. (“PNC Global”)), the Company’s accounting agent, and PFPC Trust Company (“PFPC”), the Company’s custodian. For fiscal years 2009 and 2010, the fees paid by the Company to BNY and PNC Global were $2,697,517 and $            , respectively. For fiscal years 2009 and 2010, the custodial fees paid by the Company to PFPC were $1,732,840 and             , respectively.

Standing Committees of Board of Directors

The Board of Directors has an Executive Committee currently consisting of Messrs. Mather and Pudlin and Ms. McDonnell. Subject to limits under applicable law, during intervals between meetings of the Board, the Committee may exercise the powers of the Board. The Executive Committee did not meet during the Company’s 2010 fiscal year and did not exercise any power of the Board.

The Board of Directors has an Audit Committee currently consisting of Messrs. Wright, Pudlin, and Mather and Ms. Matthias. The Audit Committee is charged with exercising vigilant and informed oversight of Penn Series’ financial reporting process, including internal controls, and reporting its findings to the Board. The Audit Committee held             meetings during the Company’s 2010 fiscal year.

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The Board of Directors has a Nominating Committee currently consisting of Messrs. Wright, Pudlin and Bay. The principal responsibility of the Nominating Committee is to consider the qualifications of and to nominate qualified individuals to stand for election to the Board. The Nominating Committee would consider nominees recommended by shareholders, if such nominations were submitted in writing and addressed to the Nominating Committee at the Company’s office in conjunction with a shareholder meeting to consider the election of Directors. The Nominating Committee meets periodically, as necessary, and [met twice] during the Company’s 2010 fiscal year.

Board Responsibilities for Overseeing Risk Management

The management and affairs of the Company and each of Funds are supervised by the Directors under the laws of the State of Maryland. The Board of Directors is responsible for overseeing the Company and each of its Funds. The Board has approved contracts under which certain companies provide essential management services to the Funds.

Like most mutual funds, the day-to-day business of the Company, including the management of risk, is performed by third party service providers, such as the adviser, sub-advisers, and administrator. The Directors are responsible for overseeing the Company’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Company. Under the overall supervision of the Board and the Audit Committee, the Company or the service providers to the Company employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Company’s business (e.g., the adviser and sub-advisers are responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business.

The Directors’ role in risk oversight begins before the inception of a Fund, at which time the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the adviser and sub-adviser provide the Board with an overview of, among other things, their investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function with respect to a Fund by monitoring risks identified during regular and special reports made to the Board, as well as regular and special reports made to the Audit Committee. In addition to monitoring such risks, the Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the adviser and the sub-advisers and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreements with the adviser and sub-advisers, the Board meets with the adviser and sub-advisers to review such services. Among other things, the Board regularly considers the adviser’s and sub-adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments.

The Board meets regularly with the Company’s Chief Compliance Officer to review and discuss compliance issues and risk assessments. At least annually, the Company’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Company’s policies and procedures and those of its service providers, including the adviser, sub-advisers and administrator. The report addresses the operation of the policies and procedures of the Company and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

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The Board receives reports from the Company’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Company’s Valuation Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Company’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Company’s internal controls. Additionally, in connection with its oversight function, the Board oversees Company management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Company in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods, and the Company’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Company’s financial reporting and the preparation of the Company’s financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Company and the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Directors as to risk management matters are typically summaries of the relevant information. Most of the Company’s investment management and business affairs are carried out by or through the Company’s adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Board Leadership Structure

The Chairman of the Board, Eileen C. McDonnell, is an interested person of the Company as that term is defined in the 1940 Act. The Company does not have a single lead independent Director. The Company has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Company. The Company made this determination in consideration of, among other things, the fact that the Directors who are not interested persons of the Company (i.e., “independent Directors”) constitute a super-majority (86%) of the Board, the fact that the chairpersons of the Audit and Nominating Committees of the Board are independent Directors, the amount of assets under management in the Company, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Directors from Company management.

Individual Director Qualifications

The Company has concluded that each of the Directors should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Company’s shareholders. The Company has concluded that each of the Directors should serve as a Director based on their own experience, qualifications, attributes and skills as described below.

The Company has concluded that Ms. McDonnell should serve as Director because of the experience she has gained as the President, Executive Vice President and Chief Marketing Officer of Penn Mutual, her experience serving as President of another insurance company and her knowledge of and experience in the financial services industry.

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The Company has concluded that Mr. Wright should serve as Director because of the experience he has gained as founder of a financial planning and consulting firm, his experience in and knowledge of public company accounting and auditing, and the experience he has gained serving as a Director of the Company since 1998 and serving as Chair of the Company’s Audit Committee.

The Company has concluded that Dr. Bay should serve as Director because of the experience he has gained in his role as the President of an ecumenical seminary and as a pastor, the experience he has gained in serving as a director of a non-profit foundation, and the experience he has gained serving as Director of the Company since 1993 and serving as Chair of the Company’s Nominating Committee.

The Company has concluded that Mr. Mather should serve as Director because of the experience he has gained as the President and Chief Executive Officer of an insurance brokerage and consulting firm, his experience serving as the President and Chairman of the Board of Directors of another registered investment company, his experience in and knowledge of the financial services industry, and the experience he has gained serving as a Director of the Company since 2002.

The Company has concluded that Mr. Pudlin should serve as Director because of the experience he has gained in his roles as a shareholder and the President and Chief Executive Officer of a large law firm, his experience with and knowledge of public companies and the financial services industry, and the experience he has gained serving as a Director of the Company since 2009.

The Company has concluded that Mr. MacKinlay should serve as Director because of the experience, knowledge and expertise that he has acquired as a professor of finance at the University of Pennsylvania, Wharton School of Business since 1984 and his knowledge of and experience in the financial services industry.

The Company has concluded that Ms. Matthias should serve as Director because of the experience she has gained in her roles as the founder, President, Director and Chief Creative Officer of a publicly traded company, and the experience she has gained as a director of other public companies.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Directors primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of Directors are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Director as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Beneficial Ownership of Equity Securities of Penn Series Funds

The following table provides information on beneficial ownership of shares of Funds of the Company by members of the Board of Directors (by virtue of their owning or having an interest in variable annuity contracts or variable life insurance policies issued by Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company). This information is provided as of December 31, 2010.

Name of Director	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of All Fund Shares

Independent Directors
Eugene Bay	None	None
Archie C. MacKinlay	None	None
Charles E. Mather III	None	None
Rebecca C. Matthias	None	None
David B. Pudlin	None	None
M. Donald Wright	None	None

Interested Director
Eileen C. McDonnell

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Compensation of Directors and Chief Compliance Officer for Fiscal Year Ended December 31, 2010

Name and Position	Aggregate Compensation from Penn Series	Pension or Retirement Benefits Accrued as Part of fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Penn Series to Directors
Eugene Bay Director	$	None	None	$
David B. Pudlin Director	$	None	None	$
Charles E. Mather III Director	$	None	None	$
M. Donald Wright Director	$	None	None	$
Rebecca C. Matthias Director*	$	None	None	$
Archie C. MacKinley Director**	N/A	N/A	N/A	N/A
Salvatore R. Faia Chief Compliance Officer	$	None	None	$

* Appointed to the Board on September 23, 2010.

** Elected to the Board on December 15, 2010.

Interested Directors and Officers, except for the Company’s Chief Compliance Officer, of Penn Series receive no compensation from Penn Series for their services.

Code of Ethics

Rule 17j-1 under the 1940 Act governs personal securities activities of directors, officers and employees (“access persons”) of investment companies, its investment advisers and/or sub-advisers. Under Rule 17j-1, Penn Series, ICMI and each sub-adviser are required to adopt Codes of Ethics in order to ensure that the interests of shareholders are placed ahead of personal interests. In compliance with Rule 17j-1, Penn Series’ Code of Ethics is designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. Access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes and are prohibited from engaging in transactions during certain periods of time. In addition, certain access persons are required to obtain approval before investing in private placements and are not permitted to purchase securities in initial public offerings.

Copies of the current Codes of Ethics for Penn Series, ICMI and each sub-adviser are on file with the SEC.

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Proxy Voting Policy

The Board of Directors has delegated proxy voting responsibilities with respect to securities held by each Fund to such Fund’s investment adviser/sub-adviser, subject to the Board’s general oversight. Each investment adviser/sub-adviser has adopted its own proxy voting policies and procedures for this purpose (the “Procedures”), which are attached to this Statement of Additional Information as Appendix A. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

Variable annuity contract and variable life insurance policy owners that participate in the investment results of the Funds may obtain the voting record of a Fund for the most recent twelve-month period ended June 30, free of charge by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com, clicking on the Investment Options and Performance Tab at the top of the page and, under Related Information, clicking on the Penn Series Proxy Voting tab and you will be directed to each Fund’s proxy voting record. The voting record will be made available on the website of The Penn Mutual Life Insurance Company as soon as reasonably practicable after the information is filed by the Company with the SEC on SEC Form N-PX. The voting record will also be available on the website of the U. S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

Net Asset Value of Shares

The following information supplements the information on net asset value of shares set forth in “Account Policies” in the Prospectus.

The purchase and redemption price of each Fund’s shares is equal to that Fund’s net asset value per share. Each Fund determines its net asset value per share by subtracting the Fund’s liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund is calculated every day the New York Stock Exchange (“Exchange”) is open for trading. The Exchange is closed when the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. In valuing underlying fund investments, the Funds use the net asset values reported by the underlying funds.

Debt securities held in the Funds may be valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Securities for which market quotations are not readily available or they are determined to be unreliable are valued at fair value under procedures approved by the Board of Directors.

The Money Market Fund uses the amortized cost method of valuation. Under the amortized cost method of valuing portfolio securities, the security is valued at cost on the date of purchase and thereafter a proportionate amortization of any discount or premium until maturity of the security is assumed. The value of the security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method is believed to provide certainty in portfolio valuation, it may result in periods during which values are higher or lower than the amount the Money Market Fund would receive if the security was sold.

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In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Penn Series Board of Directors has established procedures reasonably designed, taking into account current conditions and the Money Market Fund’s objectives, to stabilize the net asset value per share of the Fund, as computed for purposes of distribution and redemption, at $1.00. Penn Series will maintain a dollar weighted average portfolio maturity in the Money Market Fund appropriate to the objective of maintaining a stable net asset value per share, and to that end the Fund will neither purchase any instrument with a remaining maturity of more than 397 days (45 days with respect to second tier securities) nor maintain a dollar weighted average portfolio maturity which exceeds 60 days, each as calculated in accordance with Rule 2a-7. The Board of Directors will review, at such intervals as it determines appropriate, the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from the $1.00 per share. In the event such deviation exceeds  1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Money Market Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to prospective or existing shareholders or contract holders, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Fund; reducing or withholding dividends; utilizing a net asset value per share as determined by using available market quotations; or reducing the number of shares outstanding by requesting shareholders to contribute to capital shares of the Money Market Fund.

Ownership of Shares

The outstanding shares of each of the Funds of Penn Series are owned by Penn Mutual and its subsidiary, PIA and are held in their Separate Accounts pursuant to variable annuity contracts and variable life insurance policies.

On March 31, 2011, the outstanding shares of Penn Series were owned as follows:*

Fund	Percentage of Outstanding Shares Owned by Penn Mutual and Held in Separate Accounts Pursuant to Variable Life Insurance Contracts	Percentage of Outstanding Shares Owned by Penn Mutual and Held in a Separate Account Pursuant to Variable Annuity Contracts	Percentage of Outstanding Shares Owned by Penn Insurance and Annuity and Held in a Separate Account Pursuant to Variable Annuity Contracts	Percentage of Outstanding Shares Owned by Penn Mutual and Held in General Accounts
Money Market Fund	%	%	%	%
Limited Maturity Bond Fund	%	%	%	%
Quality Bond Fund	%	%	%	%
High Yield Bond Fund	%	%	%	%
Flexibly Managed Fund	%	%	%	%
Balanced Fund	%	%	%	%
Large Growth Stock Fund	%	%	%	%
Large Cap Growth Fund	%	%	%	%
Large Core Growth Fund	%	%	%	%
Large Cap Value Fund	%	%	%	%
Large Core Value Fund	%	%	%	%
Index 500 Fund	%	%	%	%
Mid Cap Growth Fund	%	%	%	%
Mid Cap Value Fund	%	%	%	%
Mid Core Value Fund	%	%	%	%
SMID Cap Growth Fund	%	%	%	%
SMID Cap Value Fund	%	%	%	%
Small Cap Growth Fund	%	%	%	%

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Small Cap Value Fund	%	%	%	%
Small Cap Index Fund	%	%	%	%
Developed International Index Fund	%	%	%	%
International Equity Fund	%	%	%	%
Emerging Markets Equity Fund	%	%	%	%
Real Estate Securities Fund	%	%	%	%
Aggressive Allocation Fund	%	%	%	%
Moderately Aggressive Allocation Fund	%	%	%	%
Moderate Allocation Fund	%	%	%	%
Moderately Conservative Allocation Fund	%	%	%	%
Conservative Allocation Fund	%	%	%	%

*	Unaudited

Tax Status

The following is only a summary of certain federal income and excise tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ Prospectus. No attempt is made to present a detailed explanation of the tax treatment of Funds or their shareholders and the discussion here and in the Funds’ Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

The following general discussion of certain federal income and excise tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund within Penn Series is treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code will be applied to each Fund separately, rather than to Penn Series as a whole.

Shares of the Funds will be purchased by Penn Mutual and PIA for their separate accounts under variable annuity contracts and variable life insurance policies. Under the provisions of the Code currently in effect, net income and realized capital gains that the Funds distribute are not currently taxable to owners of variable annuity or variable life insurance contracts when left to accumulate in the contracts or under a qualified pension or retirement plan. Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be “adequately diversified” in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Fund intends to comply with such requirements. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of variable life insurance contracts or variable life insurance policies, please refer to the contract prospectus.

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It is the policy of each of the Funds to continue to qualify for and to elect the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Funds expects that it will not be subject to Federal income taxes on net investment income and net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to continue to qualify as a regulated investment company each Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Fund’s total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer, the securities of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If a Fund qualifies as a regulated investment company under the Code, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Fund distributes at least (a) 90% of its net investment income (generally, dividends, taxable interest, and the excess, if any, of net short-term capital gains over net long-term capital losses less certain operating expenses) and (b) 90% of its net tax exempt interest income (the excess of its tax-exempt interest income over certain deductions attributable to that income) (the “Distribution Requirement”).

Although each Fund intends to distribute substantially all of its net investment income and capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If for any taxable year, a Fund does not qualify as a regulated investment company under Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates, and in such event, may have an effect on the ability of variable separate accounts which invest in such a Fund to meet the diversification tests of Section 817(h) of the Code.

Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a regulated investment company whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, each Fund intends to qualify for this exemption or to make its distributions in accordance with the calendar year distribution requirement.

A Fund’s transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing, and character of income earned and in turn, affect the application of the Distribution Requirement to a particular Fund. Further, because a Fund may be required to recognize income without a corresponding receipt of cash, a Fund may be required, in order to satisfy the Distribution Requirement, to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

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In general, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund’s net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

Each Fund that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Fund’s shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Fund’s assets to be invested within various countries is not known. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to such Funds.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Rules relating to U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult with their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Fund.

Voting Rights

Penn Series is an open-end management investment company. Each Fund is “diversified” as defined in the 1940 Act. The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund. Penn Mutual and PIA own all the outstanding shares of Penn Series, either in their separate accounts registered under the 1940 Act or in their unregistered separate accounts or general accounts. Pursuant to the 1940 Act, however, Penn Mutual and PIA will vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions. Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by Penn Mutual and PIA in their general and unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received. Under state insurance law and federal regulations, there are certain circumstances under which Penn Mutual and PIA may disregard such voting instructions. If voting instructions are ever so ignored, contract owners will be advised of that action in the next semi-annual report.

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Penn Series currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law. The law provides shareholders with the right under certain circumstances to call a meeting of shareholders to consider removal of one or more directors. As required by law, Penn Series will assist in variable contract owner and payee communication on such matters.

Custodial Services

[PFPC Trust Company], 301 Bellevue Parkway, Wilmington, Delaware 19809, is custodian of the assets of the Funds of Penn Series. The custodial services performed by PFPC Trust Company are those customarily performed for registered investment companies by qualified financial institutions. Penn Series has authorized PFPC Trust Company to deposit certain portfolio securities in a central depository system as allowed by federal law.

Independent Registered Public Accounting Firm

             serves as the independent registered public accounting firm of Penn Series. Their offices are located at                     .

Legal Matters

Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relative to the federal securities laws and the offering of shares of Penn Series.

Portfolio Holdings Information

The Board of Directors has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to contract/policy owners and third parties. These policies and procedures recognize the conflict of interest that exists between the Fund’s shareholders, and those of the Adviser and/or any affiliated persons of the Fund. Therefore, except as noted below, the Company does not disclose a Fund’s portfolio holdings nor does the Company have any on-going arrangement with any party to make such information available on a selective basis. The Company’s Chief Compliance Officer reports as necessary to the Board regarding the implementation of the Company’s policies and procedures.

The Board exercises on-going oversight of the disclosure of portfolio holdings by overseeing the implementation and enforcement of the Funds’ policies and procedures by the Company’s Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Only the Company’s Chief Compliance Officer may authorize the disclosure of portfolio holdings information. Upon receipt of a request for portfolio holdings information, the Chief Compliance Officer must determine that (i) disclosure is in the best interests of the Fund and its shareholders and (ii) there is a legitimate business purpose for the disclosure. Any authorized disclosure of portfolio holdings information must be subject to the recipient’s agreement to keep that information confidential and refrain from trading on that information. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided portfolio holdings information.

The Company makes available quarterly on Penn Mutual’s website—www.pennmutal.com—a Quarterly Investment Update (“Quarterly Update”), which includes certain portfolio holdings information for each Fund. The Quarterly Update can be found by clicking on the “Investment Options & Performance” tab on Penn Mutual’s website, then the “Product & Fund Performance” link and then the “Quarterly Investment Updates” link. The Quarterly Update includes each Fund’s top ten holdings and, as applicable, information regarding a Fund’s asset and sector allocation, property types, and/or bond quality. The Quarterly Update is made available five weeks after the end of each quarter and is publicly available to all persons. The Quarterly Update generally remains accessible at least until the Company files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the website information is current (expected to be at least three months).

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With respect to the Money Market Fund, Penn Mutual’s website (www.pennmutal.com) includes a list of all the Fund’s portfolio holdings and certain attributes of (a) the Fund’s portfolio holdings, such as issuer, CUSIP, coupon rate, maturity date, final legal maturity date, a general category of the instrument, amortized cost value and principal amount, and (b) the Fund’s portfolio, such as the Fund’s dollar-weighted average portfolio maturity and dollar-weighted average life. This information is provided as of the last business day of each month, and can be found by clicking on the “Investment Options & Performance” tab and then the “Money Market Information” link under the Related Information section. The monthly Money Market Fund information generally remains accessible on the website for a period of at least six months from its posting date.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In addition, the Company’s service providers and, if applicable, their agents, such as ICMI, Wells, Turner, Neuberger Berman, GSAM, T. Rowe Price, Lord Abbett, Cohen & Steers, Vontobel, Alliance, Eaton Vance, SSgA FM, MISM, Oppenheimer, Allianz Global Investors Capital LLC, PFPC Trust Company, BNY and Penn Mutual, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. [Auditor], Morgan, Lewis & Bockius LLP, the Company’s financial printer (currently, R.R. Donnelley), the proxy voting service providers used by ICMI and the Company’s sub-advisers as identified in the proxy voting policies included in Appendix A attached hereto and the Company’s pricing information vendors (currently, Interactive Data Corporation, Standards & Poor’s, Thomson Reuters, Markit, Bloomberg and Pricing Direct/Bear Stearns) may receive portfolio holdings information, as necessary, in connection with their services to the Funds. These service providers and their agents will be subject to a duty of confidentiality with respect to any portfolio holdings information received whether imposed by the provisions of the service provider’s contract with the Company or by the nature of its relationship with the Company.

No compensation or other consideration will be paid to or received by any party, including the Company, its investment advisers and its affiliates or the recipient of portfolio holdings information, in connection with the disclosure of a Fund’s portfolio holdings information.

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RATINGS OF COMMERCIAL PAPER

Moody’s Investor Services, Inc. Commercial Paper Ratings:

PRIME 1

Issues rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Board margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME 2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME 3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor’s Rating Group Commercial Paper Ratings:

A-1

This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.
A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B	Issues rated B are regarded as having significant speculative characteristics for timely payment.
C	This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment.
D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Investors Service, Inc.:

Fitch 1 — Highest grade. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2—Very good grade. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

The quality of a bond is measured by credit risk—the continuing ability of the issuer to meet interest and principal payments. Issuers who are believed to be good credit risks receive high quality ratings, and those believed to be poor credit risks receive low quality ratings. As a result of the greater credit risk involved, medium and low quality bonds typically offer a higher yield than bonds of high quality.

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Moody’s Investors Service, Inc.

AAA

Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than AAA securities.

A

Bonds which are rated A possess many favorable investment attributes and are generally considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds which are rated Baa are considered medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds which are rated Ba are judged to have the following speculative elements: their future cannot be considered as well-assured; the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future; and uncertainty of position characterizes bonds in this class.

B

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a rating in the lower end of the generic rating category.

Standard & Poor’s Ratings Group

AAA	This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
AA	Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

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A

Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition of the taking of a similar action if payments on an obligation are jeopardized.

FINANCIAL STATEMENTS OF PENN SERIES

The following pages include audited financial statements and financial highlights as of December 31, 2010 for the Funds.

[TO BE INSERTED]

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APPENDIX A

PENN SERIES FUNDS, INC.

Proxy Voting Policies and Procedures

[TO BE INSERTED]

A-1

PART C: OTHER INFORMATION

Item 28.	Exhibits

	(a)(1)	Penn Series Funds, Inc. (the “Registrant”): Form of Articles of Incorporation dated April 1982, as originally filed on April 26, 1983 as Exhibit 1 to Post Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, are incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

	(a)(2)	Articles of Amendment dated April 22, 2002 to the Articles of Incorporation dated April 1982 is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

	(a)(3)	Articles of Amendment dated August 1, 2004 to the Articles of Incorporation dated April 1982 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

	(a)(4)	Articles Supplementary dated April 18, 2008 to the Articles of Incorporation dated April 1982 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

	(a)(5)	Articles of Amendment dated August 18, 2008 to the Articles of Incorporation dated April 1982, is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

	(b)	By-Laws as originally filed on August 27, 1992 as Exhibit 2 to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

	(c)	None (outstanding shares of common stock are recorded on the books and records of the Registrant - Certificates of stock are not issued).

	(d)(1)	Investment Advisory Agreement dated May 1, 2000 between the Registrant and Independence Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

	(d)(2)	Amendment dated May 1, 2002 to the Investment Advisory Agreement dated May 1, 2000 between the Registrant and Independence Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(d)(3)	Amendment dated August 22, 2008 to the Investment Advisory Agreement dated May 1, 2000, between the Registrant and Independence Capital Management, Inc., is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-027747) on April 30, 2009.

(d)(4)	Form of Investment Sub-Advisory Agreement dated May 1, 2000 between Independence Capital Management, Inc. and Turner Investment Partners, Inc., with respect to the Mid Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

(d)(5)	Amendment dated May 17, 2007 to the Investment Sub-Advisory Agreement dated May 1, 2000 between Independence Capital Management, Inc. and Turner Investment Partners, Inc., with respect to the Mid Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

(d)(6)	Amendment dated January 31, 2008 to the Investment Sub-Advisory Agreement dated May 1, 2000 between Independence Capital Management, Inc. and Turner Investment Partners, Inc., with respect to the Mid Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

(d)(7)	Sub-Advisory Agreement dated August 1, 2004 between Independence Capital Management, Inc. and Lord, Abbett & Co. LLC, with respect to the Mid Core Value Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(8)	Form of Sub-Advisory Agreement dated May 7, 2009 between Independence Capital Management, Inc. and Neuberger Management LLC, with respect to the Mid Cap Value Fund is filed is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-027747) on April 30, 2009.

(d)(9)	Sub-Advisory Agreement dated August 1, 2004 between Independence Capital Management, Inc. and Goldman Sachs Asset Management, L.P., with respect to the Small Cap Value Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(10)	Sub-Advisory Agreement dated August 1, 2004 between Independence Capital Management, Inc. and T. Rowe Price Associates, Inc., with respect to the Flexibly Managed, High Yield Bond and Large Growth Stock Funds, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(11)	Sub-Advisory Agreement dated May 1, 1998 between Independence Capital Management, Inc. and Vontobel Asset Management, Inc., with respect to the International Equity Fund, is incorporated herein by reference to Exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 000950116-99-000315) on February 26, 1999.

(d)(12)	Amendment dated September 7, 2006 to the Investment Sub-Advisory Agreement dated May 1, 1998 between Independence Capital Management, Inc. and Vontobel Asset Management, Inc., with respect to the International Equity Fund, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(d)(13)	Form of Sub-Advisory Agreement dated May 1, 2002 between Independence Capital Management, Inc. and Heitman Real Estate Securities LLC, with respect to the REIT Fund, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(d)(14)	Amendment dated November 16, 2006 to the Sub-Advisory Agreement dated May 1, 2002 between Independence Capital Management, Inc. and Heitman Real Estate Securities LLC, with respect to the REIT Fund, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(d)(15)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc., and Wells Capital Management incorporated with respect to the Large Core Growth and SMID Cap Growth Funds, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(16)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc., and SSgA Funds Management, Inc., with respect to the Index 500, Small Cap Index and Developed International Index Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(17)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc., and AllianceBernstein L.P., with respect to the SMID Cap Value Fund, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(18)	Investment Sub-Advisory Agreement dated May 1, 2010 between Independence Capital Management, Inc., and Allianz Global Investors Capital LLC, with respect to the Small Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

(d)(19)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc., and Eaton Vance Management, with respect to the Large Core Value Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(20)	Investment Sub-Advisory Agreement dated May 1, 2010 between Independence Capital Management, Inc., and Morgan Stanley Investment Management Inc., with respect to the Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

(d)(21)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc., and OppenheimerFunds, Inc., with respect to the Large Cap Value Fund, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(22)	Investment Sub-Advisory Agreement dated August 1, 2008 between Independence Capital Management, Inc., and Turner Investment Partners Inc, with respect to the Large Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(e)	None. Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

(f)	None.

(g)(1)	Amended and Restated Custodian Agreement dated October 28, 1992 between the Registrant and Provident National Bank as originally filed on April 26, 1993 as Exhibit 8(a) to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement, is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(g)(2)	Form of Amendment dated May 1, 2002 to the Amended and Restated Custodian Agreement dated October 28, 1992 between the Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(g)(3)	Form of Foreign Custody Manager Agreement dated July 2, 2001 between the Registrant and PNC Bank is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(h)(1)

Amended and Restated Administrative and Corporate Services Agreement dated November 19, 2009 between the Registrant and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on

  Form  N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

(h)(2)	Accounting Services Agreement dated May 15, 1994 between the Registrant and Provident Financial Processing Corporation as originally filed on March 10, 1990 as Exhibit 9(b) to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(h)(3)

Agreement between the Registrant and Provident Financial Processing Corporation on fees for services under the Accounting Services Agreement, as originally filed on February 24, 1995 as Exhibit 9(c) to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement, is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on

  Form  N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(h)(4)	Amendment dated October 24, 2006 to the Accounting Services Agreement dated May 5, 1994 is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(h)(5)	Expense Limitation Agreement dated June 2, 2009 by and among Independence Capital Management, Inc., The Penn Mutual Life Insurance Company, and Penn Series Funds, Inc. is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

(i)	Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j)	Consent of independent registered public accountant, to be filed by amendment.

(k)	None.

(l)	None.

(m)	None.

(n)	None

(o)	None.

(p)(1)	Registrant’s Code of Ethics dated February 24, 2005 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(p)(2)	Independence Capital Management, Inc. Code of Ethics dated January 31, 2005 is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(p)(3)	Turner Investment Partners, Inc. Code of Ethics dated March 1, 2008, is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

(p)(4)	Lord, Abbett & Co., LLC Code of Ethics dated October 2008 is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-027747) on April 30, 2009.

(p)(5)	Wells Capital Management, Inc. Code of Ethics dated February 2007, is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

(p)(6)	Neuberger Berman Management, LLC Code of Ethics dated June 2009, is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

(p)(7)	Goldman Sachs Asset Management, L.P. Code of Ethics dated March 12, 2009, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

(p)(8)	T. Rowe Price Associates, Inc. Code of Ethics dated March 13, 2009 is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-027747) on April 30, 2009.

(p)(9)	Vontobel Asset Management, Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-027747) on April 30, 2009.

(p)(10)	Heitman Real Estate Securities, LLC Code of Ethics dated February 1, 2005 is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(p)(11)	Eaton Vance Management Code of Ethics dated October, 2008, is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

	(p)(12)	AllianceBernstein L.P., Code of Ethics is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-027747) on April 30, 2009.

	(p)(13)	Morgan Stanley Investment Management (as related to Van Kampen Asset Management) Code of Ethics dated December 15, 2006 is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

	(p)(14)	SSgA Funds Management, Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

	(p)(15)	Oppenheimer Capital LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

	(p)(16)	OppenheimerFunds, Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(16) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-027747) on April 30, 2009.

	(q)	Powers of Attorney of Messrs. Wright, Pudlin, Mather, III, Bay and MacKinlay, and Ms. Matthias dated February 23, 2011 are filed herewith.

Item 29.	Persons Controlled by or under Common Control with Registrant

The Penn Mutual Life Insurance Company (“Penn Mutual”) is the owner of 100% of the outstanding common stock of the Registrant. For further information on the ownership of the outstanding common stock of the Registrant, see “Voting Rights” in the Prospectus and “Ownership of Shares” in the Statement of Additional Information, which are incorporated hereunder by reference.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Penn Insurance and Annuity Company, a Delaware corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Capital Management, Inc., a Pennsylvania corporation, and registered investment adviser.

Penn Mutual is the record and beneficiary owner of 100% of the outstanding common stock of The Penn Janney Fund, Inc. Penn Janney Fund, Inc. is a Pennsylvania corporation and invests in new business.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Pennsylvania Trust Company, a Pennsylvania corporation.

Penn Mutual is the record and beneficial owner of 95% of the outstanding common shares of Independence Square Properties, LLC, a holding corporation incorporated in Delaware.

Indepro Corp. is the record and beneficial owner of 100% of the outstanding common stock of Indepro Property Fund II Corp., a Delaware corporation.

Independence Square Properties, LLC is the record and beneficial owner of 100% of the outstanding common shares of Janney Montgomery Scott LLC, a Delaware corporation, Keystone Financial Goup, Inc. a Pennsylvania corporation and Walnut O corporation, a Pennsylvania Corporation.

Janney Montgomery Scott LLC is the record and beneficial owner of 100% of the outstanding common stock of the following corporations: JMS Resources, Inc., a Pennsylvania corporation; JMS Investor Services, Inc., a Delaware corporation; Grat Street Capital Management, LLC, a Delaware corporation, and Janney Montgomery Scott Insurance Agency Inc., a Massachusetts corporation.

JMS Resources Inc. is the record and beneficial owner of 100% of the outstanding common stock of the Janney Private Equity Company Inc., a Delaware corporation.

Penn Mutual and Janney Montgomery Scott LLC each is the record and beneficial owner of a subscription agreement for 50% of the common stock of Penn Janney Advisory, Inc., a Pennsylvania corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Indepro Corp., a Delaware corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Hornor, Townsend & Kent, Inc., a Pennsylvania corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of ISP Parker Hunter, Inc., a Delaware corporation.

ISP Parker Hunter is the record and beneficial owner of 5% of the outstanding common shares of Independence Square Properties, LLC, a holding corporation incorporated in Delaware.

Hornor, Townsend & Kent, Inc. is the record and beneficial owner of 100% of the outstanding common stock of HTK of Delaware, Inc., a Delaware Corporation; and HTK Insurance Agency Inc., a Pennsylvania Corporation.

Penn Mutual and Janney Montgomery Scott LLC each is the record and beneficial owner of 49.5% of the outstanding common stock of Penn Janney Opportunities Fund LP, a Delware corporation. The remaining 1.0% of the outstanding common stock of Penn Janney Opportunities Fund LP is owned by Penn Janney GP LLC.

Penn Mutual and Janney Montgomery Scott LLC each is the record and beneficial owner of 49.5% of the outstanding common stock of Penn Janney GP LLC, a Delware corporation. The remaining 1.0% of the outstanding common stock of Penn Janney GP LLC is owned by Richard Fox.

Item 30.	Indemnification

Article VII, Section (3) of the Articles of Incorporation of the Registrant provides generally that directors and officers of the Registrant shall be indemnified by the Registrant to the full extent permitted by Maryland law and by the Investment Company Act of 1940, now or hereinafter in force.

Article VI, Section (2) of the By-laws of the Registrant provides: Any person who was or is a party or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, settlements and reasonable expenses (including attorney’s fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the General Laws of the State of Maryland now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 31.	Business and Other Connections of Investment Advisers

Independence Capital Management, Inc.

Name and current Position with Independence Capital Management, Inc.	Other Business and Connections During the Past Two Years
(city and state of registered agent)
Peter M. Sherman Chairman, President and Chief Executive Officer	President of Penn Series Funds, Inc., Baltimore, MD; Executive Vice President and Chief Investment Officer of The Penn Mutual Life Insurance Company, Philadelphia, PA; Executive Vice President, Chief Investment Officer and Director of The Penn Insurance and Annuity Company, Wilmington, DE; President & Director of Penn Janney Advisory, Inc., Horsham, PA; President & Director of Penn Janney Fund, Inc., Horsham, PA; Representative of Penn Janney GP, LLC, Wilmington, DE; President & Chairman of the Board of Indepro Corp, Wilmington, DE.

Robert E. Chappell Director	Chairman of the Board of Penn Series Funds, Inc., Baltimore, MD; Chairman and Chief Executive Officer of The Penn Mutual Life Insurance Company, Philadelphia, PA; Chairman of the Board and President of The Penn Insurance and Annuity Company, Wilmington, DE; Chairman of the Board of The Pennsylvania Trust Company, Radnor, PA; Director of Independence Square Properties, LLC, Wilmington, DE; Director of ISP Parker Hunter, Wilmington, DE.

David M. O’Malley Director	Executive Vice President & Chief Financial Officer, The Penn Mutual Life Insurance Company, Philadelphia, PA; Senior Vice President of Product Management, The Penn Mutual Life Insurance Company, Philadelphia, PA; Director and Chairman of the Audit Committee of Hornor, Townsend & Kent, Inc., Horsham, PA; Directors of HTK Insurance Agency, Inc., Philadelphia, PA; Director of HTK of Delaware, Inc.; Philadelphia, PA; Director of Indepro Corp., Wilmington, DE; Director of Keystone Financial Group, Inc., Bryn Mawr, PA; Director of Independence Square Properties, LLC, Wilmington, DE.

Keith Huckerby Vice President	Assistant Vice President of The Penn Mutual Life Insurance Company, Philadelphia, PA.

Victoria Robinson Chief Compliance Officer	Senior Compliance Officer for Penn Series Funds, Inc., Baltimore, MD; Compliance Manager, The Penn Mutual Life Insurance Company, Philadelphia, PA.

John Lagana Auditor	Assistant Vice President of Auditing of The Penn Mutual Life Insurance Company, Philadelphia, PA; Auditor of Hornor, Townsend & Kent, Inc., Horsham, PA.

Kathleen P. Vandy Secretary	Secretary of Penn Series Funds, Inc., Baltimore, MD; Assistant Vice President & Corporate Counsel of The Penn Mutual Life Insurance Company, Philadelphia, PA.

Robert DellaCroce Treasurer	Treasurer of Penn Series Funds, Inc., Baltimore, MD; Treasurer of The Penn Mutual Life Insurance Company, Philadelphia, PA; Treasurer of The Penn Insurance and Annuity Company, Wilmington, DE.

Patricia Chiarlanza Assistant Treasurer	Assistant Treasurer of Penn Series Funds, Inc., Wilmington, DE; Assistant Treasurer of The Penn Mutual Life Insurance Company, Philadelphia, PA; Assistant Treasurer of The Penn Insurance and Annuity Company, Wilmington, DE; Assistant Treasurer of Hornor, Townsend & Kent, Inc., Horsham, PA; Treasurer of Independence Square Properties, Wilmington, DE; Treasurer of ISP Parker Hunter, Wilmington, DE; Assistant Treasurer of Indepro Corp., Wilmington, DE.

John Heiple Assistant Treasurer	Assistant Treasurer of Penn Series Funds, Inc., Baltimore, MD

T. Rowe Price Associates, Inc.

Listed below are the directors and executive officers of T. Rowe Price Group, Inc. (“Price Group”), which owns 100% of the stock of T. Rowe Price Associates, Inc. (“Price Associates”), who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates.

James T. Brady, Director of T. Rowe Price Group, Inc. Mr. Brady is the Managing Director of MidAtlantic of Ballantrae International, Ltd., a management consulting firm. He currently serves on the Board of Directors of Nexcen Brands, Inc., an owner, manager, and developer of intellectual property; Constellation Energy Group, a diversified energy company; and McCormick & Company, Inc., a manufacturer, marketer, and distributor of spices and seasonings. Mr. Brady’s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.

J. Alfred Broaddus, Jr., Director of T. Rowe Price Group, Inc. Mr. Broaddus is a former president of the Federal Reserve Bank of Richmond and is a member of the American Economic Association and the National Association of Business Economists. He also serves on the board of directors of Owens & Minor, Inc., a medical/surgical supplies distributor; Albemarle Corporation, a specialty chemicals producer; and Markel Corporation, a specialty insurer. Mr. Broaddus’ address is 4114 Hanover Avenue, Richmond, Virginia 23221.

Donald B. Hebb, Jr., Director of T. Rowe Price Group, Inc. Mr. Hebb is the chairman of ABS Capital Partners. Mr. Hebb’s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Dr. Alfred Sommer, Director of T. Rowe Price Group, Inc. Dr. Sommer served as dean of the Johns Hopkins Bloomberg School of Public Health from 1990 to 2005. He continues to serve as Dean Emeritus and professor of ophthalmology, epidemiology, and international health at this institution; Director of BD, Inc., a medical technology company; Chairman of the Micronutrient Forum; Director of the Lasker Foundation; and senior medical advisor for Helen Keller International. Dr. Sommer’s address is 615 N. Wolfe Street, Room E6527, Baltimore, Maryland 21205.

Dwight S. Taylor, Director of T. Rowe Price Group, Inc. Mr. Taylor is president of COPT Development and Construction, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust, and a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. He also serves on the National Board of the National Association of Industrial & Office Properties, and is past President of its Maryland chapter. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, Capitol College, and Lincoln University. Mr. Taylor’s address is 6711 Columbia Gateway Drive, Suite 300, Columbia, Maryland 21046.

Anne Marie Whittemore, Director of T. Rowe Price Group, Inc. Ms. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Ms. Whittemore’s address is One James Center, Richmond, Virginia 23219.

All of the following directors of T. Rowe Price Group are employees of T. Rowe Price Associates, and/or the investment managers (T. Rowe Price International, T. Rowe Price Global Investment Services Limited, or T. Rowe Price Global Asset Management):

Name	Company Name	Position Held With Company
Christopher D. Alderson	T. Rowe Price Global Investment Services Limited	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T.Rowe Price (Luxembourg) Management SARL	Director
	T. Rowe Price International, Inc.	Chief Executive Officer Director President

Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President
	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Director President
	T. Rowe Price Global Asset Management Limited	Chairman of the Board Director
	T. Rowe Price Global Investment Services Limited	Chairman of the Board Director
	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President
	T. Rowe Price Insurance Agency, Inc.	Director President
	T. Rowe Price International, Inc.	Director
	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President
	T.Rowe Price (Luxembourg) Management SARL	Director
	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board Director
	T. Rowe Price Savings Bank	Chairman of the Board Director
	T. Rowe Price Services, Inc.	Chairman of the Board Director
	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President

Jeremy M. Fisher	T. Rowe Price Global Asset Management Limited	Chief Compliance Officer Vice President
	T. Rowe Price Global Investment Services Limited	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International, Inc.	Chief Compliance Officer Vice President

John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President

James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President
	T. Rowe Price Global Asset Management Limited	Director
	T. Rowe Price Global Investment Services Limited	Director
	T. Rowe Price Group, Inc.	Chief Executive Officer Director President
	T. Rowe Price International, Inc.	Director

Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer
	TRP Colorado Springs, LLC.	President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President
	TRP Office Florida, LLC	President
	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President

Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President
	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President
	T. Rowe Price Trust Company	Vice President

R. Todd Ruppert	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Global Asset Management Limited	Chief Executive Officer Director President
	T. Rowe Price Global Investment Services Limited	Chief Executive Officer Director President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President
	T. Rowe Price (Luxembourg) Management SARL	Director
	T. Rowe Price Retirement Plan Services, Inc.	Vice President
	T. Rowe Price Trust Company	Vice President
	TRPH Corporation	Director President
	T. Rowe Price (Canada), Inc.	Vice President

William W. Strickland, Jr.	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President

Lord, Abbett & Co. LLC

NONE

The principal business address for Lord, Abbett & Co. LLC is 90 Hudson Street, Jersey City, New Jersey, 07302-3973.

Wells Capital Management, Incorporated

Name and Position with Wells Capital Management, Incorporated	Other Business Connections During the Past Two Years

Robert Bissell President, Chief Executive Officer	None

Kirk D. Hartman Executive Vice President and Chief Investment Officer	None

Amru A. Khan Executive Vice President, Sales and Marketing	None

Thomas O’Malley Executive Vice President, Liquidity Management Client Services	None

James W. Paulsen Executive Vice President, Chief Investment Strategist	None

Karen L. Norton Senior Vice President and Chief Administrative and Operation Officer	None

Saul Susal Senior Vice President, Chief Financial Officer	None

Mai Shiver Chief Compliance Officer and Director Business Risk Management	None

Sallie C. Squire Senior Vice President and Director of Professional and Corporate Development	None

Name and Position with Wells Capital Management, Incorporated	Other Business Connections During the Past Two Years

William L. Timoney Executive Vice President and Chief Administrative and Operation Officer	None

Francis Jon Baranko Director of Equity	None

James David Germany Director of Fixed Income	None

Jose Mari Casas Chief Technology Officer	None

Turner Investment Partners, Inc.

Name and Current Position with Turner Investment Partners, Inc.	Other Company	Position with Other Company
Thomas R. Trala Chief Financial and Operating Officer, Secretary	Turner Funds Turner Investments Pte. Ltd. Turner International Ltd. Turner Investment Management LLC	President Board Member & Chief Operating Officer Trustee Board Member, President & Chief Operating Officer & Treasurer

Mark D. Turner Vice Chairman of the Board; President, Senior Portfolio Manager	Turner Investment Management, LLC The Episcopal Academy (Newtown Square, PA)	Chairman Trustee

Robert E. Turner Chairman of the Board; Chief Investment Officer; Chief Executive Officer	Turner Funds Turner Investments Pte. Ltd. Turner International Ltd. Bradley University (Peoria, IL)	Trustee Board Member Trustee Trustee

Christopher K. McHugh Board Member, Vice President, Senior Portfolio Manager	Philadelphia University	Trustee

The principal address of Turner Investment Partners, Inc. and its subsidiary Turner Investment Management is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.

The principal address of Turner International Ltd. is 12 Plumtree Court, London, EC4A 4HT.

The principal address of Turner Investments Pte. Ltd. is Penthouse Level, Suntec Tower Three, 8 Temasek Blvd, Singapore, 038988.

Neuberger Berman Management LLC

Name and Current Position with Neuberger Berman Management LLC	Other Business Connections During the Past Two Years
Joseph Amato- Director	Director, CEO and President of Neuberger Berman Holdings LLC; CEO Neuberger Berman LLC;

Robert Conti-President and Chief Executive Officer	Managing Director, Neuberger Berman LLC

John Dorogoff-Treasurer & Chief Financial Officer	Managing Director, Chief Financial Officer, Treasurer Neuberger Berman LLC

Maxine L. Gerson- General Counsel and Secretary	Senior Vice President, Assistant Secretary Neuberger Berman LLC

The principal address of Neuberger Berman, Neuberger Berman LLC and Neuberger Berman Holdings LLC is 605 Third Avenue, New York, New York, 10158.

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM LP”) is a wholly-owned subsidiary of the Goldman Sachs Group, Inc. and serves as the investment adviser to the Registrant. Set forth below are the names, businesses and business addresses of certain managing directors of GSAM LP who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position with the Investment Adviser	Name and Address of Other Company	Connection with Other Company
Lloyd C. Blankfein Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 200 West Street New York, New York 10282-2198	Chairman, Chief Executive Officer and Director

	Goldman, Sachs & Co. 200 West Street New York, New York 10282-2198	Managing Director

John S. Weinberg Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 200 West Street New York, New York 10282-2198	Vice Chairman

	Goldman, Sachs & Co. 200 West Street New York, New York 10282-2198	Managing Director

Vontobel Asset Management, Inc.

Name and Current Position with Vontobel Asset Management, Inc.	Other Business Connections During the Past Two Years

Herbert J. Scheidt Chairman of the Board of Directors	Chief Executive Officer, Vontobel Group, Zurich Switzerland Chairman of the Executive Committee Bank Vontobel AG

Zeno Staub Vice Chairman of the Board of Directors	Head of Asset Management and Investment Funds Member of the Group Executive Board

Martin Sieg Castagnola Director	CFO, Head of Risk Management Vontobel Group, Zurich, Switzerland Member of the Group Executive Board

Heinrich Schlegel President and CEO	None

Thomas Wittwer Managing Director, Institutional Marketing	None

Peter Newell Managing Director, Institutional Marketing	None

Rajiv Jain Managing Director, Head Portfolio Manager, International Equities	None

Edwin Walczak Managing Director, Head of Domestic Portfolio Management	None

Joseph F. Mastoloni First Vice President & Chief Compliance Officer	None

Fredy Nyffeler First Vice President & Chief Financial Officer	None

The World Funds, Inc. is a registered investment company, incorporated under the laws of Maryland, comprising multiple fund series for which Vontobel Asset Management, Inc. serves as investment sub-adviser to one fund series.

Heitman Real Estate Securities LLC

Name and Position with Heitman Real Estate Securities LLC	Other Business Connections During the Past Two Years

Timothy J. Pire Managing Director	None

Michael K. Moran Vice President	None

Jeffrey D. Yurk Vice President	None

Richard Kateley Chief Operating Officer	None

Nancy B. Lynn Vice President	None

William E. Pogorelec Vice President	None

Mark Zahara Vice President	None

Donna Nicole Bair Vice President	None

The principal address of Heitman Real Estate Securities LLC is 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

Eaton Vance Management (“Eaton Vance” or “EVM”)

Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of Eaton Vance. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Thomas E. Faust Jr., Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Duncan W. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates).

Name and Current Position with Eaton Vance Management	Other Business Connections During the Past Two Years[1,2]
Thomas E. Faust Jr.- Chief Executive Officer, President of EVM and Trustee of EVC Voting Trust	Chief Executive Officer, President and Chairman of the Board of EVC. Served as Chief Investment Officer from November 2001 until October 31, 2007. Director and President of EV. Director of Eaton Vance Distributors, Inc. (“EVD”). Trustee of EVC Voting Trust. Trustee and/or officer of 178 registered investment companies and 4 private investment companies managed by Eaton Vance or its subsidiaries.

Paul O’Neil- Chief Compliance Officer and Vice President of EVM	Officer of 178 registered investment companies managed by EVM or its subsidiaries.

Frederick S. Marius- Chief Legal Officer, Vice President and Secretary of EVM, Trustee of EVC Voting Trust	Chief Legal Officer, Vice President and Secretary of EVC, EV and EVD. Director of EV. Trustee of EVC Voting Trust.

Name and Current Position with Eaton Vance Management	Other Business Connections During the Past Two Years[1,2]
Robert J. Whelan- Chief Financial Officer, Vice President and Treasurer of EVM, Trustee of EVC Voting Trust	Chief Financial Officer, Vice President and Treasurer of EVC. Vice President, Treasurer and Director of EV. Vice President and Director of EVD. Vice President and Director of Finance of EVC and EVM from April 2007 to October 2007. Trustee of EVC Voting Trust. Prior to joining EVM, served as Chief Financial Officer of Boston Private Wealth Management Group from December 2004 to March 2007.

Duncan W. Richardson- Executive Vice President and Chief Equity Investment Officer of EVM, Trustee of EVC Voting Trust	Executive Vice President, Chief Equity Investment Officer and Director of EVC. Officer of 82 registered investment companies managed by EVM or its subsidiaries.

Jeffrey P. Beale- Vice President of EVM and Trustee of EVC Voting Trust	Vice President of EVC.

Maureen A. Gemma- Vice President of EVM and Trustee of EVC Voting Trust	Officer of 178 registered investment companies managed by EVM or its subsidiaries.

Payson F. Swaffield- Vice President and Chief Income Investment Officer of EVM and Trustee of EVC Voting Trust	Chief Income Investment Officer of EVC. Trustee of EVC Voting Trust. Officer of 8 registered investment companies managed by EVM or its subsidiaries.

Scott H. Page- Vice President of EVM and Trustee of EVC Voting Trust	Officer of 11 registered investment companies managed by EVM or its subsidiaries.

Walter A. Row, III- Vice President of EVM and Trustee of EVC Voting Trust	Officer of 23 registered investment companies managed by EVM or its subsidiaries.

Michael W. Weilheimer- Vice President of EVM and Trustee of EVC Voting Trust	Officer of 24 registered investment companies managed by EVM or its subsidiaries.

Cynthia J. Clemson- Vice President of EVM and Trustee of EVC Voting Trust	Officer of 94 registered investment companies managed by EVM or its subsidiaries.

Michael R. Mach- Vice President of EVM and Trustee of EVC Voting Trust	Officer of 20 registered investment companies managed by EVM or its subsidiaries.

Judith A. Saryan- Vice President of EVM and Trustee of EVC Voting Trust	Officer of 51 registered investment companies managed by EVM or its subsidiaries.

Thomas M. Metzold- Vice President of EVM and Trustee of EVC Voting Trust	Officer of 47 registered investment companies managed by EVM or its subsidiaries.

G. West Saltonstall- Vice President of EVM and Trustee of EVC Voting Trust	None

Lisa M. Jones- Vice President of EVM and Trustee of EVC Voting Trust	None

Brian D. Langstraat- Trustee of EVC Voting Trust	Managing Director and Chief Executive Officer of Parametric Portfolio Associates.

David M. Stein- Trustee of EVC Voting Trust	Managing Director and Chief Investment Officer of Parametric Portfolio Associates. Officer of 32 registered investment companies managed by EVM or its subsidiaries.

Mark S. Venezia- Vice President of EVM and Trustee of EVC Voting Trust	Officer of 38 registered investment companies managed by EVM or its subsidiaries.

Name and Current Position with Eaton Vance Management	Other Business Connections During the Past Two Years[1,2]
Matthew J. Witkos- Vice President of EVM and Trustee of EVC Voting Trust	Chief Executive Officer, President and Director of EVD. Trustee of EVC Voting Trust. Prior to joining EVD, served as Executive Vice President of Global Distribution at IXIS Asset Managers Advisors Group.

1	The principal address of Eaton Vance Management, Eaton Vance, Inc., Eaton Vance Corporation and Eaton Vance Distributors, Inc. is Two International Place, Boston Massachusetts 02110.

2	Includes both master and feeder funds in master-feeder structure.

AllianceBernstein L.P.

Name and Current Position with the Investment Adviser	Other Business Connections During the Past Two Years
Peter Kraus Chairman of the Board and Chief Executive Officer of AllianceBernstein L.P.	Executive Vice President, Merrill Lynch & Co., 2008 Co-Head of Investment Management Division, Goldman Sachs Corp. 2001-2008

Mark R. Manley Senior Vice President, Deputy General Counsel and Chief Compliance Officer of AllianceBernstein L.P.	None

Seth J. Masters. Executive Vice President, Head of Blend Strategies and Chief Investment Officer of AllianceBernstein Defined Contribution Investments, AllianceBernstein L.P.	None

Lawrence H. Cohen Executive Vice President and Chief Technology Officer of AllianceBernstein L.P.	None

Robert Keith Executive Vice President of AllianceBernstein L.P. and Executive Managing Director of AllianceBernstein Investments Inc.	None

Laurance E. Cranch Executive Vice President and General Counsel of AllianceBernstein L.P.	None

Douglas J. Peebles Executive Vice President, Co-Chief Investment Officer of Fixed Income and Director of Global Fixed Income of AllianceBernstein L.P	None

Edward J. Farrell Senior Vice President and Controller of AllianceBernstein L.P.	None

Jeffrey S. Phlegar Executive Vice President of AllianceBernstein L.P.	None

Sharon E. Fay Executive Vice President of AllianceBernstein L.P. and Chief Investment Officer of Bernstein Global Value Equities	None

James G. Reilly Executive Vice President and US Large Cap Growth Team Leader of AllianceBernstein L.P.	None

Name and Current Position with the Investment Adviser	Other Business Connections During the Past Two Years
Marilyn G. Fedak Executive Vice President and Vice Chair of Investment Services of AllianceBernstein L.P.	None

James A. Gingrich Executive Vice President of AllianceBernstein L.P. and Chairman and CEO of Sanford C. Bernstein & Co., LLC	None

Lisa A. Shalett Executive Vice President of AllianceBernstein L.P. and Global Research Director of Alliance Growth Equities	None

Mark R. Gordon Executive Vice President, Director of Global Quantitative Research, Co-Head of Alternative Investments and Chief Investment Officer of Global Diversified Funds of AllianceBernstein L.P.	None

David A. Steyn Executive Vice President and Global Head of Client Service and Marketing of AllianceBernstein L.P.	None

Thomas S. Hexner Executive Vice President of AllianceBernstein L.P. and Head of Bernstein Global Wealth Management	None

Gregory J. Tencza Executive Vice President and Head of Institutional Investments of AllianceBernstein L.P.	None

Robert H. Joseph, Jr Senior Vice President and Chief Financial Officer of AllianceBernstein L.P.	None

Christopher M. Toub Executive Vice President, Chief Executive Officer of AllianceBernstein Limited and Head—Global/International Growth Equities of AllianceBernstein L.P.	None

Dominique Carrel-Billiard Director of AllianceBernstein Corporation	None

Henri de Castries Director of AllianceBernstein Corporation	None

Christopher M. Condron Director of AllianceBernstein Corporation	None

Denis Duverne Director of AllianceBernstein Corporation	None

Name and Current Position with the Investment Adviser	Other Business Connections During the Past Two Years
Richard S. Dziadzio Director of AllianceBernstein Corporation	None

Peter Etzenbach Director of AllianceBernstein Corporation	None

Deborah S. Hechinger Director of AllianceBernstein Corporation	None

Weston M. Hicks Director of AllianceBernstein Corporation	None

Gerald M. Lieberman President and Chief Operating Officer	None

Peter Kraus Chairman of the Board and Chief Executive Officer	None

Lorie A. Slutsky Director of AllianceBernstein Corporation	None

A.W. (Pete) Smith, Jr. Director of AllianceBernstein Corporation	None

Peter J. Tobin Director of AllianceBernstein Corporation	None

The principal address of AllianceBernstein L.P. is 1345 Avenue of the Americas, New York, NY 10105.

Morgan Stanley Investment Management

Name and Current Position with Morgan Stanley Investment Management Inc.	Other Business Connections During the Past Two Years
Stuart Bohart – President and Director	None

Randy Takian - Director	None

Joanne Pace – Chief Operating Officer	None

MaryAlice Dunne – Chief Administrative Officer	None

Stefanie V. Chang Yu – Secretary	None

Mark Patten – Chief Financial Officer and Treasurer	None

Mary Ann Picciotto – Chief Compliance Officer	None

The principal address of Morgan Stanley Investment Management Inc. is 522 Fifth Avenue, New York, NY 10036.

SSgA Funds Management, Inc.

Name and Current Position with SSgA Funds Management, Inc.	Other Business Connections During the Past Two Years
James E. Ross	Director and President, SSgA FM; Senior Managing Director, SSgA

Shawn Johnson	Director, SSgA FM; Senior Managing Director, SSgA

Phillip S. Gillespie	Chief Legal Officer and Director, SSgA FM; Executive Vice President and General Counsel, SSgA

Thomas Kelly	Treasurer, SSgA FM; Senior Managing Director, SSgA

Tracy Atkinson	Chief Compliance Officer and Director, SSgA FM; Chief Compliance Officer, SSgA; Executive Vice President, State Street Corporation

The principal address of SSgA Funds Management, Inc. is State Street Financial Center, One Lincoln Street, Boston, MA 02111.

Allianz Global Investors Capital

NONE

The principal address of Allianz Global Investors Capital is 345 Avenue of Americas, New York, NY 10105.

OppenheimerFunds, Inc.

NONE

Item 32.	Principal Underwriters

Not Applicable.

Item 33.	Location of Accounts and Records

	Penn Mutual Life Insurance Co. 600 Dresher Road Horsham, PA 19044	Vontobel Asset Management, Inc. 450 Park Avenue New York, NY 10022

	Penn Series Funds, Inc. 600 Dresher Road Horsham, PA 19044	Allianz Global Investors Capital 1345 Avenue of Americas New York, NY 10105

	PFPC Trust Company Bellevue Corporate Center 103 Bellevue Parkway Wilmington, DE 19809	Goldman Sachs Asset Management, L.P. 32 Old Slip New York, NY 10005

	T. Rowe Price Associates, Inc. 100 E. Pratt Street Baltimore, MD 21202	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street New York, NY 10281

	Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103-2921	Turner Investment Partners 1205 Westlakes Drive, Suite 100 Berwyn, PA 19312

	Independence Capital Management, Inc. 600 Dresher Rd., Suite 31 Horsham, PA 19044	Neuberger Berman Management LLC 605 Third Avenue New York, NY 10158

	Wells Capital Management, Incorporated 525 Market Street San Francisco, CA 94105	Eaton Vance Management 255 State Street Boston, MA 02109

	Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105

	Heitman Real Estate Securities LLC 191 North Wacker Drive, Suite 2500 Chicago, IL 60606	Van Kampen Asset Management 522 Fifth Avenue New York, NY 10036

	BNY Mellon Investment Servicing Inc. 301 Bellevue Parkway Wilmington, DE 19809	SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 23rd day of February, 2011.

PENN SERIES FUNDS, INC.
(Registrant)

By:	/s/ Peter M. Sherman
Peter M. Sherman, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on the 23rd day of February, 2011.

Signature	Title

/s/ Peter M. Sherman Peter M. Sherman	President (Principal Executive Officer)

/s/ Robert DellaCroce Robert DellaCroce	Treasurer (Principal Financial Officer)

* EUGENE BAY	Director

* ARCHIE CRAIG MACKINLAY	Director

* CHARLES E. MATHER, III	Director

* REBECCA C. MATTHIAS	Director

/s/ Eileen C. McDonnell Eileen C. McDonnell	Director

* DAVID B. PUDLIN	Director

* M. DONALD WRIGHT	Director

* By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell, Attorney-In-Fact

EXHIBIT INDEX

Exhibit	Number

Powers of Attorney of Messrs. Wright, Pudlin, Mather, III, Bay and MacKinlay and Ms. Matthias dated February 23, 2011	(q)